PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Max-Cap Fund, a portfolio of Federated Index Trust, for the six-month reporting period from November 1, 1996 through April 30, 1997. The report begins with an investment review, followed by the fund's portfolio of investments and its financial statements.

Federated Max-Cap Fund gives you a highly efficient way to pursue the broad performance of the U.S. stock market. The fund is managed passively to closely mirror the Standard & Poor's 500 Index (the "S&P 500"), a classic benchmark of overall stock market performance that includes 500 stocks in industry, transportation, finance, and public utilities. Stocks in the fund's portfolio are generally weighted in the same proportions as stocks in the S&P 500.*

In a continued positive environment for stocks, the fund produced a six-month total return of 14.46%** for Institutional Shares and 14.26%** for Institutional Service Shares. Contributing to those returns were dividend income distributions of $0.18 per share and capital gains distributions of $0.24 per share for Institutional Shares and dividend income distributions of $0.16 per share and capital gains distributions of $0.24 per share for Institutional Service Shares. By the end of the reporting period, the fund's total net assets reached $1.18 billion.

Thank you for putting your money to work pursuing the long-term growth potential of the S&P 500. As always, we invite your comments and suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
June 15, 1997
 * The Max-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Composite Stock Price Index. "Standard & Poor's(R)", "S & P(R)", "S & P 500(R)," "Standard & Poor's 500" and "500" are trademarks of Standard and Poor's Ratings Group ("S & P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by Standard & Poor's Ratings Group. Its only relationship to the fund is the licensing of the use of the Index. This index is unmanaged. Actual investments may not be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                        1

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The fund's total returns for Institutional Shares and Institutional Service Shares for the six-month reporting period ended April 30, 1997, were 14.46% and 14.26%, respectively.*

The target index, the Standard & Poor's 500 Index (the "Index"), had a total return of 14.71% during the reporting period. Share class performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S. stock market continued its climb in the last six months despite temporary setbacks from interest rate fears in December 1996 and March 1997. In December, the Federal Reserve Board (the "Fed") Chairman's comment that the U.S. stock market was fueled by "irrational exuberance" sent the market lower as investors interpreted the comment as a signal of a likely hike in interest rates. In March, the Fed raised its target rate for federal funds by a modest
 1/4%, less than some analysts expected.

Most investors have shrugged off fears of increasing interest rates for now, focusing on favorable economic data and strong corporate earnings. Cash flows into equity mutual funds have remained strong, also supporting the market.

During the last six months, trucking, electronics, and consumer products were among the strongest performing sectors while manufactured housing, engineering and construction, and gold were among the worst performing sectors in the Index.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED MAX-CAP FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--96.1%
---------------------------------------------------------------------------------
                   BASIC INDUSTRY--5.8%
                   --------------------------------------------------------------
      7,900        ASARCO, Inc.                                                     $      225,150
                   --------------------------------------------------------------
     20,800        Air Products & Chemicals, Inc.                                        1,492,400
                   --------------------------------------------------------------
     42,100        Alcan Aluminum, Ltd.                                                  1,426,137
                   --------------------------------------------------------------
     32,292        Allegheny Teledyne, Inc.                                                859,774
                   --------------------------------------------------------------
     32,400        Aluminum Co. of America                                               2,263,950
                   --------------------------------------------------------------
    101,427        Archer-Daniels-Midland Co.                                            1,863,721
                   --------------------------------------------------------------
     19,700    (b) Armco, Inc.                                                              68,950
                   --------------------------------------------------------------
     19,500        Avery Dennison Corp.                                                    716,625
                   --------------------------------------------------------------
      5,600        Ball Corp.                                                              150,500
                   --------------------------------------------------------------
     66,500        Barrick Gold Corp.                                                    1,487,937
                   --------------------------------------------------------------
     41,700        Battle Mountain Gold Co.                                                239,775
                   --------------------------------------------------------------
      9,800        Bemis Co., Inc.                                                         373,625
                   --------------------------------------------------------------
     20,700    (b) Bethlehem Steel Corp.                                                   170,775
                   --------------------------------------------------------------
      9,000        Boise Cascade Corp.                                                     299,250
                   --------------------------------------------------------------
     17,800        Champion International Corp.                                            827,700
                   --------------------------------------------------------------
     42,900        Corning, Inc.                                                         2,069,925
                   --------------------------------------------------------------
     23,900        Crown Cork & Seal Co., Inc.                                           1,308,525
                   --------------------------------------------------------------
     17,250        Cyprus Amax Minerals                                                    385,969
                   --------------------------------------------------------------
     45,600        Dow Chemical Co.                                                      3,870,300
                   --------------------------------------------------------------
    104,400        Du Pont (E.I.) de Nemours & Co.                                      11,079,450
                   --------------------------------------------------------------
     14,525        Eastman Chemical Co.                                                    740,775
                   --------------------------------------------------------------
     26,000        Echo Bay Mines Ltd.                                                     141,375
                   --------------------------------------------------------------
     11,840        Ecolab, Inc.                                                            482,480
                   --------------------------------------------------------------
     26,762        Engelhard Corp.                                                         562,002
                   --------------------------------------------------------------
     36,300        Freeport-McMoRan Copper & Gold, Inc., Class B                         1,057,237
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   --------------------------------------------------------------
     17,000        Georgia-Pacific Corp.                                            $    1,326,000
                   --------------------------------------------------------------
     10,000        Goodrich (B.F.) Co.                                                     398,750
                   --------------------------------------------------------------
     18,100    (b) Grace (W.R.) & Co.                                                      941,200
                   --------------------------------------------------------------
     11,800        Great Lakes Chemical Corp.                                              500,025
                   --------------------------------------------------------------
     19,800        Hercules, Inc.                                                          779,625
                   --------------------------------------------------------------
     27,200        Homestake Mining Co.                                                    360,400
                   --------------------------------------------------------------
     31,400        Inco Ltd.                                                             1,004,800
                   --------------------------------------------------------------
      9,000        Inland Steel Industries, Inc.                                           204,750
                   --------------------------------------------------------------
     55,776        International Paper Co.                                               2,356,536
                   --------------------------------------------------------------
     15,800        James River Corp. of Virginia                                           472,025
                   --------------------------------------------------------------
     20,200        Louisiana-Pacific Corp.                                                 376,225
                   --------------------------------------------------------------
      9,800        Mead Corp.                                                              550,025
                   --------------------------------------------------------------
      8,000        Millipore Corp.                                                         302,000
                   --------------------------------------------------------------
    109,000        Monsanto Co.                                                          4,659,750
                   --------------------------------------------------------------
     26,500    (b) Morton International, Inc.                                            1,109,688
                   --------------------------------------------------------------
     12,600        Nalco Chemical Co.                                                      453,600
                   --------------------------------------------------------------
     18,511        Newmont Mining Corp.                                                    640,943
                   --------------------------------------------------------------
     16,300        Nucor Corporation                                                       810,925
                   --------------------------------------------------------------
      9,600    (b) Owens Corning                                                           388,800
                   --------------------------------------------------------------
     34,700        PPG Industries, Inc.                                                  1,886,813
                   --------------------------------------------------------------
     21,533        Pall Corp.                                                              497,951
                   --------------------------------------------------------------
     12,100        Phelps Dodge Corp.                                                      928,675
                   --------------------------------------------------------------
     15,400        Pioneer Hi-Bred International                                         1,087,625
                   --------------------------------------------------------------
     44,500        Placer Dome, Inc.                                                       728,688
                   --------------------------------------------------------------
      5,400        Potlatch Corp.                                                          221,400
                   --------------------------------------------------------------
     29,000        Praxair, Inc.                                                         1,497,125
                   --------------------------------------------------------------
     11,800        Reynolds Metals Co.                                                     800,925
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   --------------------------------------------------------------
     12,000        Rohm & Haas Co.                                                  $      999,000
                   --------------------------------------------------------------
     24,435        Santa Fe Pacific Gold                                                   360,416
                   --------------------------------------------------------------
     31,800        Sherwin-Williams Co.                                                    961,950
                   --------------------------------------------------------------
     18,200        Sigma-Aldrich Corp.                                                     546,000
                   --------------------------------------------------------------
      3,700        Springs Industries, Inc., Class A                                       172,975
                   --------------------------------------------------------------
     18,508        Stone Container Corp.                                                   187,394
                   --------------------------------------------------------------
     10,300        Temple-Inland, Inc.                                                     571,650
                   --------------------------------------------------------------
     11,500        Tupperware Corp.                                                        382,375
                   --------------------------------------------------------------
     15,720        USX-U.S. Steel Group, Inc.                                              459,810
                   --------------------------------------------------------------
     12,800        Union Camp Corp.                                                        622,400
                   --------------------------------------------------------------
     24,100        Union Carbide Corp.                                                   1,201,988
                   --------------------------------------------------------------
     18,950        Westvaco Corp.                                                          530,600
                   --------------------------------------------------------------
     36,900        Weyerhaeuser Co.                                                      1,688,175
                   --------------------------------------------------------------
     10,300        Willamette Industries, Inc.                                             656,625
                   --------------------------------------------------------------
     16,850        Worthington Industries, Inc.                                            318,044
                   --------------------------------------------------------------   --------------
                   Total                                                                69,108,978
                   --------------------------------------------------------------   --------------
                   CONSUMER DURABLES--3.4%
                   --------------------------------------------------------------
     16,300        Black & Decker Corp.                                                    546,050
                   --------------------------------------------------------------
      5,400        Briggs & Stratton Corp.                                                 265,275
                   --------------------------------------------------------------
     18,300        Brunswick Corp.                                                         516,975
                   --------------------------------------------------------------
      5,300        Centex Corp.                                                            190,800
                   --------------------------------------------------------------
    135,568        Chrysler Corp.                                                        4,067,040
                   --------------------------------------------------------------
     15,600        Cooper Tire & Rubber Co.                                                343,200
                   --------------------------------------------------------------
     18,900        Dana Corp.                                                              602,437
                   --------------------------------------------------------------
     62,600        Eastman Kodak Co.                                                     5,227,100
                   --------------------------------------------------------------
     14,400        Eaton Corp.                                                           1,078,200
                   --------------------------------------------------------------
     11,400        Echlin, Inc.                                                            371,925
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   --------------------------------------------------------------
      6,500        Fleetwood Enterprises, Inc.                                      $      171,437
                   --------------------------------------------------------------
    219,900        Ford Motor Co.                                                        7,641,525
                   --------------------------------------------------------------
    140,600        General Motors Corp.                                                  8,137,225
                   --------------------------------------------------------------
     33,750        Genuine Parts Co.                                                     1,092,656
                   --------------------------------------------------------------
     28,900        Goodyear Tire & Rubber Co.                                            1,520,863
                   --------------------------------------------------------------
     24,000        Hasbro, Inc.                                                            600,000
                   --------------------------------------------------------------
      7,253        Jostens, Inc.                                                           173,165
                   --------------------------------------------------------------
      7,300        Kaufman & Broad Homes Corp.                                             101,288
                   --------------------------------------------------------------
     50,825        Mattel, Inc.                                                          1,416,747
                   --------------------------------------------------------------
     18,900        Maytag Corp.                                                            432,338
                   --------------------------------------------------------------
     29,600        Newell Co.                                                            1,036,000
                   --------------------------------------------------------------
      8,400        Polaroid Corp.                                                          407,400
                   --------------------------------------------------------------
      4,400        Pulte Corp.                                                             125,400
                   --------------------------------------------------------------
     27,900        Rubbermaid, Inc.                                                        669,600
                   --------------------------------------------------------------
     11,300        Snap-On Tools Corp.                                                     435,050
                   --------------------------------------------------------------
     16,500        Stanley Works                                                           641,438
                   --------------------------------------------------------------
     23,900        TRW, Inc.                                                             1,245,788
                   --------------------------------------------------------------
     13,800        Whirlpool Corp.                                                         645,150
                   --------------------------------------------------------------   --------------
                   Total                                                                39,702,072
                   --------------------------------------------------------------   --------------
                   CONSUMER NON-DURABLES--12.0%
                   --------------------------------------------------------------
     10,200        Alberto-Culver Co., Class B                                             297,075
                   --------------------------------------------------------------
     31,800        American Brands, Inc.                                                 1,709,250
                   --------------------------------------------------------------
     13,900        American Greetings Corp., Class A                                       444,800
                   --------------------------------------------------------------
     92,200        Anheuser-Busch Cos., Inc.                                             3,953,075
                   --------------------------------------------------------------
     24,700        Avon Products, Inc.                                                   1,522,137
                   --------------------------------------------------------------
     12,900        Brown-Forman Corp., Class B                                             651,450
                   --------------------------------------------------------------
     26,900        CPC International, Inc.                                               2,222,612
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   --------------------------------------------------------------
     85,600        Campbell Soup Co.                                                $    4,376,300
                   --------------------------------------------------------------
      9,600        Clorox Co.                                                            1,222,800
                   --------------------------------------------------------------
    463,500        Coca-Cola Co.                                                        29,490,187
                   --------------------------------------------------------------
     27,300        Colgate-Palmolive Co.                                                 3,030,300
                   --------------------------------------------------------------
     45,300        ConAgra, Inc.                                                         2,610,412
                   --------------------------------------------------------------
      7,100        Coors Adolph Co., Class B                                               162,412
                   --------------------------------------------------------------
     14,200    (b) Fruit of the Loom, Inc., Class A                                        511,200
                   --------------------------------------------------------------
     29,500        General Mills, Inc.                                                   1,829,000
                   --------------------------------------------------------------
    103,300        Gillette Co.                                                          8,780,500
                   --------------------------------------------------------------
     68,700        Heinz (H.J.) Co.                                                      2,851,050
                   --------------------------------------------------------------
     28,600        Hershey Foods Corp.                                                   1,551,550
                   --------------------------------------------------------------
     20,600        International Flavors & Fragrances, Inc.                                867,775
                   --------------------------------------------------------------
     39,400        Kellogg Co.                                                           2,748,150
                   --------------------------------------------------------------
    104,848        Kimberly-Clark Corp.                                                  5,373,460
                   --------------------------------------------------------------
     13,600        Liz Claiborne, Inc.                                                     615,400
                   --------------------------------------------------------------
     53,400        Nike, Inc., Class B                                                   3,003,750
                   --------------------------------------------------------------
    291,200        PepsiCo, Inc.                                                        10,155,600
                   --------------------------------------------------------------
    456,600        Philip Morris Cos., Inc.                                             17,978,625
                   --------------------------------------------------------------
    127,500        Procter & Gamble Co.                                                 16,033,125
                   --------------------------------------------------------------
     25,100        Quaker Oats Co.                                                       1,004,000
                   --------------------------------------------------------------
     19,600        Ralston Purina Co.                                                    1,614,550
                   --------------------------------------------------------------
     10,400        Reebok International Ltd.                                               397,800
                   --------------------------------------------------------------
      7,200        Russell Corp.                                                           199,800
                   --------------------------------------------------------------
     90,300        Sara Lee Corp.                                                        3,792,600
                   --------------------------------------------------------------
     69,700        Seagram Co. Ltd.                                                      2,666,025
                   --------------------------------------------------------------
      9,200        Stride Rite Corp.                                                       126,500
                   --------------------------------------------------------------
     34,900        UST, Inc.                                                               911,763
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   --------------------------------------------------------------
     29,800        Unilever N.V., ADR                                               $    5,848,250
                   --------------------------------------------------------------
     11,800        V.F. Corp.                                                              851,075
                   --------------------------------------------------------------
     21,600        Wrigley (Wm.), Jr. Co.                                                1,258,200
                   --------------------------------------------------------------   --------------
                   Total                                                               142,662,558
                   --------------------------------------------------------------   --------------
                   ENERGY MINERALS--8.5%
                   --------------------------------------------------------------
     17,300        Amerada-Hess Corp.                                                      841,212
                   --------------------------------------------------------------
     92,500        Amoco Corp.                                                           7,735,312
                   --------------------------------------------------------------
     11,900        Ashland, Inc.                                                           531,037
                   --------------------------------------------------------------
     29,900        Atlantic Richfield Co.                                                4,070,137
                   --------------------------------------------------------------
     26,900        Baker Hughes, Inc.                                                      928,050
                   --------------------------------------------------------------
     23,300        Burlington Resources, Inc.                                              987,337
                   --------------------------------------------------------------
    121,400        Chevron Corp.                                                         8,315,900
                   --------------------------------------------------------------
    461,800        Exxon Corp.                                                          26,149,425
                   --------------------------------------------------------------
     21,500        Halliburton Co.                                                       1,518,438
                   --------------------------------------------------------------
      4,600        Helmerich & Payne, Inc.                                                 219,650
                   --------------------------------------------------------------
      9,100        Kerr-McGee Corp.                                                        549,413
                   --------------------------------------------------------------
      6,300        Louisiana Land & Exploration Co.                                        315,000
                   --------------------------------------------------------------
     73,300        Mobil Corp.                                                           9,529,000
                   --------------------------------------------------------------
     60,200        Occidental Petroleum Corp.                                            1,331,925
                   --------------------------------------------------------------
     19,400    (b) Oryx Energy Co.                                                         388,000
                   --------------------------------------------------------------
      8,700        Pennzoil Co.                                                            428,475
                   --------------------------------------------------------------
     48,900        Phillips Petroleum Co.                                                1,925,438
                   --------------------------------------------------------------
     15,800    (b) Rowan Companies, Inc.                                                   284,400
                   --------------------------------------------------------------
     99,700        Royal Dutch Petroleum Co., ADR                                       17,970,925
                   --------------------------------------------------------------
     16,812    (b) Santa Fe Energy Resource, Inc.                                          237,470
                   --------------------------------------------------------------
     45,600        Schlumberger Ltd.                                                     5,050,200
                   --------------------------------------------------------------
     16,337        Sun Co., Inc.                                                           447,225
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   --------------------------------------------------------------
     49,100        Texaco, Inc.                                                     $    5,180,050
                   --------------------------------------------------------------
     53,500        USX Corp.                                                             1,477,938
                   --------------------------------------------------------------
     46,594        Union Pacific Resources Group, Inc.                                   1,263,862
                   --------------------------------------------------------------
     46,200        Unocal Corp.                                                          1,761,375
                   --------------------------------------------------------------
      9,900    (b) Western Atlas, Inc.                                                     613,800
                   --------------------------------------------------------------   --------------
                   Total                                                               100,050,994
                   --------------------------------------------------------------   --------------
                   FINANCE--14.1%
                   --------------------------------------------------------------
     20,100        AON Corp.                                                             1,336,650
                   --------------------------------------------------------------
     19,800        Ahmanson (H.F.) & Co.                                                   754,875
                   --------------------------------------------------------------
     82,805        Allstate Corp.                                                        5,423,727
                   --------------------------------------------------------------
     88,300        American Express Co.                                                  5,816,762
                   --------------------------------------------------------------
     38,000        American General Corp.                                                1,657,750
                   --------------------------------------------------------------
     87,293        American International Group, Inc.                                   11,217,150
                   --------------------------------------------------------------
     80,827        Banc One Corp.                                                        3,425,044
                   --------------------------------------------------------------
     71,900        Bank of New York Co., Inc.                                            2,840,050
                   --------------------------------------------------------------
     66,876        BankAmerica Corp.                                                     7,816,132
                   --------------------------------------------------------------
     28,300        BankBoston Corp.                                                      2,058,825
                   --------------------------------------------------------------
     15,000        Bankers Trust New York Corp.                                          1,220,625
                   --------------------------------------------------------------
     35,800        Barnett Banks, Inc.                                                   1,749,725
                   --------------------------------------------------------------
     10,000        Beneficial Corp.                                                        640,000
                   --------------------------------------------------------------
     14,100        CIGNA Corp.                                                           2,120,287
                   --------------------------------------------------------------
     81,170        Chase Manhattan Corp.                                                 7,518,371
                   --------------------------------------------------------------
     32,400        Chubb Corp.                                                           1,871,100
                   --------------------------------------------------------------
     89,200        Citicorp                                                             10,046,150
                   --------------------------------------------------------------
     21,300        Comerica, Inc.                                                        1,246,050
                   --------------------------------------------------------------
     27,100        Conseco, Inc.                                                         1,121,262
                   --------------------------------------------------------------
     41,400        Corestates Financial Corp.                                            2,095,875
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   --------------------------------------------------------------
     61,042        Dean Witter, Discover & Co.                                      $    2,334,856
                   --------------------------------------------------------------
    133,300        Federal Home Loan Mortgage Corp.                                      4,248,937
                   --------------------------------------------------------------
    203,100        Federal National Mortgage Association                                 8,352,487
                   --------------------------------------------------------------
     19,600        Fifth Third Bancorp                                                   1,462,650
                   --------------------------------------------------------------
     26,100        First Bank System, Inc.                                               2,003,175
                   --------------------------------------------------------------
     51,355        First Union Corp.                                                     4,313,820
                   --------------------------------------------------------------
     48,810        Fleet Financial Group, Inc.                                           2,977,410
                   --------------------------------------------------------------
     14,700        General RE Corp.                                                      2,458,575
                   --------------------------------------------------------------
     10,800        Golden West Financial Corp.                                             702,000
                   --------------------------------------------------------------
     25,500        Great Western Financial Corp.                                         1,071,000
                   --------------------------------------------------------------
     25,500        Green Tree Financial Corp.                                              755,438
                   --------------------------------------------------------------
     18,100        Household International, Inc.                                         1,592,800
                   --------------------------------------------------------------
     21,900        ITT Hartford Group, Inc.                                              1,631,550
                   --------------------------------------------------------------
     34,700        J.P. Morgan & Co., Inc.                                               3,535,063
                   --------------------------------------------------------------
     13,225        Jefferson-Pilot Corp.                                                   763,744
                   --------------------------------------------------------------
     42,700        KeyCorp                                                               2,225,738
                   --------------------------------------------------------------
     19,400        Lincoln National Corp.                                                1,086,400
                   --------------------------------------------------------------
      8,000        MBIA Insurance Corporation                                              779,000
                   --------------------------------------------------------------
     61,012        MBNA Corp.                                                            2,013,396
                   --------------------------------------------------------------
     11,000        MGIC Investment Corp.                                                   893,750
                   --------------------------------------------------------------
     13,400        Marsh & McLennan Cos., Inc.                                           1,614,700
                   --------------------------------------------------------------
     24,200        Mellon Bank Corp.                                                     2,011,625
                   --------------------------------------------------------------
     31,300        Merrill Lynch & Co., Inc.                                             2,981,325
                   --------------------------------------------------------------
     28,200        Morgan Stanley Group, Inc.                                            1,780,125
                   --------------------------------------------------------------
     41,300        National City Corp.                                                   2,013,375
                   --------------------------------------------------------------
    144,640        NationsBank Corp.                                                     8,732,640
                   --------------------------------------------------------------
     68,800        Norwest Corp.                                                         3,431,400
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   --------------------------------------------------------------
     63,300        PNC Financial Corp.                                              $    2,603,213
                   --------------------------------------------------------------
     17,300        Providian Corp.                                                         999,075
                   --------------------------------------------------------------
     10,300        Republic New York Corp.                                                 943,738
                   --------------------------------------------------------------
     15,100        Ryder Systems, Inc.                                                     469,988
                   --------------------------------------------------------------
     23,400        SAFECO Corp.                                                            936,000
                   --------------------------------------------------------------
     15,600        St. Paul Cos., Inc.                                                   1,045,200
                   --------------------------------------------------------------
     41,500        SunTrust Banks, Inc.                                                  2,106,125
                   --------------------------------------------------------------
     13,350        Torchmark Corp.                                                         829,369
                   --------------------------------------------------------------
     12,400        Transamerica Corp.                                                    1,050,900
                   --------------------------------------------------------------
    119,189        Travelers Group, Inc.                                                 6,600,091
                   --------------------------------------------------------------
     28,650        U.S. Bancorp.                                                         1,636,631
                   --------------------------------------------------------------
     13,600        UNUM Corp.                                                            1,047,200
                   --------------------------------------------------------------
     21,800        USF&G Corp.                                                             436,000
                   --------------------------------------------------------------
      6,300        USLIFE Corp.                                                            305,550
                   --------------------------------------------------------------
     30,900        Wachovia Corp.                                                        1,807,650
                   --------------------------------------------------------------
     17,466        Wells Fargo & Co.                                                     4,659,056
                   --------------------------------------------------------------   --------------
                   Total                                                               167,219,175
                   --------------------------------------------------------------   --------------
                   HEALTH CARE--10.6%
                   --------------------------------------------------------------
    145,000        Abbott Laboratories                                                   8,845,000
                   --------------------------------------------------------------
     27,955        Aetna Services Inc.                                                   2,547,399
                   --------------------------------------------------------------
        268    (b) Allergan Ligand Retinoid Therapeutics, Inc.                               7,236
                   --------------------------------------------------------------
     12,000        Allergan, Inc.                                                          321,000
                   --------------------------------------------------------------
     15,700    (b) Alza Corp.                                                              459,225
                   --------------------------------------------------------------
    118,400        American Home Products Corp.                                          7,844,000
                   --------------------------------------------------------------
     49,200    (b) Amgen, Inc.                                                           2,896,650
                   --------------------------------------------------------------
     10,600        Bard (C.R.), Inc.                                                       336,550
                   --------------------------------------------------------------
     10,500        Bausch & Lomb, Inc.                                                     423,937
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   --------------------------------------------------------------
     50,700        Baxter International, Inc.                                       $    2,427,262
                   --------------------------------------------------------------
     23,200        Becton, Dickinson & Co.                                               1,067,200
                   --------------------------------------------------------------
     18,500    (b) Beverly Enterprises, Inc.                                               268,250
                   --------------------------------------------------------------
     21,500    (b) Biomet, Inc.                                                            326,531
                   --------------------------------------------------------------
     32,900    (b) Boston Scientific Corp.                                               1,587,425
                   --------------------------------------------------------------
    186,400        Bristol-Myers Squibb Co.                                             12,209,200
                   --------------------------------------------------------------
    124,807        Columbia/HCA Healthcare Corp.                                         4,368,245
                   --------------------------------------------------------------
     13,700        Guidant Corp.                                                           935,025
                   --------------------------------------------------------------
     57,600    (b) HEALTHSOUTH Rehabilitation                                            1,137,600
                   --------------------------------------------------------------
     30,200    (b) Humana, Inc.                                                            656,850
                   --------------------------------------------------------------
    247,800        Johnson & Johnson                                                    15,177,750
                   --------------------------------------------------------------
    101,800        Lilly (Eli) & Co.                                                     8,945,675
                   --------------------------------------------------------------
     11,650        Manor Care, Inc.                                                        272,319
                   --------------------------------------------------------------
     44,500        Medtronic, Inc.                                                       3,081,625
                   --------------------------------------------------------------
    226,000        Merck & Co., Inc.                                                    20,453,000
                   --------------------------------------------------------------
    119,400        Pfizer, Inc.                                                         11,462,400
                   --------------------------------------------------------------
     94,555        Pharmacia & Upjohn, Inc.                                              2,801,192
                   --------------------------------------------------------------
     68,700        Schering Plough Corp.                                                 5,496,000
                   --------------------------------------------------------------
      4,400        Shared Medical Systems Corp.                                            185,350
                   --------------------------------------------------------------
     15,050    (b) St. Jude Medical, Inc.                                                  489,125
                   --------------------------------------------------------------
     40,700    (b) Tenet Healthcare Corp.                                                1,058,200
                   --------------------------------------------------------------
     11,600        U.S. Surgical Corp.                                                     397,300
                   --------------------------------------------------------------
     34,200        United Healthcare Corp.                                               1,662,975
                   --------------------------------------------------------------
     50,500        Warner-Lambert Co.                                                    4,949,000
                   --------------------------------------------------------------   --------------
                   Total                                                               125,096,496
                   --------------------------------------------------------------   --------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--7.3%
                   --------------------------------------------------------------
      5,300        Aeroquip-Vickers, Inc.                                           $      213,987
                   --------------------------------------------------------------
     52,600        Allied-Signal, Inc.                                                   3,800,350
                   --------------------------------------------------------------
      6,900        Armstrong World Industries, Inc.                                        453,675
                   --------------------------------------------------------------
     13,500        Case Corp.                                                              747,562
                   --------------------------------------------------------------
     35,800        Caterpillar, Inc.                                                     3,186,200
                   --------------------------------------------------------------
      7,400        Cincinnati Milacron, Inc.                                               149,850
                   --------------------------------------------------------------
     20,100        Cooper Industries, Inc.                                                 924,600
                   --------------------------------------------------------------
      8,150        Crane Co.                                                               304,606
                   --------------------------------------------------------------
      7,400        Cummins Engine Co., Inc.                                                415,325
                   --------------------------------------------------------------
     48,000        Deere & Co.                                                           2,208,000
                   --------------------------------------------------------------
     21,200        Dover Corp.                                                           1,123,600
                   --------------------------------------------------------------
     33,200        Dresser Industries, Inc.                                                991,850
                   --------------------------------------------------------------
     83,400        Emerson Electric Co.                                                  4,232,550
                   --------------------------------------------------------------
      7,000    (b) FMC Corp.                                                               469,875
                   --------------------------------------------------------------
    307,000        General Electric Co.                                                 34,038,625
                   --------------------------------------------------------------
      9,200        General Signal Corp.                                                    361,100
                   --------------------------------------------------------------
      6,400        Giddings & Lewis, Inc.                                                  129,600
                   --------------------------------------------------------------
      8,778        Harnischfeger Industries, Inc.                                          365,384
                   --------------------------------------------------------------
     23,500        Honeywell, Inc.                                                       1,659,688
                   --------------------------------------------------------------
     21,900    (b) ITT Industries, Inc.                                                    552,975
                   --------------------------------------------------------------
     22,700        Illinois Tool Works, Inc.                                             2,074,213
                   --------------------------------------------------------------
     20,400        Ingersoll-Rand Co.                                                    1,002,150
                   --------------------------------------------------------------
     15,400        Johnson Controls, Inc.                                                  590,975
                   --------------------------------------------------------------
     21,400        Loews Corp.                                                           1,966,125
                   --------------------------------------------------------------
     29,900        Masco Corp.                                                           1,128,725
                   --------------------------------------------------------------
     10,200        McDermott International, Inc.                                           188,700
                   --------------------------------------------------------------
     78,000        Minnesota Mining & Manufacturing Co.                                  6,786,000
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   --------------------------------------------------------------
      1,548        NACCO Industries, Inc., Class A                                  $       71,595
                   --------------------------------------------------------------
      8,800        National Service Industries, Inc.                                       370,700
                   --------------------------------------------------------------
     13,970    (b) Navistar International Corp.                                            157,163
                   --------------------------------------------------------------
      7,240        PACCAR, Inc.                                                            505,895
                   --------------------------------------------------------------
     13,800        Parker-Hannifin Corp.                                                   686,550
                   --------------------------------------------------------------
     27,700        Pitney Bowes, Inc.                                                    1,772,800
                   --------------------------------------------------------------
      8,300        Raychem Corp.                                                           535,350
                   --------------------------------------------------------------
     31,800        Tenneco, Inc.                                                         1,268,025
                   --------------------------------------------------------------
     15,100        Textron, Inc.                                                         1,681,763
                   --------------------------------------------------------------
     27,800    (b) Thermo Electron Corp.                                                   959,100
                   --------------------------------------------------------------
      9,900        Thomas & Betts Corp.                                                    449,213
                   --------------------------------------------------------------
      5,800        Timken Co.                                                              337,125
                   --------------------------------------------------------------
     28,400        Tyco International, Ltd.                                              1,732,400
                   --------------------------------------------------------------
    116,700        Westinghouse Electric Corp.                                           1,983,900
                   --------------------------------------------------------------
     19,500        Whitman Corp.                                                           450,938
                   --------------------------------------------------------------
     60,400        Xerox Corp.                                                           3,714,600
                   --------------------------------------------------------------   --------------
                   Total                                                                86,743,407
                   --------------------------------------------------------------   --------------
                   RETAIL TRADE--4.3%
                   --------------------------------------------------------------
     46,900        Albertsons, Inc.                                                      1,547,700
                   --------------------------------------------------------------
     27,100        American Stores Co.                                                   1,233,050
                   --------------------------------------------------------------
     27,900    (b) AutoZone, Inc.                                                          683,550
                   --------------------------------------------------------------
     19,600        CVS Corp.                                                               972,650
                   --------------------------------------------------------------
     19,300        Charming Shoppes, Inc.                                                  113,991
                   --------------------------------------------------------------
     18,300        Circuit City Stores, Inc.                                               725,137
                   --------------------------------------------------------------
     36,450    (b) Costco Cos., Inc.                                                     1,052,494
                   --------------------------------------------------------------
     40,200        Dayton-Hudson Corp.                                                   1,809,000
                   --------------------------------------------------------------
     21,100        Dillard Department Stores, Inc., Class A                                651,462
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   --------------------------------------------------------------
     38,600    (b) Federated Department Stores, Inc.                                $    1,312,400
                   --------------------------------------------------------------
     53,300        Gap (The), Inc.                                                       1,698,937
                   --------------------------------------------------------------
     11,100        Giant Foods, Inc., Class A                                              357,975
                   --------------------------------------------------------------
      7,200        Great Atlantic & Pacific Tea Co., Inc.                                  179,100
                   --------------------------------------------------------------
     13,500        Harcourt General, Inc.                                                  624,375
                   --------------------------------------------------------------
     89,100        Home Depot, Inc.                                                      5,167,800
                   --------------------------------------------------------------
     90,400        K Mart Corp.                                                          1,231,700
                   --------------------------------------------------------------
     46,800    (b) Kroger Co., Inc.                                                      1,287,000
                   --------------------------------------------------------------
     50,864        Limited, Inc.                                                           921,910
                   --------------------------------------------------------------
      7,500        Longs Drug Stores Corp.                                                 189,375
                   --------------------------------------------------------------
     32,000        Lowe's Cos., Inc.                                                     1,216,000
                   --------------------------------------------------------------
     46,500        May Department Stores Co.                                             2,150,625
                   --------------------------------------------------------------
      6,900        Mercantile Stores Co., Inc.                                             339,825
                   --------------------------------------------------------------
     15,200        Nordstrom, Inc.                                                         596,600
                   --------------------------------------------------------------
     42,000        Penney (J.C.) Co., Inc.                                               2,005,500
                   --------------------------------------------------------------
     11,500        Pep Boys-Manny Moe & Jack                                               375,188
                   --------------------------------------------------------------
     15,600        Rite Aid Corp.                                                          717,600
                   --------------------------------------------------------------
     72,800        Sears, Roebuck & Co.                                                  3,494,400
                   --------------------------------------------------------------
     13,600        TJX Cos., Inc.                                                          642,600
                   --------------------------------------------------------------
     11,565        Tandy Corp.                                                             605,717
                   --------------------------------------------------------------
     50,900    (b) Toys "R" Us, Inc.                                                     1,450,650
                   --------------------------------------------------------------
    426,500        Wal-Mart Stores, Inc.                                                12,048,625
                   --------------------------------------------------------------
     45,800        Walgreen Co.                                                          2,106,800
                   --------------------------------------------------------------
     28,200        Winn-Dixie Stores, Inc.                                                 979,950
                   --------------------------------------------------------------
     24,700    (b) Woolworth (F.W.) Co.                                                    531,050
                   --------------------------------------------------------------   --------------
                   Total                                                                51,020,736
                   --------------------------------------------------------------   --------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   SERVICES--4.8%
                   --------------------------------------------------------------
     19,200        Block (H&R), Inc.                                                $      619,200
                   --------------------------------------------------------------
     39,600        Browning-Ferris Industries, Inc.                                      1,123,650
                   --------------------------------------------------------------
     69,075    (b) CUC International, Inc.                                               1,459,209
                   --------------------------------------------------------------
     31,700    (b) Cognizant Corp.                                                       1,034,212
                   --------------------------------------------------------------
     29,300        Darden Restaurants, Inc.                                                227,075
                   --------------------------------------------------------------
     15,400        Deluxe Corp.                                                            471,625
                   --------------------------------------------------------------
    126,200        Disney (Walt) Co.                                                    10,348,400
                   --------------------------------------------------------------
     28,400        Donnelley (R.R.) & Sons Co.                                             972,700
                   --------------------------------------------------------------
     18,000        Dow Jones & Co.                                                         729,000
                   --------------------------------------------------------------
     31,700        Dun & Bradstreet Corp.                                                  780,612
                   --------------------------------------------------------------
      7,100        Fleming Cos., Inc.                                                      115,375
                   --------------------------------------------------------------
     15,500        Fluor Corp.                                                             852,500
                   --------------------------------------------------------------
      7,600        Foster Wheeler Corp.                                                    293,550
                   --------------------------------------------------------------
     26,300        Gannett Co., Inc.                                                     2,294,675
                   --------------------------------------------------------------
      9,500        Grainger (W.W.), Inc.                                                   716,063
                   --------------------------------------------------------------
     23,100    (b) HFS, Inc.                                                             1,368,675
                   --------------------------------------------------------------
      5,700        Harland (John H.) Co.                                                   117,563
                   --------------------------------------------------------------
     19,150    (b) Harrah's Entertainment, Inc.                                            306,400
                   --------------------------------------------------------------
     45,800        Hilton Hotels Corp.                                                   1,236,600
                   --------------------------------------------------------------
     21,700    (b) ITT Corp.                                                             1,285,725
                   --------------------------------------------------------------
     24,300        Ikon Office Solutions, Inc.                                             653,063
                   --------------------------------------------------------------
     15,200        Interpublic Group Cos., Inc.                                            860,700
                   --------------------------------------------------------------
      7,050    (b) King World Productions, Inc.                                            257,325
                   --------------------------------------------------------------
     17,700        Knight-Ridder, Inc.                                                     688,088
                   --------------------------------------------------------------
     58,300        Laidlaw, Inc., Class B                                                  794,338
                   --------------------------------------------------------------
     23,900        Marriott Corp.                                                        1,320,475
                   --------------------------------------------------------------
    130,100        McDonald's Corp.                                                      6,976,613
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   --------------------------------------------------------------
     18,500        McGraw-Hill Cos., Inc.                                           $      941,188
                   --------------------------------------------------------------
     10,200        Meredith Corp.                                                          239,700
                   --------------------------------------------------------------
     18,600        Moore Corp. Ltd.                                                        374,325
                   --------------------------------------------------------------
     18,200        New York Times Co., Class A                                             787,150
                   --------------------------------------------------------------
     10,850        Safety-Kleen Corp.                                                      161,394
                   --------------------------------------------------------------
     43,800        Service Corp. International                                           1,500,150
                   --------------------------------------------------------------
     12,600        Super Valu Stores, Inc.                                                 385,875
                   --------------------------------------------------------------
     33,800        Sysco Corp.                                                           1,199,900
                   --------------------------------------------------------------
    106,240        Time Warner, Inc.                                                     4,780,800
                   --------------------------------------------------------------
     19,200        Times Mirror Co., Class A                                             1,060,800
                   --------------------------------------------------------------
     22,800        Tribune Co.                                                           1,000,350
                   --------------------------------------------------------------
    116,100    (b) U.S. West Media Group                                                 2,002,725
                   --------------------------------------------------------------
     66,268    (b) Viacom, Inc., Class B                                                 1,772,669
                   --------------------------------------------------------------
     91,200        WMX Technologies, Inc.                                                2,679,000
                   --------------------------------------------------------------
     24,000        Wendy's International, Inc.                                             495,000
                   --------------------------------------------------------------   --------------
                   Total                                                                57,284,437
                   --------------------------------------------------------------   --------------
                   TECHNOLOGY--14.5%
                   --------------------------------------------------------------
     31,500    (b) 3Com Corp.                                                              913,500
                   --------------------------------------------------------------
     40,880        AMP, Inc.                                                             1,466,570
                   --------------------------------------------------------------
     25,100    (b) Advanced Micro Devices, Inc.                                          1,066,750
                   --------------------------------------------------------------
     22,500    (b) Amdahl Corp.                                                            192,656
                   --------------------------------------------------------------
     16,762    (b) Andrew Corp.                                                            414,859
                   --------------------------------------------------------------
     23,200    (b) Apple Computer, Inc.                                                    394,400
                   --------------------------------------------------------------
     33,400    (b) Applied Materials, Inc.                                               1,832,825
                   --------------------------------------------------------------
      8,500        Autodesk, Inc.                                                          301,750
                   --------------------------------------------------------------
     53,900        Automatic Data Processing, Inc.                                       2,438,975
                   --------------------------------------------------------------
     35,100    (b) Bay Networks, Inc.                                                      623,025
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   --------------------------------------------------------------
     66,354        Boeing Co.                                                       $    6,544,163
                   --------------------------------------------------------------
     28,200    (b) Cabletron Systems, Inc.                                                 972,900
                   --------------------------------------------------------------
     12,800    (b) Ceridian Corp.                                                          427,200
                   --------------------------------------------------------------
    120,500    (b) Cisco Systems, Inc.                                                   6,235,875
                   --------------------------------------------------------------
     50,200    (b) Compaq Computer Corp.                                                 4,285,825
                   --------------------------------------------------------------
     67,775        Computer Associates International, Inc.                               3,524,300
                   --------------------------------------------------------------
     13,900    (b) Computer Sciences Corp.                                                 868,750
                   --------------------------------------------------------------
     21,700    (b) DSC Communications Corp.                                                442,137
                   --------------------------------------------------------------
      7,300    (b) Data General Corp.                                                      136,875
                   --------------------------------------------------------------
     33,400    (b) Dell Computer Corp.                                                   2,795,162
                   --------------------------------------------------------------
     28,900    (b) Digital Equipment Corp.                                                 863,387
                   --------------------------------------------------------------
      8,800        EG & G, Inc.                                                            166,100
                   --------------------------------------------------------------
     43,100    (b) EMC Corp. Mass                                                        1,567,762
                   --------------------------------------------------------------
     83,300        First Data Corp., Class                                               2,873,850
                   --------------------------------------------------------------
     11,620        General Dynamics Corp.                                                  827,925
                   --------------------------------------------------------------
     25,400        General Instrument Corp.                                                593,725
                   --------------------------------------------------------------
      7,300        Harris Corp.                                                            624,150
                   --------------------------------------------------------------
    190,100        Hewlett-Packard Co.                                                   9,980,250
                   --------------------------------------------------------------
    152,900        Intel Corp.                                                          23,412,813
                   --------------------------------------------------------------
      8,800    (b) Intergraph Corp.                                                         56,100
                   --------------------------------------------------------------
     98,000        International Business Machines Corp.                                15,753,500
                   --------------------------------------------------------------
     25,300    (b) LSI Logic Corp.                                                         967,725
                   --------------------------------------------------------------
     37,088        Lockheed Martin Corp.                                                 3,319,376
                   --------------------------------------------------------------
    118,967        Lucent Technologies, Inc.                                             7,033,924
                   --------------------------------------------------------------
     13,800        Mallinckrodt, Inc.                                                      501,975
                   --------------------------------------------------------------
     40,000        McDonnell-Douglas Corp.                                               2,375,000
                   --------------------------------------------------------------
     38,800        Micron Technology, Inc.                                               1,367,700
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   --------------------------------------------------------------
    222,500    (b) Microsoft Corp.                                                  $   27,033,750
                   --------------------------------------------------------------
    110,200        Motorola, Inc.                                                        6,308,950
                   --------------------------------------------------------------
     25,800    (b) National Semiconductor Corp.                                            645,000
                   --------------------------------------------------------------
     48,000        Northern Telecom Ltd.                                                 3,486,000
                   --------------------------------------------------------------
     10,800        Northrop Corp.                                                          901,800
                   --------------------------------------------------------------
     65,600    (b) Novell, Inc.                                                            496,100
                   --------------------------------------------------------------
    121,750    (b) Oracle Corp.                                                          4,839,563
                   --------------------------------------------------------------
     25,000    (b) Parametric Technology Corp.                                           1,131,250
                   --------------------------------------------------------------
      8,100        Perkin-Elmer Corp.                                                      588,263
                   --------------------------------------------------------------
     43,900        Raytheon Co.                                                          1,915,138
                   --------------------------------------------------------------
     40,600        Rockwell International Corp.                                          2,699,900
                   --------------------------------------------------------------
     14,300        Scientific-Atlanta, Inc.                                                228,800
                   --------------------------------------------------------------
     46,700    (b) Seagate Technology, Inc.                                              2,142,363
                   --------------------------------------------------------------
     32,100    (b) Silicon Graphics, Inc.                                                  477,488
                   --------------------------------------------------------------
     68,500    (b) Sun Microsystems, Inc.                                                1,973,656
                   --------------------------------------------------------------
     21,900    (b) Tandem Computers, Inc.                                                  281,963
                   --------------------------------------------------------------
      6,100        Tektronix, Inc.                                                         330,163
                   --------------------------------------------------------------
     33,200    (b) Tellabs, Inc.                                                         1,323,850
                   --------------------------------------------------------------
     35,300        Texas Instruments, Inc.                                               3,150,525
                   --------------------------------------------------------------
     32,300    (b) Unisys Corp.                                                            193,800
                   --------------------------------------------------------------
     45,200        United Technologies Corp.                                             3,418,250
                   --------------------------------------------------------------   --------------
                   Total                                                               171,730,331
                   --------------------------------------------------------------   --------------
                   TRANSPORTATION--1.3%
                   --------------------------------------------------------------
     16,900    (b) AMR Corp.                                                             1,573,812
                   --------------------------------------------------------------
     28,411        Burlington Northern Santa Fe                                          2,237,366
                   --------------------------------------------------------------
     39,400        CSX Corp.                                                             1,837,025
                   --------------------------------------------------------------
      7,300        Caliber System, Inc.                                                    217,175
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   --------------------------------------------------------------
     13,171        Consolidated Rail Corp.                                          $    1,504,787
                   --------------------------------------------------------------
     14,600        Delta Air Lines, Inc.                                                 1,345,025
                   --------------------------------------------------------------
     21,100    (b) Federal Express Corp.                                                 1,136,762
                   --------------------------------------------------------------
     23,400        Norfolk Southern Corp.                                                2,103,075
                   --------------------------------------------------------------
     26,900        Southwest Airlines Co.                                                  739,750
                   --------------------------------------------------------------
     11,800    (b) USAir Group, Inc.                                                       382,025
                   --------------------------------------------------------------
     45,300        Union Pacific Corp.                                                   2,887,875
                   --------------------------------------------------------------   --------------
                   Total                                                                15,964,677
                   --------------------------------------------------------------   --------------
                   UTILITIES--9.5%
                   --------------------------------------------------------------
    299,978        AT&T Corp.                                                           10,049,263
                   --------------------------------------------------------------
     92,800        Airtouch Communications, Inc.                                         2,366,400
                   --------------------------------------------------------------
     35,300        Alltel Corp.                                                          1,111,950
                   --------------------------------------------------------------
     34,800        American Electric Power Co., Inc.                                     1,409,400
                   --------------------------------------------------------------
    102,200        Ameritech Corp.                                                       6,246,975
                   --------------------------------------------------------------
     27,350        Baltimore Gas & Electric Co.                                            697,425
                   --------------------------------------------------------------
     81,400        Bell Atlantic Corp.                                                   5,514,850
                   --------------------------------------------------------------
    184,900        BellSouth Corp.                                                       8,228,050
                   --------------------------------------------------------------
     28,200        Carolina Power & Light Co.                                              958,800
                   --------------------------------------------------------------
     39,100        Central & SouthWest Corp.                                               786,887
                   --------------------------------------------------------------
     29,340        Cinergy Corp.                                                           975,555
                   --------------------------------------------------------------
     19,600        Coastal Corp.                                                           931,000
                   --------------------------------------------------------------
     10,200        Columbia Gas System, Inc.                                               631,125
                   --------------------------------------------------------------
     60,750        Comcast Corp., Class A                                                  956,812
                   --------------------------------------------------------------
     43,700        Consolidated Edison Co.                                               1,212,675
                   --------------------------------------------------------------
     17,600        Consolidated Natural Gas Co.                                            886,600
                   --------------------------------------------------------------
     27,000        DTE Energy Co.                                                          722,250
                   --------------------------------------------------------------
     33,150        Dominion Resources, Inc.                                              1,139,531
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   --------------------------------------------------------------
     37,700        Duke Power Co.                                                   $    1,654,087
                   --------------------------------------------------------------
      3,700        Eastern Enterprises                                                     125,337
                   --------------------------------------------------------------
     81,500        Edison International                                                  1,711,500
                   --------------------------------------------------------------
     47,100        Enron Corp.                                                           1,772,137
                   --------------------------------------------------------------
     12,900        Enserch Corp.                                                           253,162
                   --------------------------------------------------------------
     42,500        Entergy Corp.                                                           993,437
                   --------------------------------------------------------------
     34,100        FPL Group, Inc.                                                       1,521,712
                   --------------------------------------------------------------
     30,400        Frontier Corp.                                                          482,600
                   --------------------------------------------------------------
     22,400        GPU, Inc.                                                               722,400
                   --------------------------------------------------------------
    179,800        GTE Corp.                                                             8,248,325
                   --------------------------------------------------------------
     48,400        Houston Industries, Inc.                                                968,000
                   --------------------------------------------------------------
    127,800        MCI Communications Corp.                                              4,872,375
                   --------------------------------------------------------------
      9,300        NICOR, Inc.                                                             315,038
                   --------------------------------------------------------------
     81,500        NYNEX Corp.                                                           4,217,625
                   --------------------------------------------------------------
     26,800        Niagara Mohawk Power Corp.                                              227,800
                   --------------------------------------------------------------
     25,400        Noram Energy Corp.                                                      371,475
                   --------------------------------------------------------------
     12,800        Northern States Power Co.                                               582,400
                   --------------------------------------------------------------
     28,300        Ohio Edison Co.                                                         566,000
                   --------------------------------------------------------------
      5,100        Oneok, Inc.                                                             151,725
                   --------------------------------------------------------------
     77,300        P G & E Corp.                                                         1,855,200
                   --------------------------------------------------------------
     30,000        P P & L Resources, Inc.                                                 588,750
                   --------------------------------------------------------------
     15,800        Pacific Enterprises                                                     483,875
                   --------------------------------------------------------------
     54,700        Pacificorp                                                            1,087,163
                   --------------------------------------------------------------
     28,100        Panenergy Corp.                                                       1,243,425
                   --------------------------------------------------------------
     41,400        Peco Energy Co.                                                         817,650
                   --------------------------------------------------------------
      6,400        Peoples Energy Corp.                                                    216,000
                   --------------------------------------------------------------
     45,300        Public Service Enterprises Group, Inc.                                1,092,863
                   --------------------------------------------------------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(A)COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   --------------------------------------------------------------
    171,323        SBC Communications, Inc.                                         $    9,508,427
                   --------------------------------------------------------------
     19,600        Salomon, Inc.                                                           980,000
                   --------------------------------------------------------------
     16,000        Sonat, Inc.                                                             914,000
                   --------------------------------------------------------------
    125,200        Southern Co.                                                          2,550,950
                   --------------------------------------------------------------
     80,100        Sprint Corp.                                                          3,514,388
                   --------------------------------------------------------------
    121,600    (b) Tele-Communications, Inc., Class A                                    1,679,600
                   --------------------------------------------------------------
     41,700        Texas Utilities Co.                                                   1,407,375
                   --------------------------------------------------------------
     88,900        U.S. West, Inc.                                                       3,122,613
                   --------------------------------------------------------------
     40,100        Unicom Corp.                                                            872,175
                   --------------------------------------------------------------
     19,000        Union Electric Co.                                                      676,875
                   --------------------------------------------------------------
     29,300        Williams Cos., Inc. (The)                                             1,285,539
                   --------------------------------------------------------------
    162,300    (b) WorldCom, Inc.                                                        3,895,200
                   --------------------------------------------------------------   --------------
                   Total                                                               112,374,751
                   --------------------------------------------------------------   --------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $825,805,829)                1,138,958,612
                   --------------------------------------------------------------   --------------


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------        --------------------------------------------------------------   --------------
(C)SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.2%
---------------------------------------------------------------------------------
$ 3,000,000        United States Treasury Bill, 9/11/1997 (AT AMORTIZED COST)       $    2,942,670
                   --------------------------------------------------------------   --------------
(D) REPURCHASE AGREEMENT--3.5%
---------------------------------------------------------------------------------
 41,200,000        BT Securities Corporation, 3.60%, dated 4/30/97, due 05/01/97
                   (AT AMORTIZED COST)                                                  41,200,000
                   --------------------------------------------------------------   --------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $869,948,499)(E)              $1,183,101,282
                   --------------------------------------------------------------   --------------

(a) The Fund purchases stock index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the stock market and minimizing trading costs. The total market value of open futures contracts is $42,949,800 at April 30, 1997, which represents 3.6% of net assets. Taking into consideration these open futures contracts, the Fund's effective total exposure to the stocks is 99.7%.

(b) Non-income producing security.

(c) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(d) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(e) The cost of investments for federal tax purposes amounts to $869,948,499. The net unrealized appreciation of investments on a federal tax basis amounts to $313,152,783 which is comprised of $332,430,689 appreciation and $19,277,906 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($1,184,648,305) at April 30, 1997.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
$869,948,499)                                                                     $1,183,101,282
------------------------------------------------------------------------------
Income receivable                                                                      1,437,604
------------------------------------------------------------------------------
Receivable for shares sold                                                             3,386,445
------------------------------------------------------------------------------
Receivable for daily variation margin                                                    171,469
------------------------------------------------------------------------------
Deferred expenses                                                                            250
------------------------------------------------------------------------------    --------------
     Total assets                                                                  1,188,097,050
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                         $   13,871
-----------------------------------------------------------------
Payable to Bank                                                      3,293,232
-----------------------------------------------------------------
Payable for taxes withheld                                                 313
-----------------------------------------------------------------
Accrued expenses                                                       141,329
-----------------------------------------------------------------   ----------
     Total liabilities                                                                 3,448,745
------------------------------------------------------------------------------    --------------
NET ASSETS for 68,568,962 shares outstanding                                      $1,184,648,305
------------------------------------------------------------------------------    --------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Paid-in capital                                                                   $  869,447,960
------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                     313,976,654
------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                       464,194
------------------------------------------------------------------------------
Undistributed net investment income                                                      759,497
------------------------------------------------------------------------------    --------------
     Total Net Assets                                                             $1,184,648,305
------------------------------------------------------------------------------    --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------------------
$1,057,448,633 / 61,194,940 shares outstanding                                            $17.28
------------------------------------------------------------------------------    --------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$127,199,672 / 7,374,022 shares outstanding                                               $17.25
------------------------------------------------------------------------------    --------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
Dividends                                                                                       $  9,890,127
--------------------------------------------------------------------------------------------
Interest                                                                                           1,427,195
--------------------------------------------------------------------------------------------    ------------
    Total income                                                                                  11,317,322
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Management fee                                                                   $ 1,619,294
-----------------------------------------------------------------------------
Custodian fees                                                                        65,822
-----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                              71,737
-----------------------------------------------------------------------------
Directors'/Trustees' fees                                                              6,278
-----------------------------------------------------------------------------
Auditing fees                                                                          6,939
-----------------------------------------------------------------------------
Legal fees                                                                             4,043
-----------------------------------------------------------------------------
Portfolio accounting fees                                                             69,943
-----------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                              137,807
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                     1,234,573
-----------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                               114,839
-----------------------------------------------------------------------------
Share registration costs                                                              67,036
-----------------------------------------------------------------------------
Printing and postage                                                                  21,747
-----------------------------------------------------------------------------
Insurance premiums                                                                     4,818
-----------------------------------------------------------------------------
Taxes                                                                                 21,358
-----------------------------------------------------------------------------
Miscellaneous                                                                          3,801
-----------------------------------------------------------------------------    -----------
    Total expenses                                                                 3,450,035
-----------------------------------------------------------------------------
Waivers and reimbursements--
-----------------------------------------------------------------------------
  Waiver of management fee                                        $  (265,795)
---------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                             (101,058)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares         (1,234,573)
---------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                              (13,781)
---------------------------------------------------------------   -----------
    Total waivers                                                                 (1,615,207)
-----------------------------------------------------------------------------    -----------
         Net expenses                                                                              1,834,828
--------------------------------------------------------------------------------------------    ------------
             Net investment income                                                                 9,482,494
--------------------------------------------------------------------------------------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                             5,061,758
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                       126,086,373
--------------------------------------------------------------------------------------------    ------------
    Net realized and unrealized gain on investments and futures contracts                        131,148,131
--------------------------------------------------------------------------------------------    ------------
         Change in net assets resulting from operations                                         $140,630,625
--------------------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                           ENDED
                                                                        (UNAUDITED)         YEAR ENDED
                                                                       APRIL 30, 1997    OCTOBER 31, 1996
                                                                       --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------
Net investment income                                                  $   9,482,494      $   17,495,782
--------------------------------------------------------------------
Net realized gain (loss) on investments  and futures  contracts  ($5,061,758 and
$14,649,222 net gains, respectively, as computed for
federal tax purposes)                                                      5,061,758          13,947,611
--------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments      126,086,373         134,550,523
--------------------------------------------------------------------   --------------     --------------
    Change in net assets resulting from operations                       140,630,625         165,993,916
--------------------------------------------------------------------   --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------
  Institutional Shares                                                   (10,467,018)        (17,109,255)
--------------------------------------------------------------------
  Institutional Service Shares                                              (858,039)           (847,955)
--------------------------------------------------------------------
Distributions from net realized gains on investment and futures contracts
--------------------------------------------------------------------
  Institutional Shares                                                   (13,509,884)        (98,597,371)
--------------------------------------------------------------------
  Institutional Service Shares                                            (1,138,590)         (4,696,377)
--------------------------------------------------------------------   -------------      --------------
    Change in net assets resulting from distributions to
      shareholders                                                       (25,973,531)       (121,250,958)
--------------------------------------------------------------------   -------------      --------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------
Proceeds from sale of shares                                             324,465,825         680,420,450
--------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                    12,280,738          65,168,316
--------------------------------------------------------------------
Cost of shares redeemed                                                 (225,623,320)       (545,896,207)
--------------------------------------------------------------------   -------------      --------------
    Change in net assets resulting from share transactions               111,123,243         199,692,559
--------------------------------------------------------------------   -------------      --------------
         Change in net assets                                            225,780,337         244,435,517
--------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------
Beginning of period                                                      958,867,968         714,432,451
--------------------------------------------------------------------   -------------      --------------
End of period (including undistributed net investment income of
$759,497 and $2,602,060, respectively)                                 $1,184,648,305     $  958,867,968
--------------------------------------------------------------------   -------------      --------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS
                                    ENDED
                                 (UNAUDITED)                                YEAR ENDED OCTOBER 31,
                                  APRIL 30,        -------------------------------------------------------------------------
                                     1997           1996       1995       1994       1993       1992       1991      1990(A)
                                --------------     ------     ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $15.49         $14.74     $12.02     $12.24     $11.64     $11.07     $ 8.60     $10.00
-----------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------
  Net investment income               0.15           0.34       0.38       0.32       0.30       0.32       0.37       0.12
-----------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                2.06           2.80       2.70       0.10       1.29       0.71       2.46      (1.43)
-----------------------------    ---------          -----      -----      -----      -----      -----      -----     ------
  Total from investment
  operations                          2.21           3.14       3.08       0.42       1.59       1.03       2.83      (1.31)
-----------------------------    ---------          -----      -----      -----      -----      -----      -----     ------
LESS DISTRIBUTIONS
-----------------------------
  Distributions from net
  investment income                  (0.18)         (0.36)     (0.34)     (0.30)     (0.30)     (0.34)     (0.36)     (0.09)
-----------------------------
  Distributions from net
  realized gain on investments
  and foreign currency
  transactions                       (0.24)         (2.03)     (0.02)     (0.34)     (0.69)     (0.12)        --         --
-----------------------------    ---------          -----      -----      -----      -----      -----      -----     ------
  Total distributions                (0.42)         (2.39)     (0.36)     (0.64)     (0.99)     (0.46)     (0.36)     (0.09)
-----------------------------    ---------          -----      -----      -----      -----      -----      -----     ------
NET ASSET VALUE, END OF PERIOD      $17.28         $15.49     $14.74     $12.02     $12.24     $11.64     $11.07     $ 8.60
-----------------------------    ---------          -----      -----      -----      -----      -----      -----     ------
TOTAL RETURN(B)                     14.46%          23.71%     26.00%      3.59%     14.35%      9.51%     33.31%    (14.46% )
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
  Expenses                            0.31%*         0.31%      0.31%      0.32%      0.31%      0.30%      0.24%      0.00% *
-----------------------------
  Net investment income               1.78%*         2.29%      2.91%      2.70%      2.60%      2.92%      3.74%      5.19% *
-----------------------------
  Expense waiver/
  reimbursement(c)                    0.30%*         0.31%      0.33%      0.07%      0.09%      0.18%      0.45%      0.94% *
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
  Net assets, end of period
  (000 omitted)                 $1,057,449         $900,131   $679,237   $443,815   $407,246   $309,614   $144,528   $25,129
-----------------------------
  Average commission rate paid     $0.0375         $0.0153        --         --         --         --         --         --
-----------------------------
  Portfolio turnover                     1%             3%        57%         2%        13%        46%         6%         0 %
-----------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1990 (date of initial public offering) to October 31, 1990. For the period from the start of business June 26, 1990 to July 4, 1990, net investment income per share aggregating $0.02 per share ($155) was distributed to the Fund's manager. Such distribution represented the net income of the Fund prior to the initial public offering of Fund shares which commenced on July 5, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                          ENDED
                                                       (UNAUDITED)                  YEAR ENDED OCTOBER 31,
                                                        APRIL 30,         -------------------------------------------
                                                           1997            1996        1995        1994       1993(A)
                                                      --------------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.47          $14.72      $12.02      $12.24      $12.12
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
  Net investment income                                     0.13            0.30        0.33        0.28(b)     0.07
---------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          2.05            2.79        2.69        0.11        0.12
---------------------------------------------------    ---------           -----       -----       -----      ------
  Total from investment operations                          2.18            3.09        3.02        0.39        0.19
---------------------------------------------------    ---------           -----       -----       -----      ------
LESS DISTRIBUTIONS
---------------------------------------------------
  Distributions from net investment income                 (0.16)          (0.31)      (0.30)      (0.27)      (0.07)
---------------------------------------------------
  Distributions from net realized gain on
  investment and foreign currency transactions             (0.24)          (2.03)      (0.02)      (0.34)         --
---------------------------------------------------    ---------           -----       -----       -----      ------
  Total distributions                                      (0.40)          (2.34)      (0.32)      (0.61)      (0.07)
---------------------------------------------------    ---------           -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD                            $17.25          $15.47      $14.72      $12.02      $12.24
---------------------------------------------------    ---------           -----       -----       -----      ------
TOTAL RETURN(C)                                            14.26%          23.39%      25.52%       3.30%       1.70%
---------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
  Expenses                                                  0.62%*          0.61%       0.61%       0.62%       0.61% *
---------------------------------------------------
  Net investment income                                     1.46%*          1.97%       2.55%       2.35%       1.52% *
---------------------------------------------------
  Expense waiver/reimbursement(d)                           0.30%*          0.31%       0.33%       0.26%       0.09% *
---------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------
  Net assets, end of period (000 omitted)               $127,199          $58,741     $35,195     $8,617      $2,493
---------------------------------------------------
  Average commission rate paid                           $0.0375          $0.0153         --          --          --
---------------------------------------------------
  Portfolio turnover                                           1%              3%         57%          2%         13%
---------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 30, 1993 (date of initial public investment) to October 31, 1993.

(b) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MAX-CAP FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1997, the Fund had realized gains of $4,022,885 on future contracts. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At April 30, 1997, the Fund had outstanding futures contracts as set forth below:

                                                                     UNREALIZED
     EXPIRATION             CONTRACTS TO                            APPRECIATION
        DATE               DELIVER/RECEIVE           POSITION      (DEPRECIATION)
    ------------     ---------------------------     ---------     ---------------
     June 1997        107 S&P 500 Index Futures        Long           $823,871

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                   APRIL 30, 1997                   OCTOBER 31, 1996
                                            ----------------------------      ----------------------------
          INSTITUTIONAL SHARES                SHARES          AMOUNT            SHARES          AMOUNT
-----------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                  15,180,204    $ 251,728,460       42,819,916    $ 622,123,488
-----------------------------------------
Shares issued to shareholders in payment
of distributions declared                       664,843       10,565,092        4,444,520       60,563,340
-----------------------------------------
Shares redeemed                             (12,762,432)    (210,107,412)     (35,228,936)    (503,599,044)
-----------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Share transactions                          3,082,615    $  52,186,140       12,035,500    $ 179,087,784
-----------------------------------------   -----------    -------------      -----------    -------------

                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                   APRIL 30, 1997                   OCTOBER 31, 1996
                                            ----------------------------      ----------------------------
      INSTITUTIONAL SERVICE SHARES            SHARES          AMOUNT            SHARES          AMOUNT
-----------------------------------------   -----------    -------------      -----------    -------------
Shares sold                                   4,402,837    $  72,737,365        4,027,604    $  58,296,962
-----------------------------------------
Shares issued to shareholders in payment
of distributions declared                       107,832        1,715,646          337,876        4,604,976
-----------------------------------------
Shares redeemed                                (934,881)     (15,515,908)      (2,957,950)     (42,297,163)
-----------------------------------------   -----------    -------------      -----------    -------------
  Net change resulting from Institutional
  Service Share transactions                  3,575,788    $  58,937,103        1,407,530    $  20,604,775
-----------------------------------------   -----------    -------------      -----------    -------------
    Net change resulting from share
    transactions                              6,658,402    $ 111,123,243       13,443,030    $ 199,692,559
-----------------------------------------   -----------    -------------      -----------    -------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager has entered into a sub-management contract with ANB Investment Management and Trust Company, (the "Sub-Manager"). The Manager shall pay the Sub-Manager a management fee based on the average daily net assets of the Funds as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities


FEDERATED MAX-CAP FUND
--------------------------------------------------------------------------------

Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Institutional Service Shares, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND  DISBURSING  AGENT FEES AND  EXPENSES--Federated  Services
Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

------------------------------------------------------------------------------
PURCHASES                                                                        $122,458,297
------------------------------------------------------------------------------   ------------
SALES                                                                            $ 15,337,179
------------------------------------------------------------------------------   ------------


TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

-------------------------------------------------
                                        FEDERATED
-------------------------------------------------
                                          MAX-CAP
-------------------------------------------------
                                             FUND
-------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  TO SHAREHOLDERS
                                   APRIL 30, 1997







[FEDERATED INVESTORS LOGO]       ----------------
                                 ----------------
CUSIP 31420E106                  ----------------
CUSIP 31420E403                   ----------------
2052905 (6/97)
[RECYCLED LOGO]


--------------------------------------------------------------------------------

                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                         MID-CAP
--------------------------------------------------------------------------------
                                                                            FUND
================================================================================

                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                  APRIL 30, 1997

LOGO
       Cusip 31420E205
       3042108 (6/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mid-Cap Fund, a portfolio of Federated Index Trust, for the six-month reporting period from November 1, 1996 through April 30, 1997. The report begins with an investment review, followed by the fund's portfolio of investments and its financial statements.

As its name implies, Federated Mid-Cap Fund gives you a highly efficient way to pursue the performance of the mid-cap stock market. Stocks in the fund are weighted in the same proportion as the stocks that make up the Standard & Poor's Mid Cap 400 Index. This unmanaged index consists of 400 common stocks issued by medium-sized domestic companies with a median market capitalization of $1.1 billion.*

Over the six-month reporting period, the fund produced a total return of 6.56%** through dividend income distributions of $0.08 per share, capital gains distributions of $0.59 per share, and a $0.20 increase in net asset value. On the last day of the reporting period, the fund's total net assets stood at $55.1 million.

Thank you for putting your money to work in mid-cap stocks through the efficiency and professional management of Federated Mid-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
June 15, 1997

 * The Mid-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Mid-Cap Index. "Standard & Poor's(R)," "S&P(R)," "S&P Mid-Cap 400 Index," and "Standard & Poor's Mid-Cap 400 Index" are trademarks of Standard and Poor's Ratings Group ("S&P") and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by Standard & Poor's Ratings Group. Its only relationship to the fund is the licensing of the use of the Index. Actual investments cannot be made in an index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The fund's total return for the six-month reporting period ended April 30, 1997 was 6.56%.* The target index, the Standard & Poor's 400 MidCap Index (the "Index") had a total return of 6.86% during the period. The fund's performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

The U.S. stock market continued its climb in the last six months despite temporary setbacks from interest rate fears in December 1996 and March 1997. In December, the Federal Reserve Board (the "Fed") Chairman's comment that the U.S. stock market was fueled by "irrational exuberance" sent the market lower as investors interpreted the comment as a signal of a likely hike in interest rates. In March, the Fed raised its target rate for federal funds by a modest 1/4%, less than some analysts expected.

Most investors have shrugged off fears of increasing interest rates for now, focusing on favorable economic data and strong corporate earnings. Cash flows into equity mutual funds have remained strong, also supporting the market.

During the last six months, air freight, independent power producers, and discounters were among the strongest performing sectors while book publishers, cellular telephones, and office products were among the worst performing sectors in the Index.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED MID-CAP FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--93.0%
------------------------------------------------------------------------------------
                   BASIC INDUSTRY--6.9%
                   -----------------------------------------------------------------
     5,100     (b) Airgas, Inc.                                                        $    75,862
                   -----------------------------------------------------------------
     2,300         Albany International Corp., Class A                                      46,287
                   -----------------------------------------------------------------
     4,100         Albemarle Corp.                                                          72,262
                   -----------------------------------------------------------------
     3,400     (b) Alumax, Inc.                                                            124,100
                   -----------------------------------------------------------------
     2,100         Betz Laboratories, Inc.                                                 134,400
                   -----------------------------------------------------------------
     3,100         Bowater, Inc.                                                           134,075
                   -----------------------------------------------------------------
     1,200         Brush Wellman, Inc.                                                      22,800
                   -----------------------------------------------------------------
     4,700     (b) Burlington Industries, Inc.                                              48,175
                   -----------------------------------------------------------------
     5,300         Cabot Corp.                                                             116,600
                   -----------------------------------------------------------------
     1,700         CalMat Co.                                                               30,387
                   -----------------------------------------------------------------
     3,000         Calgon Carbon Corp.                                                      36,750
                   -----------------------------------------------------------------
     1,200         Carpenter Technology Corp.                                               48,750
                   -----------------------------------------------------------------
     1,700         Chesapeake Corp.                                                         58,012
                   -----------------------------------------------------------------
       900         Cleveland Cliffs, Inc.                                                   38,137
                   -----------------------------------------------------------------
     3,300         Consolidated Papers, Inc.                                               177,375
                   -----------------------------------------------------------------
     5,400         Crompton and Knowles Corp.                                              117,450
                   -----------------------------------------------------------------
     3,500     (b) Cytec Industries, Inc.                                                  131,687
                   -----------------------------------------------------------------
     1,800         Dexter Corp.                                                             53,775
                   -----------------------------------------------------------------
     1,900         Donaldson Company, Inc.                                                  65,075
                   -----------------------------------------------------------------
     8,900         Ethyl Corp.                                                              81,212
                   -----------------------------------------------------------------
     1,900         Ferro Corp.                                                              59,137
                   -----------------------------------------------------------------
     1,100         Fuller (H.B.) Co.                                                        58,987
                   -----------------------------------------------------------------
     2,600         Georgia Gulf Corp.                                                       63,050
                   -----------------------------------------------------------------
     3,200         Glatfelter (P.H.) Co.                                                    50,000
                   -----------------------------------------------------------------
     3,900         Hanna (M.A.) Co.                                                         81,412
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   -----------------------------------------------------------------
     6,900         IMC Global, Inc.                                                    $   254,437
                   -----------------------------------------------------------------
     3,400         Lawter International, Inc.                                               36,125
                   -----------------------------------------------------------------
     3,900         Longview Fibre Co.                                                       62,888
                   -----------------------------------------------------------------
     4,500         Lubrizol Corp.                                                          147,375
                   -----------------------------------------------------------------
     1,100         Lukens, Inc.                                                             21,038
                   -----------------------------------------------------------------
       700     (b) Maxxam, Inc.                                                             30,100
                   -----------------------------------------------------------------
     1,700         Minerals Technologies, Inc.                                              59,713
                   -----------------------------------------------------------------
       600         NCH, Corp.                                                               37,800
                   -----------------------------------------------------------------
     1,900         Oregon Steel Mills                                                       31,350
                   -----------------------------------------------------------------
     5,800         RPM, Inc.                                                                97,150
                   -----------------------------------------------------------------
     2,200         Rayonier, Inc.                                                           88,825
                   -----------------------------------------------------------------
     2,825         Schulman (A.), Inc.                                                      53,675
                   -----------------------------------------------------------------
     3,200     (b) Sealed Air Corp.                                                        148,000
                   -----------------------------------------------------------------
     6,685         Sonoco Products Co.                                                     179,659
                   -----------------------------------------------------------------
     1,600         Southdown, Inc.                                                          57,800
                   -----------------------------------------------------------------
     4,800         Unifi, Inc.                                                             148,800
                   -----------------------------------------------------------------
     2,600         Vulcan Materials Co.                                                    169,975
                   -----------------------------------------------------------------
     2,768         Wausau Paper Mills Co.                                                   48,431
                   -----------------------------------------------------------------
     2,300         Wellman, Inc.                                                            36,225
                   -----------------------------------------------------------------
     4,200         Witco Corp.                                                             156,975
                   -----------------------------------------------------------------   -----------
                   Total                                                                 3,792,098
                   -----------------------------------------------------------------   -----------
                   CONSUMER DURABLES--2.6%
                   -----------------------------------------------------------------
     1,700         Arvin Industries, Inc.                                                   44,200
                   -----------------------------------------------------------------
     5,400         Callaway Golf Co.                                                       161,325
                   -----------------------------------------------------------------
     2,300         Carlisle Cos., Inc.                                                      64,687
                   -----------------------------------------------------------------
     8,876         Clayton Homes, Inc.                                                     124,264
                   -----------------------------------------------------------------
     4,000     (b) Electronic Arts, Inc.                                                    96,500
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   -----------------------------------------------------------------
     2,600         Federal-Mogul Corp.                                                 $    71,825
                   -----------------------------------------------------------------
     5,700         Harley Davidson, Inc.                                                   225,150
                   -----------------------------------------------------------------
     9,400         International Game Technology                                           149,225
                   -----------------------------------------------------------------
     6,800         Leggett and Platt, Inc.                                                 236,300
                   -----------------------------------------------------------------
       600         National Presto Industries, Inc.                                         21,900
                   -----------------------------------------------------------------
    10,100         Shaw Industries, Inc.                                                   122,463
                   -----------------------------------------------------------------
     1,300         Stanhome, Inc.                                                           39,325
                   -----------------------------------------------------------------
     2,100         Superior Industries International, Inc.                                  49,875
                   -----------------------------------------------------------------   -----------
                   Total                                                                 1,407,039
                   -----------------------------------------------------------------   -----------
                   CONSUMER NON-DURABLES--5.0%
                   -----------------------------------------------------------------
     1,500         Church and Dwight, Inc.                                                  38,250
                   -----------------------------------------------------------------
     9,400         Coca Cola Enterprises, Inc.                                             567,525
                   -----------------------------------------------------------------
     3,000         Dean Foods Co.                                                          110,625
                   -----------------------------------------------------------------
     4,500         Dole Food, Inc.                                                         183,375
                   -----------------------------------------------------------------
     1,000         Dreyers Grand Ice Cream, Inc.                                            31,359
                   -----------------------------------------------------------------
     3,100         First Brands Corp.                                                       78,662
                   -----------------------------------------------------------------
     4,350         Flowers Industries, Inc.                                                106,031
                   -----------------------------------------------------------------
     1,200     (b) Gibson Greetings, Inc.                                                   24,600
                   -----------------------------------------------------------------
     5,700         Hormel Foods Corp.                                                      139,650
                   -----------------------------------------------------------------
     7,200         IBP, Inc.                                                               171,000
                   -----------------------------------------------------------------
     1,300         International Multifoods Corp.                                           32,338
                   -----------------------------------------------------------------
     2,800         Interstate Bakeries Corp.                                               145,250
                   -----------------------------------------------------------------
     3,900     (b) Jones Apparel Group, Inc.                                               162,825
                   -----------------------------------------------------------------
     2,200         Lance, Inc.                                                              39,875
                   -----------------------------------------------------------------
     6,000         McCormick & Co., Inc.                                                   141,750
                   -----------------------------------------------------------------
     2,000         Savannah Foods & Industries, Inc.                                        28,500
                   -----------------------------------------------------------------
     2,200         Smucker (J.M.) Co., Class A                                              38,500
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   -----------------------------------------------------------------
     2,800         Tambrands, Inc.                                                     $   131,600
                   -----------------------------------------------------------------
    16,300         Tyson Foods, Inc., Class A                                              326,000
                   -----------------------------------------------------------------
     2,600         Universal Corp.                                                          72,800
                   -----------------------------------------------------------------
     1,900         Universal Foods Corp.                                                    66,975
                   -----------------------------------------------------------------
     3,900         Warnaco Group, Inc., Class A                                            111,150
                   -----------------------------------------------------------------   -----------
                   Total                                                                 2,748,640
                   -----------------------------------------------------------------   -----------
                   ENERGY MINERALS--5.3%
                   -----------------------------------------------------------------
     4,500         Anadarko Petroleum Corp.                                                246,937
                   -----------------------------------------------------------------
     6,700         Apache Corp.                                                            227,800
                   -----------------------------------------------------------------
     2,800     (b) BJ Services Co.                                                         131,950
                   -----------------------------------------------------------------
     5,300     (b) ENSCO International, Inc.                                               251,750
                   -----------------------------------------------------------------
    12,700     (b) Global Marine, Inc.                                                     255,587
                   -----------------------------------------------------------------
     6,000         Lyondell Petrochemical Co.                                              121,500
                   -----------------------------------------------------------------
     4,200         Mapco, Inc.                                                             124,425
                   -----------------------------------------------------------------
     3,400         Murphy Oil Corp.                                                        147,900
                   -----------------------------------------------------------------
     6,500     (b) Nabors Industries, Inc.                                                 121,875
                   -----------------------------------------------------------------
     4,200         Noble Affiliates, Inc.                                                  150,150
                   -----------------------------------------------------------------
     2,700         Parker & Parsley Petroleum Co.                                           89,100
                   -----------------------------------------------------------------
     4,900     (b) Parker Drilling Co.                                                      37,975
                   -----------------------------------------------------------------
     2,700         Quaker State Corp.                                                       40,500
                   -----------------------------------------------------------------
     7,400         Ranger Oil Ltd.                                                          74,000
                   -----------------------------------------------------------------
     3,000     (b) Smith International, Inc.                                               142,125
                   -----------------------------------------------------------------
     9,900         Tosco Corp.                                                             293,288
                   -----------------------------------------------------------------
     5,550         Ultramar Diamond Shamrock Corp.                                         178,294
                   -----------------------------------------------------------------
     3,300         Valero Energy Corp.                                                     115,913
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   -----------------------------------------------------------------
     2,400     (b) Varco International, Inc.                                           $    55,200
                   -----------------------------------------------------------------
     3,881     (b) Weatherford Enterra, Inc.                                               123,222
                   -----------------------------------------------------------------   -----------
                   Total                                                                 2,929,491
                   -----------------------------------------------------------------   -----------
                   FINANCE--16.3%
                   -----------------------------------------------------------------
     2,600         AMBAC                                                                   168,350
                   -----------------------------------------------------------------
    10,375         Aflac, Inc.                                                             446,125
                   -----------------------------------------------------------------
     2,600         Allstate Corp.                                                          132,925
                   -----------------------------------------------------------------
     9,130         Bear Stearns Cos., Inc.                                                 278,465
                   -----------------------------------------------------------------
     4,425         Central Fidelity Banks, Inc.                                            122,794
                   -----------------------------------------------------------------
     3,300         City National Corp.                                                      75,487
                   -----------------------------------------------------------------
     3,750         Comdisco, Inc.                                                          119,062
                   -----------------------------------------------------------------
    10,000         Crestar Financial Corp.                                                 370,000
                   -----------------------------------------------------------------
     2,300         Dauphin Deposit Corp.                                                    97,750
                   -----------------------------------------------------------------
     4,725         Edwards(AG), Inc.                                                       165,375
                   -----------------------------------------------------------------
     5,700         First Security Corp.                                                    203,062
                   -----------------------------------------------------------------
     5,000         First Tennessee National Corp.                                          216,875
                   -----------------------------------------------------------------
     2,400         First Virginia Bank, Inc.                                               124,200
                   -----------------------------------------------------------------
     4,500         First of America Bank Corp.                                             299,250
                   -----------------------------------------------------------------
    11,300         Firstar Corp.                                                           331,937
                   -----------------------------------------------------------------
     9,100         Franklin Resources, Inc.                                                538,037
                   -----------------------------------------------------------------
     1,500         GATX Corp.                                                               82,125
                   -----------------------------------------------------------------
     1,500         Hartford Steam Boiler Insurance                                          72,187
                   -----------------------------------------------------------------
     9,600         Hibernia Corp., Class A                                                 123,600
                   -----------------------------------------------------------------
     6,800         Marshall & Ilsley Corp.                                                 260,950
                   -----------------------------------------------------------------
     4,550         Mercantile Bancorporation, Inc.                                         263,900
                   -----------------------------------------------------------------
     3,500         Mercantile Bankshares Corp.                                             128,625
                   -----------------------------------------------------------------
     8,400         Northern Trust Corp.                                                    373,800
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   -----------------------------------------------------------------
     2,600         PHH Corp.                                                           $   126,100
                   -----------------------------------------------------------------
     3,050         Pacific Century Financial Corp.                                         130,388
                   -----------------------------------------------------------------
     6,900         PaineWebber Group, Inc.                                                 234,600
                   -----------------------------------------------------------------
     1,400     (b) Policy Management System Corp.                                           60,900
                   -----------------------------------------------------------------
     5,300         Progressive Corp. Ohio                                                  403,463
                   -----------------------------------------------------------------
     3,400         Provident Cos., Inc.                                                    189,975
                   -----------------------------------------------------------------
     4,730         Regions Financial Corp.                                                 268,428
                   -----------------------------------------------------------------
    13,150         Schwab (Charles) Corp.                                                  481,619
                   -----------------------------------------------------------------
     7,200         SouthTrust Corp.                                                        269,100
                   -----------------------------------------------------------------
     6,000         State Street Corp.                                                      472,500
                   -----------------------------------------------------------------
     6,900         Summit Bancorp                                                          320,850
                   -----------------------------------------------------------------
     8,900         SunAmerica, Inc.                                                        409,400
                   -----------------------------------------------------------------
     4,300         T. Rowe Price Associates                                                198,875
                   -----------------------------------------------------------------
     1,700         Transatlantic Holdings, Inc.                                            140,675
                   -----------------------------------------------------------------
     4,800         Union Planters Corp.                                                    214,200
                   -----------------------------------------------------------------
     2,500         Wilmington Trust Corp.                                                  107,500
                   -----------------------------------------------------------------   -----------
                   Total                                                                 9,023,454
                   -----------------------------------------------------------------   -----------
                   HEALTH CARE--8.0%
                   -----------------------------------------------------------------
     2,100     (b) Acuson Corp.                                                             50,925
                   -----------------------------------------------------------------
     1,100     (b) Advanced Technology Labs, Inc.                                           36,437
                   -----------------------------------------------------------------
     4,100     (b) Allegiance Corp.                                                         90,712
                   -----------------------------------------------------------------
     3,800     (b) Apria Healthcare Group, Inc.                                             64,125
                   -----------------------------------------------------------------
     2,965         Bergen Brunswig Corp., Class A                                          101,181
                   -----------------------------------------------------------------
     5,400     (b) Biogen, Inc.                                                            172,800
                   -----------------------------------------------------------------
     7,362         Cardinal Health, Inc.                                                   392,026
                   -----------------------------------------------------------------
     3,500         Carter Wallace, Inc.                                                     46,375
                   -----------------------------------------------------------------
     5,200     (b) Centocor, Inc.                                                          146,250
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   -----------------------------------------------------------------
    12,724     (b) Chiron Corp.                                                        $   238,575
                   -----------------------------------------------------------------
     1,200     (b) Datascope Corp.                                                          21,600
                   -----------------------------------------------------------------
     2,000         Dentsply International, Inc.                                             99,000
                   -----------------------------------------------------------------
     1,000         Diagnostic Products Corp.                                                28,625
                   -----------------------------------------------------------------
     3,100     (b) Forest Laboratories, Inc., Class A                                      105,787
                   -----------------------------------------------------------------
     9,240     (b) Foundation Health Systems, Inc., Class A                                249,480
                   -----------------------------------------------------------------
     5,400     (b) Genzyme Corp.                                                           124,875
                   -----------------------------------------------------------------
     2,500     (b) HealthCare COMPARE Corp.                                                108,437
                   -----------------------------------------------------------------
     3,400     (b) Healthcare & Retirement Corp.                                           107,525
                   -----------------------------------------------------------------
     4,800     (b) Healthsource, Inc.                                                      100,800
                   -----------------------------------------------------------------
     3,934     (b) Horizon/CMS Healthcare Corp.                                             62,452
                   -----------------------------------------------------------------
     9,100         Ivax Corp.                                                               68,819
                   -----------------------------------------------------------------
     9,200     (b) Laboratory Corporation of America Holdings                               28,750
                   -----------------------------------------------------------------
     3,100         McKesson Corp.                                                          224,363
                   -----------------------------------------------------------------
     5,400     (b) Medaphis Corp.                                                           28,013
                   -----------------------------------------------------------------
     9,100         Mylan Laboratories, Inc.                                                109,200
                   -----------------------------------------------------------------
     4,500     (b) Nellcor, Inc.                                                            76,500
                   -----------------------------------------------------------------
     4,500     (b) NovaCare, Inc.                                                           51,188
                   -----------------------------------------------------------------
     5,700     (b) Oxford Health Plans, Inc.                                               375,488
                   -----------------------------------------------------------------
     3,698     (b) PacifiCare Health Systems, Inc., Class B                                296,765
                   -----------------------------------------------------------------
     5,700     (b) Perrigo Co.                                                              66,975
                   -----------------------------------------------------------------
     1,800     (b) Scherer (R.P.) Corp.                                                     82,800
                   -----------------------------------------------------------------
     7,200     (b) Stryker Corp.                                                           236,700
                   -----------------------------------------------------------------
       160         Talbert Medical Management Corp., Rights                                  2,808
                   -----------------------------------------------------------------
     4,094     (b) Value Health, Inc.                                                       82,392
                   -----------------------------------------------------------------
     5,200     (b) Vencor, Inc.                                                            216,450
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   -----------------------------------------------------------------
     2,800     (b) Watson Pharmaceuticals, Inc.                                        $   100,100
                   -----------------------------------------------------------------   -----------
                   Total                                                                 4,395,298
                   -----------------------------------------------------------------   -----------
                   PRODUCER MANUFACTURING--5.8%
                   -----------------------------------------------------------------
     4,600         American Financial Group, Inc.                                          160,425
                   -----------------------------------------------------------------
     7,100     (b) American Power Conversion Corp.                                         136,675
                   -----------------------------------------------------------------
     2,400         Ametek, Inc.                                                             53,700
                   -----------------------------------------------------------------
     4,400         Danaher Corp.                                                           198,550
                   -----------------------------------------------------------------
     7,100         Dial Corp.                                                              110,050
                   -----------------------------------------------------------------
     5,194         Diebold, Inc.                                                           173,991
                   -----------------------------------------------------------------
     1,800         Duriron, Inc.                                                            44,775
                   -----------------------------------------------------------------
     3,400         Federal Signal Corp.                                                     82,875
                   -----------------------------------------------------------------
     1,600         Goulds Pumps, Inc.                                                       58,400
                   -----------------------------------------------------------------
     2,300         HON Industries, Inc.                                                     97,175
                   -----------------------------------------------------------------
     3,700         Harsco Corp.                                                            136,437
                   -----------------------------------------------------------------
     4,980         Hubbell, Inc., Class B                                                  216,630
                   -----------------------------------------------------------------
     1,200         Kaydon Corp.                                                             53,100
                   -----------------------------------------------------------------
     2,000         Kennametal, Inc.                                                         72,000
                   -----------------------------------------------------------------
     2,700         Keystone International, Inc.                                             53,325
                   -----------------------------------------------------------------
     2,233         Lancaster Colony Corp.                                                   91,832
                   -----------------------------------------------------------------
     1,900         Magnetek, Inc.                                                           31,825
                   -----------------------------------------------------------------
     4,951         Mark IV Industries, Inc.                                                115,107
                   -----------------------------------------------------------------
     3,600         Miller Herman, Inc.                                                     116,550
                   -----------------------------------------------------------------
     2,200         Modine Manufacturing Co.                                                 58,850
                   -----------------------------------------------------------------
     2,600     (b) NewPort News Shipbuilding, Inc.                                          39,000
                   -----------------------------------------------------------------
     1,300         Nordson Corp.                                                            65,000
                   -----------------------------------------------------------------
     3,700         Olin Corp.                                                              152,163
                   -----------------------------------------------------------------
     2,800         Pentair, Inc.                                                            83,650
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   -----------------------------------------------------------------
     3,100     (b) Pittston Brink's Group                                              $    98,425
                   -----------------------------------------------------------------
     1,750         Precision Castparts Corp.                                                93,625
                   -----------------------------------------------------------------
     2,500         Stewart & Stevenson Services                                             60,000
                   -----------------------------------------------------------------
     1,600         Tecumseh Products Co., Class A                                           86,400
                   -----------------------------------------------------------------
     1,400         Teleflex, Inc.                                                           80,850
                   -----------------------------------------------------------------
     3,250         Trinity Industries, Inc.                                                 85,313
                   -----------------------------------------------------------------
     7,100         Viad Corp.                                                              108,275
                   -----------------------------------------------------------------
     2,000         Watts Industries, Inc., Class A                                          51,000
                   -----------------------------------------------------------------
     3,200         York International Corp.                                                143,600
                   -----------------------------------------------------------------   -----------
                   Total                                                                 3,209,573
                   -----------------------------------------------------------------   -----------
                   RETAIL TRADE--5.4%
                   -----------------------------------------------------------------
     1,900     (b) Ann Taylor Stores Corp.                                                  46,075
                   -----------------------------------------------------------------
     5,100     (b) Bed Bath & Beyond, Inc.                                                 139,612
                   -----------------------------------------------------------------
     3,200     (b) Best Buy Co., Inc.                                                       43,200
                   -----------------------------------------------------------------
       900         CPI Corp.                                                                14,512
                   -----------------------------------------------------------------
     3,550         Claire's Stores, Inc.                                                    67,894
                   -----------------------------------------------------------------
     5,025     (b) Consolidated Stores Corp.                                               201,000
                   -----------------------------------------------------------------
     6,821         Dollar General Corp.                                                    215,714
                   -----------------------------------------------------------------
     2,000         Duty Free International, Inc.                                            28,250
                   -----------------------------------------------------------------
     4,300         Family Dollar Stores, Inc.                                              112,337
                   -----------------------------------------------------------------
     2,800         Fastenal Co.                                                            109,200
                   -----------------------------------------------------------------
     3,500         Fingerhut Companies, Inc.                                                52,062
                   -----------------------------------------------------------------
     1,600         Hancock Fabrics, Inc.                                                    19,200
                   -----------------------------------------------------------------
     3,200         Hannaford Brothers Co.                                                  102,000
                   -----------------------------------------------------------------
     3,950         Heilig-Meyers Co.                                                        59,250
                   -----------------------------------------------------------------
     5,500     (b) Kohl's Corp.                                                            268,813
                   -----------------------------------------------------------------
     2,500         Lands' End, Inc.                                                         66,875
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   -----------------------------------------------------------------
     1,900     (b) MacFrugal's Bargains CloseOuts, Inc.                                $    55,575
                   -----------------------------------------------------------------
     2,300     (b) Meyer (Fred), Inc.                                                       94,588
                   -----------------------------------------------------------------
     2,600     (b) Micro Warehouse, Inc.                                                    44,850
                   -----------------------------------------------------------------
     2,700     (b) Nine West Group, Inc.                                                   106,988
                   -----------------------------------------------------------------
    11,725     (b) Office Depot, Inc.                                                      164,150
                   -----------------------------------------------------------------
     9,250     (b) Officemax Inc.                                                          114,469
                   -----------------------------------------------------------------
     3,000     (b) Payless ShoeSource, Inc.                                                127,500
                   -----------------------------------------------------------------
     5,100     (b) Revco D. S., Inc.                                                       221,850
                   -----------------------------------------------------------------
     3,500         Ruddick Corp.                                                            52,500
                   -----------------------------------------------------------------
     7,500     (b) Service Merchandise, Inc.                                                19,688
                   -----------------------------------------------------------------
    12,075     (b) Staples, Inc.                                                           217,350
                   -----------------------------------------------------------------
     2,600         Tiffany & Co.                                                           103,025
                   -----------------------------------------------------------------
     6,300     (b) Viking Office Products, Inc.                                             85,838
                   -----------------------------------------------------------------
     2,400     (b) Waban, Inc.                                                              64,200
                   -----------------------------------------------------------------   -----------
                   Total                                                                 3,018,565
                   -----------------------------------------------------------------   -----------
                   SERVICES--9.9%
                   -----------------------------------------------------------------
     4,300     (b) ACNielsen Corp.                                                          64,500
                   -----------------------------------------------------------------
     5,759     (b) AES Corp.                                                               375,775
                   -----------------------------------------------------------------
     2,350         Banta Corp.                                                              59,337
                   -----------------------------------------------------------------
     4,600         Belo (A.H.) Corp., Series A                                             165,600
                   -----------------------------------------------------------------
     3,200         Bob Evans Farms, Inc.                                                    42,400
                   -----------------------------------------------------------------
     5,775     (b) Brinker International, Inc.                                              67,134
                   -----------------------------------------------------------------
     3,400     (b) Buffets, Inc.                                                            25,925
                   -----------------------------------------------------------------
     2,362     (b) Chris Craft Industries, Inc.                                             95,956
                   -----------------------------------------------------------------
     3,500         Cintas Corp.                                                            191,625
                   -----------------------------------------------------------------
     7,400     (b) Circus Circus Enterprises, Inc.                                         178,525
                   -----------------------------------------------------------------
     4,550         Cracker Barrel Old Country Store                                        121,712
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   -----------------------------------------------------------------
    11,300         Equifax, Inc.                                                       $   324,875
                   -----------------------------------------------------------------
     1,900     (b) Golden Books Family Entertainment, Inc.                                  15,675
                   -----------------------------------------------------------------
     1,400         Granite Construction, Inc.                                               27,825
                   -----------------------------------------------------------------
     3,200     (b) Gtech Holdings Corp.                                                     98,400
                   -----------------------------------------------------------------
     1,100         Houghton Mifflin Co.                                                     61,737
                   -----------------------------------------------------------------
     1,700     (b) International Dairy Queen, Inc., Class A                                 36,125
                   -----------------------------------------------------------------
     1,900     (b) Jacobs Engineering Group, Inc.                                           48,450
                   -----------------------------------------------------------------
     2,875         Kelly Services, Inc., Class A                                            72,594
                   -----------------------------------------------------------------
       900         Lawson Products, Inc.                                                    20,363
                   -----------------------------------------------------------------
     3,500         Lee Enterprises, Inc.                                                    86,188
                   -----------------------------------------------------------------
     3,000     (b) Lone Star Steakhouse & Saloon                                            59,250
                   -----------------------------------------------------------------
     6,100         Manpower, Inc.                                                          244,763
                   -----------------------------------------------------------------
     2,000         Media General, Inc., Class A                                             59,000
                   -----------------------------------------------------------------
    13,500         Mirage Resorts, Inc.                                                    271,688
                   -----------------------------------------------------------------
     3,700         Ogden Corp.                                                              77,700
                   -----------------------------------------------------------------
     6,000         Olsten Corp.                                                            105,750
                   -----------------------------------------------------------------
     6,000         Omnicom Group, Inc.                                                     318,000
                   -----------------------------------------------------------------
     3,600     (b) Outback Steakhouse, Inc.                                                 70,650
                   -----------------------------------------------------------------
     5,375         Paychex, Inc.                                                           251,617
                   -----------------------------------------------------------------
     3,800     (b) Promus Hotel Corp.                                                      133,950
                   -----------------------------------------------------------------
     6,100         Reynolds & Reynolds Co., Class A                                        126,575
                   -----------------------------------------------------------------
     4,500     (b) Robert Half International, Inc.                                         176,625
                   -----------------------------------------------------------------
     2,700         Rollins, Inc.                                                            51,975
                   -----------------------------------------------------------------
     1,500         Sbarro, Inc.                                                             42,375
                   -----------------------------------------------------------------
     1,200     (b) Scholastic Corp.                                                         30,000
                   -----------------------------------------------------------------
     5,500         Sensormatic Electronics Corp.                                            82,500
                   -----------------------------------------------------------------
     4,200         Sothebys Holdings, Inc., Class A                                         66,675
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   -----------------------------------------------------------------
     2,100         Standard Register                                                   $    69,038
                   -----------------------------------------------------------------
     3,900         Transocean Offshore, Inc.                                               236,438
                   -----------------------------------------------------------------
    11,100     (b) USA Waste Services, Inc.                                                363,525
                   -----------------------------------------------------------------
     4,900     (b) Unisource Worldwide, Inc.                                                72,275
                   -----------------------------------------------------------------
     3,300         Wallace Computer, Inc.                                                   88,275
                   -----------------------------------------------------------------
       800         Washington Post Co., Class B                                            287,400
                   -----------------------------------------------------------------   -----------
                   Total                                                                 5,466,765
                   -----------------------------------------------------------------   -----------
                   TECHNOLOGY--13.7%
                   -----------------------------------------------------------------
     9,700     (b) ADC Telecommunications, Inc.                                            253,412
                   -----------------------------------------------------------------
     4,321     (b) AST Research, Inc.                                                       22,280
                   -----------------------------------------------------------------
     5,400         Adobe System, Inc.                                                      211,275
                   -----------------------------------------------------------------
     6,500     (b) Altera Corp.                                                            322,156
                   -----------------------------------------------------------------
     7,000     (b) America Online, Inc.                                                    315,875
                   -----------------------------------------------------------------
    11,866     (b) Analog Devices, Inc.                                                    317,415
                   -----------------------------------------------------------------
     3,775     (b) Arrow Electronics, Inc.                                                 209,984
                   -----------------------------------------------------------------
     7,400     (b) Atmel Corp.                                                             184,075
                   -----------------------------------------------------------------
     3,300         Avnet, Inc.                                                             200,887
                   -----------------------------------------------------------------
     7,600     (b) BMC Software, Inc.                                                      328,700
                   -----------------------------------------------------------------
     2,200         Beckman Instruments, Inc.                                                92,400
                   -----------------------------------------------------------------
     6,200     (b) Cadence Design Systems, Inc.                                            198,400
                   -----------------------------------------------------------------
     4,900     (b) Cirrus Logic, Inc.                                                       45,019
                   -----------------------------------------------------------------
     6,400     (b) Compuware Corp.                                                         241,600
                   -----------------------------------------------------------------
     4,300     (b) Covance, Inc.                                                            63,425
                   -----------------------------------------------------------------
     6,000     (b) Cypress Semiconductor Corp.                                              83,250
                   -----------------------------------------------------------------
     1,700     (b) Exabyte Corp.                                                            22,950
                   -----------------------------------------------------------------
     3,400     (b) FIserv, Inc.                                                            128,350
                   -----------------------------------------------------------------
     2,500         GenCorp, Inc.                                                            46,875
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   -----------------------------------------------------------------
     3,200     (b) Imation Corp.                                                       $    75,600
                   -----------------------------------------------------------------
     2,100     (b) Information Resources, Inc.                                              27,825
                   -----------------------------------------------------------------
    11,200     (b) Informix Corp.                                                           81,900
                   -----------------------------------------------------------------
     5,900     (b) Integrated Device Technology, Inc.                                       69,325
                   -----------------------------------------------------------------
     2,600         Intelligent Electronics, Inc.                                             7,800
                   -----------------------------------------------------------------
     5,600         Linear Technology Corp.                                                 281,400
                   -----------------------------------------------------------------
     3,500     (b) Litton Industries, Inc.                                                 148,313
                   -----------------------------------------------------------------
     4,600     (b) Maxim Integrated Products, Inc.                                         243,225
                   -----------------------------------------------------------------
     4,800     (b) Mentor Graphics Corp.                                                    33,900
                   -----------------------------------------------------------------
     9,375         Molex, Inc.                                                             290,625
                   -----------------------------------------------------------------
     7,600     (b) NCR Corp.                                                               220,400
                   -----------------------------------------------------------------
     1,500     (b) OEA, Inc.                                                                53,813
                   -----------------------------------------------------------------
     3,800     (b) Octel Communications Corp.                                               61,750
                   -----------------------------------------------------------------
     4,300     (b) Quantum Corp.                                                           179,256
                   -----------------------------------------------------------------
     1,900     (b) Rohr, Inc.                                                               29,688
                   -----------------------------------------------------------------
       700     (b) Sequa Corp., Class A                                                     33,250
                   -----------------------------------------------------------------
     2,500     (b) Sequent Computer System, Inc.                                            39,688
                   -----------------------------------------------------------------
     4,200     (b) Solectron Corp.                                                         240,975
                   -----------------------------------------------------------------
     5,637     (b) Sterling Commerce, Inc.                                                 145,859
                   -----------------------------------------------------------------
     4,580     (b) Storage Technology Corp.                                                160,873
                   -----------------------------------------------------------------
     1,800     (b) Stratus Computer, Inc.                                                   69,975
                   -----------------------------------------------------------------
     2,500     (b) Structural Dynamics Research Corp.                                       53,125
                   -----------------------------------------------------------------
     3,100     (b) SunGuard Data Systems, Inc.                                             137,563
                   -----------------------------------------------------------------
     4,500         Sundstrand Corp.                                                        219,375
                   -----------------------------------------------------------------
     4,100     (b) Symantec Corp.                                                           58,938
                   -----------------------------------------------------------------
     2,850     (b) Symbol Technologies, Inc.                                                92,269
                   -----------------------------------------------------------------
     6,200     (b) Teradyne, Inc.                                                          203,050
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   -----------------------------------------------------------------
     1,400         Thiokol Corp.                                                       $    91,350
                   -----------------------------------------------------------------
     6,600     (b) U.S. Robotics Corp.                                                     334,125
                   -----------------------------------------------------------------
     2,300         Varian Association, Inc.                                                110,688
                   -----------------------------------------------------------------
     1,800     (b) Verifone, Inc.                                                           91,350
                   -----------------------------------------------------------------
     4,545     (b) Vishay Intertechnology, Inc.                                            109,648
                   -----------------------------------------------------------------
     5,500     (b) Xilinx, Inc.                                                            269,500
                   -----------------------------------------------------------------   -----------
                   Total                                                                 7,554,749
                   -----------------------------------------------------------------   -----------
                   TRANSPORTATION--1.8%
                   -----------------------------------------------------------------
     1,900         APL, Ltd.                                                                55,812
                   -----------------------------------------------------------------
     2,300         ASA Holdings Ltd.                                                        48,875
                   -----------------------------------------------------------------
     1,600         Airborne Freight Corp.                                                   56,200
                   -----------------------------------------------------------------
     1,100     (b) Alaska Air Group, Inc.                                                   27,362
                   -----------------------------------------------------------------
     3,400         Alexander and Baldwin, Inc.                                              90,100
                   -----------------------------------------------------------------
     2,000         Arnold Industries, Inc.                                                  29,500
                   -----------------------------------------------------------------
     3,300         Consolidated Freightways, Inc.                                           98,175
                   -----------------------------------------------------------------
     2,800         Hunt (J.B.) Transportation Services, Inc.                                38,850
                   -----------------------------------------------------------------
     4,550         Illinois Central Corp.                                                  151,288
                   -----------------------------------------------------------------
     2,800         Kansas City Southern Industries, Inc.                                   144,200
                   -----------------------------------------------------------------
     2,700         Overseas Shipholding Group, Inc.                                         47,925
                   -----------------------------------------------------------------
     4,600         Tidewater, Inc.                                                         184,575
                   -----------------------------------------------------------------   -----------
                   Total                                                                   972,862
                   -----------------------------------------------------------------   -----------
                   UTILITIES--12.3%
                   -----------------------------------------------------------------
     9,200     (b) 360 Communications Co.                                                  159,850
                   -----------------------------------------------------------------
     4,200         AGL Resources, Inc.                                                      80,850
                   -----------------------------------------------------------------
     2,700         Aliant Communications, Inc.                                              42,187
                   -----------------------------------------------------------------
     9,100         Allegheny Power Systems, Inc.                                           238,875
                   -----------------------------------------------------------------
     5,900         American Water Works Co., Inc.                                          125,375
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -----------------------------------------------------------------
     3,900         Atlantic Energy, Inc. NJ                                            $    62,887
                   -----------------------------------------------------------------
     1,100         Black Hills Corp.                                                        30,937
                   -----------------------------------------------------------------
     3,700         Brooklyn Union Gas Co.                                                  101,287
                   -----------------------------------------------------------------
     6,900         CMS Energy Corp.                                                        219,075
                   -----------------------------------------------------------------
     4,800     (b) Calenergy Co., Inc.                                                     187,800
                   -----------------------------------------------------------------
     1,700         Central LA Electric Co.                                                  43,562
                   -----------------------------------------------------------------
     2,400         Central Maine Power Co.                                                  26,700
                   -----------------------------------------------------------------
     4,500         Century Telephone Enterprises, Inc.                                     134,437
                   -----------------------------------------------------------------
     3,600         Comsat Corp.                                                             74,700
                   -----------------------------------------------------------------
     4,500         Delmarva Power and Light Co.                                             78,750
                   -----------------------------------------------------------------
     4,100         El Paso Natural Gas                                                     238,312
                   -----------------------------------------------------------------
     7,300         Florida Progress Corp.                                                  224,475
                   -----------------------------------------------------------------
     2,300         Hawaiian Electric Industries, Inc.                                       77,050
                   -----------------------------------------------------------------
     2,800         Idaho Power Co.                                                          81,900
                   -----------------------------------------------------------------
     5,700         Illinova Corp.                                                          128,250
                   -----------------------------------------------------------------
     1,650         Indiana Energy, Inc.                                                     40,013
                   -----------------------------------------------------------------
     3,400         Ipalco Enterprises, Inc.                                                103,700
                   -----------------------------------------------------------------
     4,600         Kansas City Power And Light Co.                                         129,950
                   -----------------------------------------------------------------
     5,000         LG&E Energy Corp.                                                       120,625
                   -----------------------------------------------------------------
     5,000         MCN Corp.                                                               143,125
                   -----------------------------------------------------------------
     7,522         MidAmerican Energy Holdings Co.                                         125,994
                   -----------------------------------------------------------------
     2,400         Minnesota Power And Light Co.                                            66,900
                   -----------------------------------------------------------------
     4,100         Montana Power Co.                                                        90,713
                   -----------------------------------------------------------------
    16,900     (b) NEXTEL Communications, Inc.                                             222,869
                   -----------------------------------------------------------------
     4,500         NIPSCO Industries, Inc.                                                 177,750
                   -----------------------------------------------------------------
     2,800         National Fuel Gas Co.                                                   116,550
                   -----------------------------------------------------------------
     3,600         Nevada Power Co.                                                         72,000
                   -----------------------------------------------------------------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(A) COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   -----------------------------------------------------------------
     4,900         New England Electric System                                         $   167,213
                   -----------------------------------------------------------------
     5,200         New York State Electric and Gas Corp.                                   109,200
                   -----------------------------------------------------------------
     9,600         Northeast Utilities Co.                                                  79,200
                   -----------------------------------------------------------------
     3,000         OGE Energy Corp.                                                        124,500
                   -----------------------------------------------------------------
     6,500         Pinnacle West Capital Corp.                                             185,250
                   -----------------------------------------------------------------
     3,800         Portland General Corp.                                                  138,700
                   -----------------------------------------------------------------
     8,900         Potomac Electric Power Co.                                              200,250
                   -----------------------------------------------------------------
     4,800         Public Service Co. Colo                                                 186,000
                   -----------------------------------------------------------------
     3,100     (b) Public Service Co. New Mexico                                            51,538
                   -----------------------------------------------------------------
     6,300         Puget Sound Power & Light Co.                                           154,350
                   -----------------------------------------------------------------
     3,100         Questar Corp.                                                           117,800
                   -----------------------------------------------------------------
     7,900         SCANA Corp.                                                             190,588
                   -----------------------------------------------------------------
     4,700     (b) Seagull Energy Corp.                                                     80,488
                   -----------------------------------------------------------------
     4,900         Southern New England Telecommunications                                 178,850
                   -----------------------------------------------------------------
     3,100         Southwestern Public Service Co.                                         113,538
                   -----------------------------------------------------------------
     1,900         TCA Cable TV, Inc.                                                       60,800
                   -----------------------------------------------------------------
     8,800         TECO Energy, Inc.                                                       210,100
                   -----------------------------------------------------------------
     4,600         Telephone and Data System, Inc.                                         170,200
                   -----------------------------------------------------------------
     3,900         Utilicorp United, Inc.                                                  101,400
                   -----------------------------------------------------------------
     3,100     (b) Vanguard Cellular Systems, Inc., Class A                                 30,613
                   -----------------------------------------------------------------
     2,300         WPL Holdings, Inc.                                                       62,388
                   -----------------------------------------------------------------
     3,300         Washington Gas Light Co.                                                 75,900
                   -----------------------------------------------------------------
     8,300         Wisconsin Energy Corp.                                                  207,500
                   -----------------------------------------------------------------   -----------
                   Total                                                                 6,763,814
                   -----------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $39,155,122)                    51,282,348
                   -----------------------------------------------------------------   -----------


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------         -----------------------------------------------------------------   -----------
(C) U.S. GOVERNMENT OBLIGATIONS--0.4%
------------------------------------------------------------------------------------
$  200,000         United States Treasury Bill, 9/11/1997 (IDENTIFIED COST $196,136)   $   196,178
                   -----------------------------------------------------------------   -----------
(D) REPURCHASE AGREEMENT--6.2%
------------------------------------------------------------------------------------
 3,435,000         BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
                   (AT AMORTIZED COST)                                                   3,435,000
                   -----------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $42,786,258) (E)                 $54,913,526
                   -----------------------------------------------------------------   -----------

(a) The Fund purchases stock index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the stock market and minimizing trading costs. The total market value of open futures contracts is $3,988,925 at April 30, 1997, which represents 7.2% of net assets. Taking into consideration these open futures contracts, the Fund's effective total exposure to the stocks is 100.0% of net assets.

(b) Non-income producing security.

(c) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(d) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(e) The cost of investments for federal tax purposes amounts to $42,797,025. The net unrealized appreciation of investments on a federal tax basis amounts to $12,116,501 which is comprised of $15,396,495 appreciation and $3,279,994 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($55,113,980) at April 30, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $42,786,258, and tax
cost $42,797,025)                                                                   $54,913,526
--------------------------------------------------------------------------------
Cash                                                                                     96,230
--------------------------------------------------------------------------------
Income receivable                                                                        44,015
--------------------------------------------------------------------------------
Receivable for shares sold                                                               54,517
--------------------------------------------------------------------------------
Deferred expenses                                                                        11,117
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    55,119,405
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for daily variation margin                                       $ 5,425
----------------------------------------------------------------------   -------
     Total liabilities                                                                    5,425
--------------------------------------------------------------------------------    -----------
NET ASSETS for 3,950,809 shares outstanding                                         $55,113,980
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid-in capital                                                                     $40,903,493
--------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                     12,017,108
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                    2,130,595
--------------------------------------------------------------------------------
Undistributed net investment income                                                      62,784
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $55,113,980
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
($55,113,980 / 3,950,809 shares outstanding)                                             $13.95
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Dividends                                                                                   $  418,512
----------------------------------------------------------------------------------------
Interest                                                                                       123,362
----------------------------------------------------------------------------------------    ----------
    Total income                                                                               541,874
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Management fee                                                                  $118,711
----------------------------------------------------------------------------
Custodian fees                                                                    16,382
----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          13,207
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                          1,448
----------------------------------------------------------------------------
Auditing fees                                                                      7,240
----------------------------------------------------------------------------
Legal fees                                                                         1,991
----------------------------------------------------------------------------
Portfolio accounting fees                                                         23,000
----------------------------------------------------------------------------
Shareholder services fee                                                          74,194
----------------------------------------------------------------------------
Share registration costs                                                           7,421
----------------------------------------------------------------------------
Printing and postage                                                               8,507
----------------------------------------------------------------------------
Insurance premiums                                                                   543
----------------------------------------------------------------------------
Taxes                                                                              1,448
----------------------------------------------------------------------------
Miscellaneous                                                                      3,801
----------------------------------------------------------------------------    --------
    Total expenses                                                               277,893
----------------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------------
  Waiver of management fee                                          $(33,230)
-----------------------------------------------------------------
  Waiver of shareholder services fee                                 (65,291)
-----------------------------------------------------------------   --------
    Total waivers                                                                (98,521)
----------------------------------------------------------------------------    --------
         Net expenses                                                                          179,372
----------------------------------------------------------------------------------------    ----------
              Net investment income                                                            362,502
----------------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
----------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                       2,277,101
----------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                   1,497,182
----------------------------------------------------------------------------------------    ----------
    Net realized and unrealized gain on investments and futures contracts                    3,774,283
----------------------------------------------------------------------------------------    ----------
         Change in net assets resulting from operations                                     $4,136,785
----------------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)          YEAR ENDED
                                                            APRIL 30, 1997     OCTOBER 31, 1996
                                                            --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                        $    362,502        $    740,093
---------------------------------------------------------
Net realized gain (loss) on investments and futures
contracts ($2,277,101 and $2,561,538 net gain,
respectively, as computed for federal tax purposes)             2,277,101           2,211,765
---------------------------------------------------------
Net change in unrealized appreciation and futures
contracts                                                       1,497,182           5,352,243
---------------------------------------------------------   --------------     ---------------
     Change in net assets resulting from operations             4,136,785           8,304,101
---------------------------------------------------------   --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                         (340,240)           (846,844)
---------------------------------------------------------
Distributions from net realized gains and futures
contracts                                                      (2,561,934)         (3,414,624)
---------------------------------------------------------   --------------     ---------------
     Change in net assets resulting from distributions to
     shareholders                                              (2,902,174)         (4,261,468)
---------------------------------------------------------   --------------     ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                   15,879,075          52,748,566
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                               1,825,722           2,549,965
---------------------------------------------------------
Cost of shares redeemed                                       (23,773,426)        (61,972,769)
---------------------------------------------------------   --------------     ---------------
     Change in net assets resulting from share
       transactions                                            (6,068,629)         (6,674,238)
---------------------------------------------------------   --------------     ---------------
          Change in net assets                                 (4,834,018)         (2,631,605)
---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                            59,947,998          62,579,603
---------------------------------------------------------   --------------     ---------------
End of period (including undistributed net investment
income of $62,784 and $40,522, respectively)                 $ 55,113,980        $ 59,947,998
---------------------------------------------------------   --------------     ---------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                              ENDED
                                           (UNAUDITED)                     YEAR ENDED OCTOBER 31,
                                            APRIL 30,        ---------------------------------------------------
                                               1997           1996       1995       1994       1993      1992(A)
                                          --------------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD          $13.75         $12.78     $11.02     $11.57     $ 9.99     $10.00
---------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------
  Net investment income                         0.09           0.18       0.22       0.21       0.25       0.08 0
---------------------------------------
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                     0.78           1.73       1.93      (0.07)      1.56      (0.08 6)
---------------------------------------   ----------         ------     ------     ------     ------     ------
  Total from investment operations              0.87           1.91       2.15       0.14       1.81      (0.00 6)
---------------------------------------   ----------         ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
---------------------------------------
  Distributions from net investment
  income                                       (0.08)         (0.20)     (0.20)     (0.19)     (0.23)     (0.00 4)
---------------------------------------
  Distributions from net realized gain
  on investments and futures contracts         (0.59)         (0.74)     (0.19)     (0.50)        --         --
---------------------------------------   ----------         ------     ------     ------     ------     ------
  Total distributions                          (0.67)         (0.94)     (0.39)     (0.69)     (0.23)     (0.00 4)
---------------------------------------   ----------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                $13.95         $13.75     $12.78     $11.02     $11.57     $ 9.99
---------------------------------------   ----------         ------     ------     ------     ------     ------
TOTAL RETURN (B)                                6.56%         15.80%     20.12%      1.25%     17.33%      0.00%
---------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------
  Expenses                                      0.60%*         0.60%      0.60%      0.54%      0.00%      0.00%
---------------------------------------
  Net investment income                         1.21%*         1.31%      1.89%      1.84%      2.33%      0.93% *
---------------------------------------
  Expense waiver/reimbursement(c)               0.33%*         0.34%      0.41%      0.59%      1.75%      0.40% *
---------------------------------------
SUPPLEMENTAL DATA
---------------------------------------
  Net assets, end of period (000
  omitted)                                   $55,114         $59,948    $62,580    $44,012    $16,192        $3
---------------------------------------
  Average commission rate paid(d)            $0.0455         $0.0432        --         --         --         --
---------------------------------------
  Portfolio turnover                               7%            17%        26%        30%        59%         0 %
---------------------------------------

 *  Computed on an annualized basis.

(a) Reflects operations for the period from September 3, 1992 (date of initial public investment) to October 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1997, the Fund had realized gains of $536,600 on future contracts.

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At April 30, 1997, the Fund had outstanding futures contracts as set forth below:

                              CONTRACTS TO                            UNREALIZED
    EXPIRATION DATE          DELIVER/RECEIVE          POSITION      (DEPRECIATION)
    ----------------    -------------------------    -----------    ---------------
     June 20, 1997      31 S&P 400 Index Futures        Long          $(110,160)

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                    SIX MONTHS ENDED            YEAR ENDED
                                                     APRIL 30, 1997          OCTOBER 31, 1996
-------------------------------------------------   ----------------         ----------------
Shares sold                                             1,119,953                4,023,215
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                    135,596                  206,046
-------------------------------------------------
Shares redeemed                                        (1,663,090)              (4,766,402)
-------------------------------------------------   --------------           --------------
  Net change resulting from share transactions           (407,541)                (537,141)
-------------------------------------------------   --------------           --------------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Federated Management, the Fund's manager, ("Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and the Trust Division of ANB Investment Management and Trust Company ("Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND  DISBURSING  AGENT FEES AND  EXPENSES--Federated  Services
Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


FEDERATED MID-CAP FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

--------------------------------------------------------------------------------
PURCHASES                                                                          $3,896,413
--------------------------------------------------------------------------------   ----------
SALES                                                                              $9,731,898
--------------------------------------------------------------------------------   ----------


TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Mini-Cap Fund, a portfolio of Federated Index Trust, for the six-month reporting period from November 1, 1996 through April 30, 1997. The report begins with an investment review, followed by the fund's portfolio of investments and its financial statements.

As its name implies, Federated Mini-Cap Fund gives you a highly efficient way to pursue the broad performance of the small-company stock market. The fund is managed passively to closely mirror the Russell 2000 Index,* an unmanaged index consisting of the 2,000 common stocks that fall just below the top 1,000 large- and mid-cap stocks.

The reporting period was a time to remember that the best measure of small-company stock performance is years, rather than months. In pursuit of long-term growth, investors in small-company stocks will experience short-term volatility, and the six-month reporting period was a relatively volatile one for small-company stocks.+ As a result, due to a decline in the value of the fund's holdings, the fund's total return was 0.83%.** Over the reporting period, the fund paid dividend income distributions totaling $0.07 per share and capital gains distributions totaling $1.23 per share. The fund's total net assets stood at $115.6 million on the last day of the reporting period.

Thank you for putting your money to work in small-company stocks through the diversification and professional management of Federated Mini-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

LOGO
Glen R. Johnson
President
June 15, 1997

* Actual investments can not be made in an index. The Russell 2000(R) Small Stock Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is neither affiliated with nor promoted, sponsored, sold, or endorsed by the Frank Russell Company. Its only relationship to the Fund is the licensing of the use of the Index.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Small Cap Stocks have historically experienced greater volatility than average.

                                        1

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The fund's total return for the six-month reporting period ended April 30, 1997, was 0.83%.* The target index, the Russell 2000 Index (the "Index"), had a total return of 1.52% during the reporting period. The fund's performance varied from the Index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transactions costs for small company stocks are much higher than that for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.

The U.S. stock market continued its climb in the last six months despite temporary setbacks from interest rate fears in December 1996 and March 1997. In December, the Federal Reserve Board (the "Fed") Chairman's comment that the U.S. stock market was fueled by "irrational exuberance" sent the market lower as investors interpreted the comment as a signal of a likely hike in interest rates. In March, the Fed raised its target for federal funds by a modest 1/4%, less than some analysts expected.

Most investors have apparently shrugged off fears of increasing interest rates for now, focusing on favorable economic data and strong corporate earnings. Cash flows into equity mutual funds have remained strong, also supporting the market.

During the last six months, small company stocks have not fared as well as large company stocks. One reason may be that the stocks of small technology companies have been especially hard-hit during market downturns, so many would-be buyers have been put off by their apparent high level of risk. Other sectors that did poorly include integrated oil and utilities, while consumer staples, producer durables, and auto/transportation were among the best performing sectors in the Index.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


FEDERATED MINI-CAP FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--91.9%
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--6.6%
                   ----------------------------------------------------------------
      2,800        AMCOL International Corp.                                          $     47,600
                   ----------------------------------------------------------------
      2,600    (a) Advanced Polymer Systems, Inc.                                           19,175
                   ----------------------------------------------------------------
      4,200        Albany International Corp., Class A                                      84,525
                   ----------------------------------------------------------------
      8,300    (a) Amax Gold, Inc.                                                          46,688
                   ----------------------------------------------------------------
        700        Ameron, Inc.                                                             34,213
                   ----------------------------------------------------------------
      2,900        Aptargroup, Inc.                                                        116,000
                   ----------------------------------------------------------------
     14,300    (a) Armco, Inc.                                                              50,050
                   ----------------------------------------------------------------
      4,700        BMC Industries, Inc.                                                    136,300
                   ----------------------------------------------------------------
      5,000        Ball Corp.                                                              134,375
                   ----------------------------------------------------------------
      2,400        Barnett, Inc.                                                            44,400
                   ----------------------------------------------------------------
     37,600        Battle Mountain Gold Co.                                                216,200
                   ----------------------------------------------------------------
      4,700        Birmingham Steel Corp.                                                   68,738
                   ----------------------------------------------------------------
      3,600        Brady (W.H.) Co.                                                         90,450
                   ----------------------------------------------------------------
      2,700        Brush Wellman, Inc.                                                      51,300
                   ----------------------------------------------------------------
      2,600    (a) Buckeye Cellulose Corp.                                                  78,325
                   ----------------------------------------------------------------
     10,300    (a) Burlington Industries, Inc.                                             105,575
                   ----------------------------------------------------------------
      3,100        CalMat Co.                                                               55,413
                   ----------------------------------------------------------------
      5,000        Calgene, Inc.                                                            39,844
                   ----------------------------------------------------------------
      6,600        Calgon Carbon Corp.                                                      80,850
                   ----------------------------------------------------------------
      1,950        Cambrex Corp.                                                            66,056
                   ----------------------------------------------------------------
      4,100        Caraustar Industries, Inc.                                              103,525
                   ----------------------------------------------------------------
      2,600        Carpenter Technology Corp.                                              105,625
                   ----------------------------------------------------------------
      1,800    (a) Centex Construction Products, Inc.                                       33,300
                   ----------------------------------------------------------------
        900        Chaparral Steel Co.                                                      10,575
                   ----------------------------------------------------------------
      1,400        Chemed Corp.                                                             47,250
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ----------------------------------------------------------------
      3,400        Chesapeake Corp.                                                   $    116,025
                   ----------------------------------------------------------------
      1,800        Cleveland Cliffs, Inc.                                                   76,275
                   ----------------------------------------------------------------
      3,600        Coeur d'Alene Mines Corp.                                                49,500
                   ----------------------------------------------------------------
     11,500    (a) Collins & Aikman Corp.                                                  109,250
                   ----------------------------------------------------------------
        900        Columbus McKinnion Corporation                                           16,313
                   ----------------------------------------------------------------
      3,100    (a) Cone Mills Corp.                                                         22,863
                   ----------------------------------------------------------------
     12,001        Crompton and Knowles Corp.                                              261,022
                   ----------------------------------------------------------------
      2,200        Dekalb Genetics Corp., Class B                                          138,600
                   ----------------------------------------------------------------
      4,398        Delta & Pine Land Co.                                                   109,950
                   ----------------------------------------------------------------
      3,900        Dexter Corp.                                                            116,513
                   ----------------------------------------------------------------
      3,400        Donaldson Company, Inc.                                                 116,450
                   ----------------------------------------------------------------
      2,200    (a) Dravo Corp.                                                              21,175
                   ----------------------------------------------------------------
      1,400        Elcor Corp.                                                              36,575
                   ----------------------------------------------------------------
      2,000    (a) Embrace Systems Corp.                                                     1,000
                   ----------------------------------------------------------------
      1,700    (a) Energy Conversion Devices, Inc.                                          14,875
                   ----------------------------------------------------------------
        700        Fab Industries, Inc.                                                     21,350
                   ----------------------------------------------------------------
      4,300        Ferro Corp.                                                             133,838
                   ----------------------------------------------------------------
      1,500    (a) Fibreboard Corp.                                                         55,125
                   ----------------------------------------------------------------
      1,500    (a) Fieldcrest Cannon, Inc.                                                  27,000
                   ----------------------------------------------------------------
      1,100        Florida Rock Industries, Inc.                                            33,688
                   ----------------------------------------------------------------
      2,300    (a) Foamex International, Inc.                                               33,063
                   ----------------------------------------------------------------
      2,300        Fuller (H.B.) Co.                                                       123,338
                   ----------------------------------------------------------------
      1,500        Furon Co.                                                                31,313
                   ----------------------------------------------------------------
      8,600    (a) Gaylord Container Corp.                                                  47,838
                   ----------------------------------------------------------------
      1,000    (a) Geneva Steel Co., Class A                                                 2,250
                   ----------------------------------------------------------------
      3,500        Geon Co.                                                                 76,563
                   ----------------------------------------------------------------
      4,258    (a) Getchell Gold Corp.                                                     163,401
                   ----------------------------------------------------------------
      4,300        Glatfelter (P.H.) Co.                                                    67,188
                   ----------------------------------------------------------------

f

FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ----------------------------------------------------------------
      3,000        Greif Brothers Corp., Class A                                      $     76,500
                   ----------------------------------------------------------------
      2,000        Guilford Mills, Inc.                                                     56,500
                   ----------------------------------------------------------------
      8,400    (a) Hecla Mining Co.                                                         45,150
                   ----------------------------------------------------------------
      1,800        Imco Recycling, Inc.                                                     27,000
                   ----------------------------------------------------------------
      2,014    (a) Intermagnetics General Corp.                                             17,623
                   ----------------------------------------------------------------
      1,100    (a) International Imaging Materials, Inc.                                    18,700
                   ----------------------------------------------------------------
      2,700    (a) Ionics, Inc.                                                            124,200
                   ----------------------------------------------------------------
      2,900        J&L Specialty Steel, Inc.                                                36,250
                   ----------------------------------------------------------------
      1,600    (a) Kaiser Aluminum Corp.                                                    17,200
                   ----------------------------------------------------------------
        500    (a) Landec Corp.                                                              2,625
                   ----------------------------------------------------------------
      5,000        Lawter International, Inc.                                               53,125
                   ----------------------------------------------------------------
      1,100        Learonal                                                                 24,063
                   ----------------------------------------------------------------
      3,150        Lilly Industrial, Inc., Class A                                          54,731
                   ----------------------------------------------------------------
        700        Liqui Box Corp.                                                          22,750
                   ----------------------------------------------------------------
      1,900        Lone Star Industries, Inc.                                               75,050
                   ----------------------------------------------------------------
      3,400    (a) Lone Star Technologies, Inc.                                             63,325
                   ----------------------------------------------------------------
      8,500        Longview Fibre Co.                                                      137,063
                   ----------------------------------------------------------------
      2,400        Lukens, Inc.                                                             45,900
                   ----------------------------------------------------------------
      2,900    (a) Lydall, Inc.                                                             58,725
                   ----------------------------------------------------------------
        900        MacDermid, Inc.                                                          38,700
                   ----------------------------------------------------------------
      2,600    (a) Material Sciences Corp.                                                  38,675
                   ----------------------------------------------------------------
      1,000    (a) Maxxam, Inc.                                                             43,000
                   ----------------------------------------------------------------
      1,000    (a) McWhorter Technologies, Inc.                                             22,000
                   ----------------------------------------------------------------
      2,600        Medusa Corp.                                                             98,475
                   ----------------------------------------------------------------
      2,100    (a) Mercer International, Inc.                                               17,325
                   ----------------------------------------------------------------
        500        Mine Safety Appliances Co.                                               28,250
                   ----------------------------------------------------------------
      3,700        Minerals Technologies, Inc.                                             129,963
                   ----------------------------------------------------------------
      4,569        Mississippi Chemical Corp.                                              100,518
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ----------------------------------------------------------------
      1,553        Mosinee Paper Corp.                                                $     62,897
                   ----------------------------------------------------------------
      2,700    (a) Mycogen Corp.                                                            48,938
                   ----------------------------------------------------------------
        600        NCH, Corp.                                                               37,800
                   ----------------------------------------------------------------
      3,900        NL Industries, Inc.                                                      37,050
                   ----------------------------------------------------------------
      3,500    (a) National Steel Corp., Class B                                            34,563
                   ----------------------------------------------------------------
      2,100        Northland Cranberries, Inc., Class A                                     24,150
                   ----------------------------------------------------------------
      2,000        O'Sullivan Corp.                                                         16,625
                   ----------------------------------------------------------------
      3,150        OM Group, Inc.                                                           87,806
                   ----------------------------------------------------------------
      1,600        Optical Coating Laboratories, Inc.                                       15,000
                   ----------------------------------------------------------------
      3,800        Oregon Steel Mills                                                       62,700
                   ----------------------------------------------------------------
          0        Pall Corp.                                                                    1
                   ----------------------------------------------------------------
      3,957    (a) Paxar Corp.                                                              76,172
                   ----------------------------------------------------------------
      1,000        Petrolite Corp.                                                          60,625
                   ----------------------------------------------------------------
      3,050        Pittway Corp., Class A                                                  162,413
                   ----------------------------------------------------------------
      2,200        Pope & Talbot, Inc.                                                      32,725
                   ----------------------------------------------------------------
        700        Puerto Rican Cement Co., Inc.                                            21,263
                   ----------------------------------------------------------------
      2,000        Quanex Corp.                                                             50,500
                   ----------------------------------------------------------------
      3,100        Rexene Corp.                                                             45,725
                   ----------------------------------------------------------------
      5,550        Rock-Tenn Co.                                                            79,083
                   ----------------------------------------------------------------
      1,300    (a) Rogers Corp.                                                             38,513
                   ----------------------------------------------------------------
      1,400        Rouge Steel Co., Class A                                                 22,050
                   ----------------------------------------------------------------
      2,000    (a) Royal Gold, Inc.                                                         17,500
                   ----------------------------------------------------------------
        800        Schnitzer Steel Industries, Inc., Class A                                17,800
                   ----------------------------------------------------------------
      6,200        Schulman (A.), Inc.                                                     117,800
                   ----------------------------------------------------------------
      2,500    (a) Shorewood Packaging Corp.                                                47,500
                   ----------------------------------------------------------------
      3,400        Southdown, Inc.                                                         122,825
                   ----------------------------------------------------------------
      2,700        Spartech Corp.                                                           31,388
                   ----------------------------------------------------------------
      2,300        Springs Industries, Inc., Class A                                       107,525
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--CONTINUED
                   ----------------------------------------------------------------
      1,500        Stepen Chemical Co.                                                $     27,563
                   ----------------------------------------------------------------
      2,500    (a) Stillwater Mining Co.                                                    50,313
                   ----------------------------------------------------------------
     40,500    (a) Sunshine Mining Co.                                                      35,438
                   ----------------------------------------------------------------
      1,500        Tejon Ranch Co.                                                          26,250
                   ----------------------------------------------------------------
      3,700        Texas Industries, Inc.                                                   85,100
                   ----------------------------------------------------------------
        800    (a) Tremont Corp.                                                            28,000
                   ----------------------------------------------------------------
      1,900    (a) U.S. Can Corp.                                                           28,975
                   ----------------------------------------------------------------
      2,000        Universal Forest Products, Inc.                                          25,500
                   ----------------------------------------------------------------
      5,000        Valspar Corp.                                                           142,500
                   ----------------------------------------------------------------
      3,600    (a) WHX Corp.                                                                20,700
                   ----------------------------------------------------------------
      4,575        Wausau Paper Mills Co.                                                   80,063
                   ----------------------------------------------------------------
      4,500        Wellman, Inc.                                                            70,875
                   ----------------------------------------------------------------
      2,800    (a) WestPoint Stevens, Inc.                                                 109,550
                   ----------------------------------------------------------------
      1,300    (a) Zoltek Cos., Inc.                                                        37,639
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,609,482
                   ----------------------------------------------------------------   ------------
                   CONSUMER DURABLES--4.5%
                   ----------------------------------------------------------------
      2,900    (a) 3DO Co.                                                                   9,969
                   ----------------------------------------------------------------
      5,300    (a) Acclaim Entertainment, Inc.                                              17,888
                   ----------------------------------------------------------------
      1,100        Action Performance Companies, Inc.                                       29,013
                   ----------------------------------------------------------------
      2,000    (a) Activision, Inc.                                                         23,500
                   ----------------------------------------------------------------
      1,025        American Homestar Corporation                                            16,656
                   ----------------------------------------------------------------
      4,500        Apogee Enterprises, Inc.                                                 67,500
                   ----------------------------------------------------------------
      3,650        Arctic Cat, Inc.                                                         36,500
                   ----------------------------------------------------------------
      3,700        Arvin Industries, Inc.                                                   96,200
                   ----------------------------------------------------------------
      1,100    (a) Avatar Holdings, Inc.                                                    35,750
                   ----------------------------------------------------------------
      1,800        Barnes Group, Inc.                                                       41,850
                   ----------------------------------------------------------------
      2,200        Bassett Furniture Industries, Inc.                                       49,775
                   ----------------------------------------------------------------
      2,300        Borg-Warner Automotive, Inc.                                             96,600
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ----------------------------------------------------------------
      2,200        Breed Technologies, Inc.                                           $     39,875
                   ----------------------------------------------------------------
      2,800    (a) Broderbund Software, Inc.                                                52,500
                   ----------------------------------------------------------------
      1,600        Bush Industries, Inc., Class A                                           32,200
                   ----------------------------------------------------------------
      2,400        CLARCOR, Inc.                                                            53,100
                   ----------------------------------------------------------------
      1,100    (a) Cannondale Corp.                                                         21,450
                   ----------------------------------------------------------------
      4,600        Carlisle Cos., Inc.                                                     129,375
                   ----------------------------------------------------------------
      2,500    (a) Castle & Cooke, Inc.                                                     34,375
                   ----------------------------------------------------------------
      2,075        Cavalier Homes, Inc.                                                     20,491
                   ----------------------------------------------------------------
      4,800        Centex Corp.                                                            172,800
                   ----------------------------------------------------------------
      8,072    (a) Champion Enterprises, Inc.                                              123,098
                   ----------------------------------------------------------------
      5,366    (a) Chyron Corporation                                                       21,464
                   ----------------------------------------------------------------
      2,600        Coachmen Industries, Inc.                                                44,525
                   ----------------------------------------------------------------
      1,100    (a) Coastcast Corp.                                                          10,725
                   ----------------------------------------------------------------
        700    (a) Comforce Corp.                                                            4,200
                   ----------------------------------------------------------------
      1,100        Continental Homes Holding Corp.                                          17,463
                   ----------------------------------------------------------------
      2,000        Cross (A.T.) Co., Class A                                                19,750
                   ----------------------------------------------------------------
      2,900    (a) Culligan Water Technologies                                             118,538
                   ----------------------------------------------------------------
      3,054        D. R. Horton, Inc.                                                       29,777
                   ----------------------------------------------------------------
      3,500    (a) Department 56, Inc.                                                      65,625
                   ----------------------------------------------------------------
      2,400        Ethan Allen Interiors, Inc.                                             106,200
                   ----------------------------------------------------------------
      3,000        Exide Corp.                                                              48,375
                   ----------------------------------------------------------------
      6,900        Fedders Corp.                                                            40,538
                   ----------------------------------------------------------------
      5,700        Federal-Mogul Corp.                                                     157,463
                   ----------------------------------------------------------------
        800    (a) Fossil, Inc.                                                             10,400
                   ----------------------------------------------------------------
      9,900    (a) Furniture Brands International, Inc.                                    146,025
                   ----------------------------------------------------------------
      4,900    (a) Gentex Corp.                                                             88,200
                   ----------------------------------------------------------------
      2,520        Harman International Industries, Inc.                                    96,390
                   ----------------------------------------------------------------
      2,200        Huffy Corp.                                                              28,325
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ----------------------------------------------------------------
      1,500    (a) ITI Technologies, Inc.                                             $     22,313
                   ----------------------------------------------------------------
      5,600        Jostens, Inc.                                                           133,700
                   ----------------------------------------------------------------
      2,317        K2, Inc.                                                                 60,532
                   ----------------------------------------------------------------
      6,500        Kaufman & Broad Homes Corp.                                              90,188
                   ----------------------------------------------------------------
      1,100    (a) L.L. Knickerbocker Company                                                5,638
                   ----------------------------------------------------------------
      2,200        La-Z Boy Chair Co.                                                       71,775
                   ----------------------------------------------------------------
      4,400        Lennar Corp.                                                            118,250
                   ----------------------------------------------------------------
      2,900        Lewis Galoob Toys, Inc.                                                  48,938
                   ----------------------------------------------------------------
      2,400        Libbey, Inc.                                                             74,400
                   ----------------------------------------------------------------
      3,500    (a) Lo-Jack Corp.                                                            34,563
                   ----------------------------------------------------------------
      5,600        Mascotech, Inc.                                                         107,100
                   ----------------------------------------------------------------
      1,200        Matthews International Corp., Class A                                    35,100
                   ----------------------------------------------------------------
      1,300    (a) Mikasa, Inc.                                                             14,788
                   ----------------------------------------------------------------
      3,500    (a) Mohawk Industries, Inc.                                                  78,313
                   ----------------------------------------------------------------
      2,047        Myers Industries, Inc.                                                   35,823
                   ----------------------------------------------------------------
      1,800    (a) NVR, Inc.                                                                22,950
                   ----------------------------------------------------------------
        600        National Presto Industries, Inc.                                         21,900
                   ----------------------------------------------------------------
      1,600        Oneida Ltd.                                                              29,600
                   ----------------------------------------------------------------
      3,300        Outboard Marine Corp.                                                    42,900
                   ----------------------------------------------------------------
      1,900    (a) Palm Harbor Homes, Inc.                                                  46,550
                   ----------------------------------------------------------------
      4,500        Polaris Industries Partners, L.P., Class A                              123,750
                   ----------------------------------------------------------------
      2,700        Pulte Corp.                                                              76,950
                   ----------------------------------------------------------------
      1,599    (a) Recoton Corp.                                                            18,389
                   ----------------------------------------------------------------
      1,600        Rival Co.                                                                21,800
                   ----------------------------------------------------------------
      1,600        Russ Berrie & Co., Inc.                                                  30,800
                   ----------------------------------------------------------------
      2,500        Ryland Group, Inc.                                                       29,063
                   ----------------------------------------------------------------
      1,900        SPX Corp.                                                               103,788
                   ----------------------------------------------------------------
      1,900    (a) Samsonite Corp.                                                          78,850
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ----------------------------------------------------------------
      3,100    (a) Scotts Co.                                                         $     79,438
                   ----------------------------------------------------------------
      2,700        Simpson Industries, Inc.                                                 24,975
                   ----------------------------------------------------------------
      1,400        Skyline Corp.                                                            29,575
                   ----------------------------------------------------------------
      2,500        Smith (A.O.) Corp.                                                       86,875
                   ----------------------------------------------------------------
      4,200    (a) Sola International, Inc.                                                105,000
                   ----------------------------------------------------------------
      1,500    (a) Southern Energy Homes, Inc.                                              15,563
                   ----------------------------------------------------------------
      4,600    (a) Spectrum Holobyte, Inc.                                                  28,175
                   ----------------------------------------------------------------
      1,300        Standard Motor Products, Inc.                                            17,875
                   ----------------------------------------------------------------
      4,900        Standard Pacific Corp.                                                   39,200
                   ----------------------------------------------------------------
      2,325        Standard Products Co.                                                    50,859
                   ----------------------------------------------------------------
      2,900        Stanhome, Inc.                                                           87,725
                   ----------------------------------------------------------------
      2,700        Stant Corp.                                                              58,388
                   ----------------------------------------------------------------
      1,200        Starrett (L.S.) Co., Class A                                             35,400
                   ----------------------------------------------------------------
      3,200        Sturm Ruger & Co., Inc.                                                  49,200
                   ----------------------------------------------------------------
      3,500        Superior Industries International, Inc.                                  83,125
                   ----------------------------------------------------------------
      3,950    (a) TBC Corp.                                                                29,625
                   ----------------------------------------------------------------
        800        Thor Industries, Inc.                                                    17,300
                   ----------------------------------------------------------------
      3,700    (a) Toll Brothers, Inc.                                                      67,525
                   ----------------------------------------------------------------
      4,600    (a) Top Source Technologies, Inc.                                             8,050
                   ----------------------------------------------------------------
      6,900    (a) Topps Co.                                                                26,738
                   ----------------------------------------------------------------
      2,000        Toro Co.                                                                 70,000
                   ----------------------------------------------------------------
      2,900    (a) Toy Biz, Inc., Class A                                                   28,275
                   ----------------------------------------------------------------
      1,901    (a) U.S. Home Corp.                                                          46,812
                   ----------------------------------------------------------------
      1,100        WD 40 Co.                                                                63,525
                   ----------------------------------------------------------------
      1,400        Walbro Corp.                                                             23,100
                   ----------------------------------------------------------------
      2,900        Webb (Del) Corp.                                                         45,675
                   ----------------------------------------------------------------
      3,000        Windmere Corp.                                                           39,375
                   ----------------------------------------------------------------
      2,400        Winnebago Industries, Inc.                                               15,000
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER DURABLES--CONTINUED
                   ----------------------------------------------------------------
      2,325        Wynns International, Inc.                                          $     56,091
                   ----------------------------------------------------------------
      2,200        X-Rite, Inc.                                                             36,300
                   ----------------------------------------------------------------
      4,413    (a) Zenith Electronics Corp.                                                 47,440
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,245,363
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--3.5%
                   ----------------------------------------------------------------
      3,200        Authentic Fitness Corp.                                                  46,400
                   ----------------------------------------------------------------
      2,134        Block Drug, Inc., Class A                                                89,628
                   ----------------------------------------------------------------
      2,900        Brown Group, Inc.                                                        48,213
                   ----------------------------------------------------------------
      1,000    (a) Bush Boake Allen, Inc.                                                   27,500
                   ----------------------------------------------------------------
      2,800    (a) Canandaigua Wine Co., Inc., Class B                                      79,100
                   ----------------------------------------------------------------
      3,400    (a) ChemFirst, Inc.                                                          78,625
                   ----------------------------------------------------------------
      4,900        Chiquita Brands International                                            70,438
                   ----------------------------------------------------------------
      2,900        Church and Dwight, Inc.                                                  73,950
                   ----------------------------------------------------------------
        900        Coca-Cola Bottling Co.                                                   34,875
                   ----------------------------------------------------------------
      6,200        Coors Adolph Co., Class B                                               141,825
                   ----------------------------------------------------------------
        400    (a) Culbro Corp.                                                             38,600
                   ----------------------------------------------------------------
      6,600        Dean Foods Co.                                                          243,375
                   ----------------------------------------------------------------
      5,550        Dimon, Inc.                                                             109,613
                   ----------------------------------------------------------------
      1,500    (a) Donnkenny, Inc.                                                           5,344
                   ----------------------------------------------------------------
      1,800        Dreyers Grand Ice Cream, Inc.                                            56,447
                   ----------------------------------------------------------------
      1,500        Earthgrains Co.                                                          85,875
                   ----------------------------------------------------------------
        100        Farmer Brothers Co.                                                      13,100
                   ----------------------------------------------------------------
      9,450        Flowers Industries, Inc.                                                230,344
                   ----------------------------------------------------------------
      2,600    (a) Gibson Greetings, Inc.                                                   53,300
                   ----------------------------------------------------------------
      4,200    (a) Gymboree Corp.                                                          116,288
                   ----------------------------------------------------------------
      4,100    (a) Hartmarx Corp.                                                           32,800
                   ----------------------------------------------------------------
      2,100        Herbalife International, Inc.                                            33,863
                   ----------------------------------------------------------------
      3,500        Hudson Foods, Inc., Class A                                              54,250
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ----------------------------------------------------------------
      2,700        International Multifoods Corp.                                     $     67,163
                   ----------------------------------------------------------------
      3,100        Justin Industries, Inc.                                                  34,488
                   ----------------------------------------------------------------
      3,400        Kellwood Co.                                                             80,750
                   ----------------------------------------------------------------
      1,100    (a) Kenneth Cole Productions, Inc., Class A                                  18,288
                   ----------------------------------------------------------------
      2,500        Lance, Inc.                                                              45,313
                   ----------------------------------------------------------------
      1,000    (a) Marisa Christina, Inc.                                                    9,750
                   ----------------------------------------------------------------
      2,200    (a) Martek Biosciences Corp.                                                 32,175
                   ----------------------------------------------------------------
      2,200        Michael Foods, Inc.                                                      23,100
                   ----------------------------------------------------------------
      1,300    (a) Mondavi Robert Corp., Class A                                            48,750
                   ----------------------------------------------------------------
      1,200    (a) Morningstar Group, Inc.                                                  29,100
                   ----------------------------------------------------------------
      2,800    (a) NBTY, Inc.                                                               53,200
                   ----------------------------------------------------------------
      2,574        Natures Sunshine Products, Inc.                                          35,071
                   ----------------------------------------------------------------
      6,200    (a) Nautica Enterprise, Inc.                                                137,175
                   ----------------------------------------------------------------
      1,500        OshKosh B'Gosh, Inc., Class A                                            25,500
                   ----------------------------------------------------------------
      1,800    (a) Paragon Trade Brands, Inc.                                               28,800
                   ----------------------------------------------------------------
      2,700        Pepsi-Cola Puerto Rico Bottling Co., Class B                             13,163
                   ----------------------------------------------------------------
      1,400    (a) Pete's Brewing Co.                                                        7,525
                   ----------------------------------------------------------------
      3,900        Phillips Van Heusen Corp.                                                51,188
                   ----------------------------------------------------------------
        700        Pilgrims Pride Corp.                                                      7,175
                   ----------------------------------------------------------------
      3,900    (a) Playtex Products, Inc.                                                   36,075
                   ----------------------------------------------------------------
      1,100    (a) Quiksilver, Inc.                                                         23,925
                   ----------------------------------------------------------------
      5,100    (a) Ralcorp Holdings, Inc.                                                   52,275
                   ----------------------------------------------------------------
      1,500    (a) Redhook Ale Brewery, Inc.                                                12,938
                   ----------------------------------------------------------------
      1,200        Riviana Foods, Inc.                                                      19,200
                   ----------------------------------------------------------------
      1,200        Sanderson Farms, Inc.                                                    17,100
                   ----------------------------------------------------------------
      3,400        Savannah Foods & Industries, Inc.                                        48,450
                   ----------------------------------------------------------------
      2,600    (a) Schweitzer-Mauduit International, Inc.                                   84,825
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER NON-DURABLES--CONTINUED
                   ----------------------------------------------------------------
        100        Seaboard Corp.                                                     $     24,750
                   ----------------------------------------------------------------
      2,700    (a) Smithfield Foods, Inc.                                                  124,538
                   ----------------------------------------------------------------
      4,800        Smucker (J.M.) Co., Class A                                              84,000
                   ----------------------------------------------------------------
      2,500        St. John Knits, Inc.                                                     95,938
                   ----------------------------------------------------------------
      1,900    (a) Starter Corp.                                                             9,025
                   ----------------------------------------------------------------
      8,200        Stride Rite Corp.                                                       112,750
                   ----------------------------------------------------------------
      2,800    (a) The Boston Beer Co., Inc., Class A                                       25,550
                   ----------------------------------------------------------------
      1,400    (a) Timberland Co., Class A                                                  68,075
                   ----------------------------------------------------------------
      2,921        Tootsie Roll Industries, Inc.                                           138,382
                   ----------------------------------------------------------------
      1,000    (a) USA Detergents, Inc.                                                     11,375
                   ----------------------------------------------------------------
      1,500        Unitog Co.                                                               30,375
                   ----------------------------------------------------------------
      5,700        Universal Corp.                                                         159,600
                   ----------------------------------------------------------------
      4,200        Universal Foods Corp.                                                   148,050
                   ----------------------------------------------------------------
      1,800    (a) Vans, Inc.                                                               17,325
                   ----------------------------------------------------------------
      2,664        WLR Foods, Inc.                                                          24,641
                   ----------------------------------------------------------------
      4,737        Wolverine World Wide, Inc.                                              190,664
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,071,253
                   ----------------------------------------------------------------   ------------
                   ENERGY MINERALS--3.7%
                   ----------------------------------------------------------------
      1,400        Ashland Coal, Inc.                                                       37,275
                   ----------------------------------------------------------------
        800    (a) Atwood Oceanics, Inc.                                                    49,000
                   ----------------------------------------------------------------
      6,281    (a) BJ Services Co.                                                         295,992
                   ----------------------------------------------------------------
      5,170    (a) Barrett Resources                                                       169,318
                   ----------------------------------------------------------------
      1,000        Belco Oil & Gas Corporation                                              20,250
                   ----------------------------------------------------------------
      1,600    (a) Belden & Blake Corp.                                                     41,200
                   ----------------------------------------------------------------
      5,000    (a) Benton Oil & Gas Co.                                                     73,125
                   ----------------------------------------------------------------
      3,200        Berry Petroleum Co., Class A                                             46,800
                   ----------------------------------------------------------------
      3,000    (a) Box Energy Corp., Class B                                                20,625
                   ----------------------------------------------------------------
      3,100    (a) Brown Tom, Inc.                                                          56,575
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ----------------------------------------------------------------
      3,400        Cabot Oil & Gas Corp., Class A                                     $     56,950
                   ----------------------------------------------------------------
      2,400    (a) Cairn Energy USA, Inc.                                                   26,700
                   ----------------------------------------------------------------
      4,100        Camco International, Inc.                                               181,938
                   ----------------------------------------------------------------
      1,200    (a) Cliffs Drilling Co.                                                      73,200
                   ----------------------------------------------------------------
      3,450        Cross Timbers Oil Co.                                                    53,475
                   ----------------------------------------------------------------
      1,100    (a) Crown Center Petroleum Corp., Class A                                    13,888
                   ----------------------------------------------------------------
      3,100        Devon Energy Corp.                                                      102,300
                   ----------------------------------------------------------------
      2,300        Energy Ventures, Inc.                                                   153,813
                   ----------------------------------------------------------------
      2,100    (a) Falcon Drilling Co., Inc.                                                80,325
                   ----------------------------------------------------------------
      1,900    (a) Flores & Rucks, Inc.                                                     82,888
                   ----------------------------------------------------------------
      1,500        Forcenergy Gas Exploration, Inc.                                         46,500
                   ----------------------------------------------------------------
      3,900    (a) Forest Oil Corp.                                                         51,675
                   ----------------------------------------------------------------
      1,100        Getty Petroleum Corp.                                                    18,425
                   ----------------------------------------------------------------
      1,100        Giant Industries, Inc.                                                   13,200
                   ----------------------------------------------------------------
      3,700    (a) Global Industries Ltd.                                                   77,700
                   ----------------------------------------------------------------
     13,300    (a) Harken Energy Corp.                                                      60,681
                   ----------------------------------------------------------------
      4,100        Helmerich & Payne, Inc.                                                 195,775
                   ----------------------------------------------------------------
        900        Holly Corp.                                                              22,050
                   ----------------------------------------------------------------
        500    (a) Hondo Oil & Gas Co.                                                       4,563
                   ----------------------------------------------------------------
      2,000    (a) Hugoton Energy Corp.                                                     21,750
                   ----------------------------------------------------------------
      1,700        KCS Energy, Inc.                                                         55,250
                   ----------------------------------------------------------------
      2,500        Lomak Petroleum, Inc.                                                    42,188
                   ----------------------------------------------------------------
      1,200    (a) Louis Dreyfus Natural Gas Corp.                                          18,900
                   ----------------------------------------------------------------
      6,800    (a) Marine Drilling Cos., Inc.                                              107,100
                   ----------------------------------------------------------------
     10,500    (a) Mesa, Inc.                                                               53,813
                   ----------------------------------------------------------------
      6,100        Mitchell Energy & Development, Class A                                  115,900
                   ----------------------------------------------------------------
      6,200    (a) Newfield Exploration Co.                                                118,575
                   ----------------------------------------------------------------
      2,100    (a) Nuevo Energy Co.                                                         72,188
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ----------------------------------------------------------------
      4,000    (a) Oceaneering International, Inc.                                    $     58,000
                   ----------------------------------------------------------------
      3,200    (a) Offshore Logistics, Inc.                                                 57,600
                   ----------------------------------------------------------------
      5,800        Parker & Parsley Petroleum Co.                                          191,400
                   ----------------------------------------------------------------
      9,100    (a) Parker Drilling Co.                                                      70,525
                   ----------------------------------------------------------------
      3,000    (a) Plains Resources, Inc.                                                   38,625
                   ----------------------------------------------------------------
      2,900    (a) Pool Energy Services Co.                                                 37,700
                   ----------------------------------------------------------------
      4,900    (a) Pride Petroleum Services, Inc.                                           84,525
                   ----------------------------------------------------------------
      1,400        Production Operations Corp.                                              80,500
                   ----------------------------------------------------------------
      5,900        Quaker State Corp.                                                       88,500
                   ----------------------------------------------------------------
      1,100    (a) RPC Energy Services, Inc.                                                13,888
                   ----------------------------------------------------------------
      1,800    (a) Seacor Holdings, Inc.                                                    77,400
                   ----------------------------------------------------------------
      1,800    (a) Seitel, Inc.                                                             60,300
                   ----------------------------------------------------------------
      4,500        Snyder Oil Corp.                                                         71,438
                   ----------------------------------------------------------------
      2,500    (a) Solv Ex Corp.                                                            26,563
                   ----------------------------------------------------------------
      1,400    (a) Stone Energy Corp.                                                       37,450
                   ----------------------------------------------------------------
      2,500    (a) Swift Energy Co.                                                         52,813
                   ----------------------------------------------------------------
      4,400    (a) Tesoro Petroleum Corp.                                                   47,300
                   ----------------------------------------------------------------
      1,600    (a) TransTexas Gas Corp.                                                     22,400
                   ----------------------------------------------------------------
      7,000    (a) Tuboscope Vetco International Corp.                                      98,000
                   ----------------------------------------------------------------
      5,309    (a) United Meridian Corp.                                                   150,643
                   ----------------------------------------------------------------
      3,000    (a) Varco International, Inc.                                                69,000
                   ----------------------------------------------------------------
      1,800        Vintage Petroleum, Inc.                                                  50,850
                   ----------------------------------------------------------------
      2,500        Zeigler Coal Holding Co.                                                 62,813
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,280,103
                   ----------------------------------------------------------------   ------------
                   FINANCE--23.7%
                   ----------------------------------------------------------------
      1,501        1st Source Corp.                                                         34,898
                   ----------------------------------------------------------------
      7,900        20th Century Industries                                                 140,225
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      3,000    (a) AMERCO                                                             $     74,250
                   ----------------------------------------------------------------
      4,050        Aames Financial Corp                                                     62,269
                   ----------------------------------------------------------------
      2,500        Aaron Rents, Inc.                                                        26,563
                   ----------------------------------------------------------------
      2,000    (a) Acceptance Insurance Cos., Inc.                                          38,500
                   ----------------------------------------------------------------
      2,300        Acordia, Inc.                                                            72,738
                   ----------------------------------------------------------------
      1,940        Albank Financial Corp.                                                   70,810
                   ----------------------------------------------------------------
      3,550        Alex Brown, Inc.                                                        228,531
                   ----------------------------------------------------------------
        600    (a) Alexander's, Inc.                                                        39,900
                   ----------------------------------------------------------------
      3,300        Alfa Corp.                                                               39,600
                   ----------------------------------------------------------------
      2,300        Allied Capital Commercial                                                55,200
                   ----------------------------------------------------------------
      3,300        Allied Group, Inc.                                                      122,100
                   ----------------------------------------------------------------
      2,200        AmVestors Financial Corp.                                                35,200
                   ----------------------------------------------------------------
      1,950        Amcore Financial, Inc.                                                   52,163
                   ----------------------------------------------------------------
      1,447        American Annuity Group, Inc.                                             24,237
                   ----------------------------------------------------------------
      3,400        American Bankers Insurance Group, Inc.                                  179,775
                   ----------------------------------------------------------------
      1,800        American Federal Bank, FSB SC                                            52,200
                   ----------------------------------------------------------------
      3,500        American Health Properties, Inc.                                         82,250
                   ----------------------------------------------------------------
      1,300        American Heritage Life Investments                                       32,825
                   ----------------------------------------------------------------
      5,000    (a) Americredit Corp.                                                        71,875
                   ----------------------------------------------------------------
      3,700    (a) Amerin Corp.                                                             72,150
                   ----------------------------------------------------------------
      1,500        Amli Residential Properties Trust                                        33,188
                   ----------------------------------------------------------------
        750        Anchor Bancorp Wisconsin, Inc.                                           32,250
                   ----------------------------------------------------------------
      2,200        Apartment Investment & Management Co., Class A                           61,050
                   ----------------------------------------------------------------
      2,900        Argonaut Group, Inc.                                                     83,375
                   ----------------------------------------------------------------
      3,334        Associated Banc Corp.                                                   124,192
                   ----------------------------------------------------------------
      1,700        Associated Estates Realty Corp.                                          37,400
                   ----------------------------------------------------------------
      2,800        Astoria Financial Corp.                                                 109,550
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      4,800        Avalon Properties, Inc.                                            $    126,600
                   ----------------------------------------------------------------
        879    (a) BOK Financial Corp.                                                      26,974
                   ----------------------------------------------------------------
      5,394        BRE Properties, Inc., Class A                                           126,759
                   ----------------------------------------------------------------
      2,300        Baldwin & Lyons, Inc., Class B                                           40,825
                   ----------------------------------------------------------------
      3,060        Bancorpsouth, Inc.                                                       83,385
                   ----------------------------------------------------------------
      1,525        Bank Granite Corp.                                                       42,319
                   ----------------------------------------------------------------
      1,700        Bankatlantic Bancorp, Inc.                                               20,825
                   ----------------------------------------------------------------
      2,112        Bankers Corp.                                                            52,536
                   ----------------------------------------------------------------
      1,300        Banknorth Group, Inc.                                                    55,250
                   ----------------------------------------------------------------
      3,100        Bay Apartment Communities, Inc.                                         103,850
                   ----------------------------------------------------------------
      1,000        Bay View Capital Corp.                                                   48,563
                   ----------------------------------------------------------------
      6,400        Beacon Properties Corp.                                                 197,600
                   ----------------------------------------------------------------
      2,300        Berkley, W. R. Corp.                                                    113,275
                   ----------------------------------------------------------------
      4,200        Berkshire Realty Co., Inc.                                               45,150
                   ----------------------------------------------------------------
      1,700        Blanch, E. W. Holdings, Inc.                                             37,825
                   ----------------------------------------------------------------
      3,346        Bradley Real Estate, Inc.                                                63,992
                   ----------------------------------------------------------------
        865        Brenton Bank, Inc.                                                       24,004
                   ----------------------------------------------------------------
      2,800        Burnham Pacific Properties, Inc.                                         35,000
                   ----------------------------------------------------------------
      3,400        CBL & Associates Properties, Inc.                                        80,325
                   ----------------------------------------------------------------
      1,300        CBT Corp., KY                                                            29,900
                   ----------------------------------------------------------------
      2,450        CCB Financial Corp.                                                     166,294
                   ----------------------------------------------------------------
      3,800        CMAC Investment Corp.                                                   144,400
                   ----------------------------------------------------------------
      3,167        CNB Bancshares, Inc.                                                    138,952
                   ----------------------------------------------------------------
      2,200        CORT Business Services Corp.                                             56,375
                   ----------------------------------------------------------------
        800        CPB, Inc.                                                                27,200
                   ----------------------------------------------------------------
      8,000        CWM Mortgage Holdings, Inc.                                             159,000
                   ----------------------------------------------------------------
      4,300        Cali Realty Corp.                                                       126,850
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      4,136        Camden Property Trust                                              $    112,706
                   ----------------------------------------------------------------
        700        CapMAC Holdings, Inc.                                                    18,200
                   ----------------------------------------------------------------
      1,800        Capital Re Corp.                                                         71,325
                   ----------------------------------------------------------------
      5,950        Capstead Mortgage Corp.                                                 131,644
                   ----------------------------------------------------------------
      1,900    (a) Capsure Holdings Corp.                                                   22,563
                   ----------------------------------------------------------------
      1,800        Carolina First Corporation                                               28,800
                   ----------------------------------------------------------------
      5,500        Carr Realty Corp.                                                       153,313
                   ----------------------------------------------------------------
     12,600    (a) Catellus Development Corp.                                              185,850
                   ----------------------------------------------------------------
      2,300        CenterPoint Properties Corp.                                             69,288
                   ----------------------------------------------------------------
      3,800        Centura Banks, Inc.                                                     148,675
                   ----------------------------------------------------------------
      1,900        Chelsea GCA Realty, Inc.                                                 66,738
                   ----------------------------------------------------------------
      1,593        Chemical Financial Corp.                                                 53,752
                   ----------------------------------------------------------------
      1,725        Chittenden Corp.                                                         48,947
                   ----------------------------------------------------------------
      1,250        Citfed Bancorp, Inc.                                                     41,250
                   ----------------------------------------------------------------
      1,800        Citizens Banking Corp.                                                   55,800
                   ----------------------------------------------------------------
      1,100        Citizens Corp.                                                           29,150
                   ----------------------------------------------------------------
      6,300        City National Corp.                                                     144,113
                   ----------------------------------------------------------------
        900        Cityscape Financial Corporation                                          12,038
                   ----------------------------------------------------------------
      3,000    (a) Coast Savings Financial, Inc.                                           120,750
                   ----------------------------------------------------------------
      3,350        Collective Bancorp, Inc.                                                136,931
                   ----------------------------------------------------------------
      3,900        Colonial BancGroup, Inc.                                                 87,750
                   ----------------------------------------------------------------
      4,300        Colonial Properties Trust                                               122,013
                   ----------------------------------------------------------------
      1,900        Columbus Realty Trust                                                    40,138
                   ----------------------------------------------------------------
      2,101        Commerce Bancorp, Inc.                                                   65,394
                   ----------------------------------------------------------------
      3,300        Commerce Group, Inc.                                                     72,600
                   ----------------------------------------------------------------
      3,600        Commercial Federal Corp.                                                120,600
                   ----------------------------------------------------------------
      3,400        Commercial Net Lease Realty                                              49,725
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      2,969        Commonwealth Bancorp                                               $     42,679
                   ----------------------------------------------------------------
      1,900        Community First Bankshares, Inc.                                         61,038
                   ----------------------------------------------------------------
      1,395        Community Trust Bancorp, Inc.                                            34,875
                   ----------------------------------------------------------------
      1,300        Corus Bankshares, Inc.                                                   36,563
                   ----------------------------------------------------------------
      3,800        Cousins Properties, Inc.                                                 97,375
                   ----------------------------------------------------------------
      5,850        Crawford & Co., Class B                                                  84,825
                   ----------------------------------------------------------------
      3,500    (a) Credit Acceptance Corp.                                                  37,844
                   ----------------------------------------------------------------
     10,400        Crescent Real Estate Equities, Inc.                                     273,000
                   ----------------------------------------------------------------
      5,000        Criimi Mae, Inc.                                                         78,125
                   ----------------------------------------------------------------
      4,000        Crown American Realty Trust                                              30,500
                   ----------------------------------------------------------------
      3,740        Cullen Frost Bankers, Inc.                                              130,900
                   ----------------------------------------------------------------
      5,100        Dauphin Deposit Corp.                                                   216,750
                   ----------------------------------------------------------------
      2,040    (a) Delphi Financial Group, Inc., Class A                                    72,420
                   ----------------------------------------------------------------
      6,300        Deposit Guaranty Corp.                                                  192,938
                   ----------------------------------------------------------------
      3,100        Developers Diversified Realty                                           114,313
                   ----------------------------------------------------------------
      2,707        Downey Financial Corp.                                                   52,448
                   ----------------------------------------------------------------
      4,800        Duke Realty Investments, Inc.                                           176,400
                   ----------------------------------------------------------------
      1,300        Eaton Vance Corp.                                                        57,525
                   ----------------------------------------------------------------
      1,250    (a) Electro Rent Corp.                                                       28,750
                   ----------------------------------------------------------------
      2,000        Enhance Financial Services Group, Inc.                                   77,000
                   ----------------------------------------------------------------
      3,900        Equity Inns, Inc.                                                        52,650
                   ----------------------------------------------------------------
      3,000        Evans Withycombe Residential, Inc.                                       59,250
                   ----------------------------------------------------------------
      2,400        Excel Realty Trust, Inc.                                                 58,200
                   ----------------------------------------------------------------
      1,600        Executive Risk, Inc.                                                     72,400
                   ----------------------------------------------------------------
      1,130        F & M Bancorporation, Inc.                                               34,183
                   ----------------------------------------------------------------
      3,155        F & M National Corp.                                                     67,438
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      1,200    (a) FIRSTPLUS Financial Group, Inc.                                    $     26,550
                   ----------------------------------------------------------------
      1,548        FNB Corp.                                                                37,145
                   ----------------------------------------------------------------
      5,600        Federal Realty Investment Trust                                         144,200
                   ----------------------------------------------------------------
      3,800        FelCor Suite Hotels, Inc.                                               136,325
                   ----------------------------------------------------------------
      1,680        Fidelity National Financial, Inc.                                        20,790
                   ----------------------------------------------------------------
      1,800    (a) Financial Federal Corp.                                                  30,375
                   ----------------------------------------------------------------
      4,943        Financial Security Assurance Holdings Ltd.                              160,030
                   ----------------------------------------------------------------
      1,348        Financial Trust Corp.                                                    56,616
                   ----------------------------------------------------------------
      1,600        First American Financial Corp.                                           51,000
                   ----------------------------------------------------------------
      1,900        First Citizens Bancshares, Inc., Class A                                150,100
                   ----------------------------------------------------------------
      2,443        First Colorado Bancorp, Inc.                                             39,088
                   ----------------------------------------------------------------
      2,000        First Commerce Bancshares, Inc., Class A                                 53,000
                   ----------------------------------------------------------------
      3,668        First Commercial Corp.                                                  143,511
                   ----------------------------------------------------------------
      3,600        First Commmonwealth Financial Corp.                                      67,500
                   ----------------------------------------------------------------
      2,487        First Financial Bancorp                                                  89,532
                   ----------------------------------------------------------------
      1,125        First Financial Bankshares, Inc.                                         45,563
                   ----------------------------------------------------------------
        912        First Financial Corp.                                                    30,894
                   ----------------------------------------------------------------
      6,099        First Financial Corp. Wisconsin                                         160,870
                   ----------------------------------------------------------------
      3,800        First Hawaiian, Inc.                                                    116,850
                   ----------------------------------------------------------------
      1,273        First Indiana Corp.                                                      23,869
                   ----------------------------------------------------------------
      4,000        First Industrial Realty Trust                                           118,000
                   ----------------------------------------------------------------
      4,639        First Michigan Bank Corp.                                               132,209
                   ----------------------------------------------------------------
      2,450        First Midwest Bancorp, Inc.                                              75,338
                   ----------------------------------------------------------------
      1,600        First Savings Bank of Washington Bancorp, Inc.                           33,600
                   ----------------------------------------------------------------
      1,000        First United Bancshares                                                  38,000
                   ----------------------------------------------------------------
      1,302        First Western Bancorp, Inc.                                              42,315
                   ----------------------------------------------------------------
      2,100        FirstBank Puerto Rico                                                    54,863
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      1,600    (a) FirstFed Financial Corp.                                           $     37,400
                   ----------------------------------------------------------------
      1,700        Firstbank Illinois Co.                                                   62,900
                   ----------------------------------------------------------------
      5,000        Firstmerit Corp.                                                        213,750
                   ----------------------------------------------------------------
      1,400        Foremost Corp.                                                           74,375
                   ----------------------------------------------------------------
        900        Forest City Enterprises, Inc., Class A                                   38,925
                   ----------------------------------------------------------------
      1,950        Fort Wayne National Corp.                                                81,169
                   ----------------------------------------------------------------
      6,700        Franchise Finance Corporation of America                                161,638
                   ----------------------------------------------------------------
      3,465        Fremont General Corp.                                                    97,453
                   ----------------------------------------------------------------
      1,815        Frontier Insurance Group, Inc.                                           93,473
                   ----------------------------------------------------------------
      5,351        Fulton Financial Corp.                                                  137,788
                   ----------------------------------------------------------------
      1,000        Fund American Enterprises, Inc.                                          99,875
                   ----------------------------------------------------------------
      3,400        GATX Corp.                                                              186,150
                   ----------------------------------------------------------------
      3,200        Gables Residential Trust                                                 79,200
                   ----------------------------------------------------------------
      3,102        Gainsco, Inc.                                                            27,143
                   ----------------------------------------------------------------
      2,700        Gallagher (Arthur J.) & Co.                                              84,375
                   ----------------------------------------------------------------
      4,500        General Growth Properties, Inc.                                         143,438
                   ----------------------------------------------------------------
      7,240    (a) Glendale Federal Bank                                                   180,095
                   ----------------------------------------------------------------
      3,600        Glimcher Realty Trust                                                    64,350
                   ----------------------------------------------------------------
      2,300        Great Financial Corp.                                                    74,750
                   ----------------------------------------------------------------
      1,600    (a) Guarantee Mutual Life Co.                                                30,200
                   ----------------------------------------------------------------
      2,421        Guaranty National Corp.                                                  45,999
                   ----------------------------------------------------------------
      4,800        HCC Insurance Holdings, Inc.                                            120,600
                   ----------------------------------------------------------------
      1,555        Hancock Holding Co.                                                      63,755
                   ----------------------------------------------------------------
      1,000        Harleysville Group, Inc.                                                 31,938
                   ----------------------------------------------------------------
      1,137        Harleysville National Corp.                                              31,268
                   ----------------------------------------------------------------
        400        Harris Savings Bank, PA                                                   8,200
                   ----------------------------------------------------------------
      3,300        Hartford Steam Boiler Insurance                                         158,813
                   ----------------------------------------------------------------
      4,700        Health Care Property Investors, Inc.                                    155,688
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      2,400        Health Care REIT, Inc.                                             $     57,900
                   ----------------------------------------------------------------
      2,000        Healthcare Realty Trust, Inc.                                            51,750
                   ----------------------------------------------------------------
        800        Heritage Financial Services, Inc.                                        19,800
                   ----------------------------------------------------------------
      1,900    (a) Highlands Insurance Group, Inc.                                          33,488
                   ----------------------------------------------------------------
      5,300        Highwoods Properties, Inc.                                              164,963
                   ----------------------------------------------------------------
      2,200        Hilb Rogal & Hamilton Co.                                                30,525
                   ----------------------------------------------------------------
      3,900        Horace Mann Educators Corp.                                             182,813
                   ----------------------------------------------------------------
      3,172        Horizon Group, Inc.                                                      40,840
                   ----------------------------------------------------------------
      3,700        Hospitality Properties Trust                                            114,238
                   ----------------------------------------------------------------
      3,202        Hubco, Inc.                                                              78,849
                   ----------------------------------------------------------------
      4,200        IRT Property Co.                                                         47,775
                   ----------------------------------------------------------------
      3,152    (a) Imperial Bancorp                                                         74,072
                   ----------------------------------------------------------------
      3,954    (a) Imperial Credit Industries, Inc.                                         57,580
                   ----------------------------------------------------------------
      5,400    (a) Insignia Financial Group, Inc., Class A                                  94,500
                   ----------------------------------------------------------------
      2,100        Integon Corp.                                                            21,263
                   ----------------------------------------------------------------
      2,550        Interpool, Inc.                                                          32,513
                   ----------------------------------------------------------------
      2,100        Interra Financial, Inc.                                                  74,813
                   ----------------------------------------------------------------
        600    (a) Investment Technology Group, Inc.                                        11,400
                   ----------------------------------------------------------------
      3,000        Irvine Apartment Communities, Inc.                                       80,250
                   ----------------------------------------------------------------
      1,000        Irwin Financial Corp.                                                    27,250
                   ----------------------------------------------------------------
      1,800        JDN Realty Corp.                                                         50,400
                   ----------------------------------------------------------------
      2,200        JP Realty, Inc.                                                          55,825
                   ----------------------------------------------------------------
      1,400        JSB Financial, Inc.                                                      59,500
                   ----------------------------------------------------------------
      1,700    (a) Jayhawk Acceptance Corp.                                                  1,913
                   ----------------------------------------------------------------
      1,700        Jefferies Group, Inc.                                                    78,838
                   ----------------------------------------------------------------
      2,450        Jefferson Bankshares, Inc.                                               68,600
                   ----------------------------------------------------------------
      3,800        John Alden Financial Corp.                                               66,025
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
        900        John Nuveen & Co., Inc., Class A                                   $     26,438
                   ----------------------------------------------------------------
        500        Kansas City Life Insurance Co.                                           34,563
                   ----------------------------------------------------------------
      6,199        Keystone Financial, Inc.                                                158,075
                   ----------------------------------------------------------------
      4,400        Kimco Realty Corp.                                                      136,950
                   ----------------------------------------------------------------
      2,000        Klamath First Bancorp                                                    35,500
                   ----------------------------------------------------------------
      2,600        Koger Equity, Inc.                                                       40,625
                   ----------------------------------------------------------------
      3,300        LTC Properties, Inc.                                                     55,275
                   ----------------------------------------------------------------
      2,575        Legg Mason, Inc.                                                        122,313
                   ----------------------------------------------------------------
        900        Liberty Bancorp, Inc.-Oklahoma                                           44,550
                   ----------------------------------------------------------------
      2,400        Liberty Corp.                                                            93,000
                   ----------------------------------------------------------------
        800        Liberty Financial Cos., Inc.                                             31,500
                   ----------------------------------------------------------------
      4,900        Liberty Property Trust                                                  118,213
                   ----------------------------------------------------------------
      1,600        Life Re Corp.                                                            61,800
                   ----------------------------------------------------------------
      2,900    (a) Life USA Holdings, Inc.                                                  30,088
                   ----------------------------------------------------------------
      4,100        Long Island Bancorp, Inc.                                               139,400
                   ----------------------------------------------------------------
      1,809        MAF Bancorp, Inc.                                                        71,456
                   ----------------------------------------------------------------
      1,411    (a) MAIC Holdings, Inc.                                                      47,798
                   ----------------------------------------------------------------
      1,900        MGI Properties, Inc.                                                     39,425
                   ----------------------------------------------------------------
      1,900        ML Bancorp, Inc.                                                         30,875
                   ----------------------------------------------------------------
      1,800        MMI Companies, Inc.                                                      39,375
                   ----------------------------------------------------------------
      3,500        Macerich Co. (The)                                                       91,000
                   ----------------------------------------------------------------
      2,200        Magna Bancorp                                                            39,875
                   ----------------------------------------------------------------
      5,094        Magna Group, Inc.                                                       157,277
                   ----------------------------------------------------------------
      4,000        Manufactured Home Communities, Inc.                                      84,000
                   ----------------------------------------------------------------
        700    (a) Markel Corp.                                                             77,000
                   ----------------------------------------------------------------
      1,500        McDonald & Co. Investors, Inc.                                           54,000
                   ----------------------------------------------------------------
      2,000        McGrath Rentcorp.                                                        29,000
                   ----------------------------------------------------------------
        800        Meadowbrook Insurance Group, Inc.                                        19,100
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      2,142        Mercantile Bancorporation, Inc.                                    $    124,236
                   ----------------------------------------------------------------
      1,900        Meridian Industrial Trust, Inc.                                          38,950
                   ----------------------------------------------------------------
      6,000        Merry Land and Investment Co.                                           123,000
                   ----------------------------------------------------------------
      3,427        Mid Am, Inc.                                                             59,116
                   ----------------------------------------------------------------
      1,700        Mid-American Apartment Communities, Inc.                                 43,988
                   ----------------------------------------------------------------
      2,500        Mills Corp.                                                              62,813
                   ----------------------------------------------------------------
      2,475        Morgan Keegan, Inc.                                                      44,859
                   ----------------------------------------------------------------
      2,500        NAC Re Corp.                                                             96,875
                   ----------------------------------------------------------------
      1,100    (a) NHP, Inc.                                                                24,956
                   ----------------------------------------------------------------
      2,060    (a) National Auto Credit, Inc.                                               16,223
                   ----------------------------------------------------------------
        700        National Bancorp Alaska, Inc.                                            52,150
                   ----------------------------------------------------------------
      1,579        National City Bancshares, Inc.                                           50,923
                   ----------------------------------------------------------------
      4,050        National Community Bancorp                                              173,138
                   ----------------------------------------------------------------
      1,900        National Golf Properties, Inc.                                           58,663
                   ----------------------------------------------------------------
      3,100        National Health Investors, Inc.                                         115,475
                   ----------------------------------------------------------------
      1,168        National Penn Bancshares, Inc.                                           33,288
                   ----------------------------------------------------------------
        400    (a) National Western Life Insurance Co., Class A                             33,700
                   ----------------------------------------------------------------
      6,800        Nationwide Health Properties, Inc.                                      136,000
                   ----------------------------------------------------------------
      2,261        New York Bancorp, Inc.                                                   65,852
                   ----------------------------------------------------------------
      2,300        North American Mortgage Co.                                              41,688
                   ----------------------------------------------------------------
      5,277        North Fork Bancorp, Inc.                                                209,101
                   ----------------------------------------------------------------
        800        Nymagic, Inc.                                                            14,800
                   ----------------------------------------------------------------
      2,500        Oasis Residential, Inc.                                                  55,625
                   ----------------------------------------------------------------
      4,365        Old National Bancorp                                                    165,870
                   ----------------------------------------------------------------
      6,200    (a) Olympic Financial Ltd.                                                   59,675
                   ----------------------------------------------------------------
      1,000        Omega Financial Corp.                                                    40,750
                   ----------------------------------------------------------------
      2,839        Omega Healthcare Investors                                               86,944
                   ----------------------------------------------------------------
      2,095        Onbancorp, Inc.                                                         102,393
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      3,175        One Valley Bancorp West Virginia, Inc.                             $    121,841
                   ----------------------------------------------------------------
      2,256        Orion Capital Corp.                                                     141,282
                   ----------------------------------------------------------------
      5,800        PHH Corp.                                                               281,300
                   ----------------------------------------------------------------
      2,163        PXRE Corp.                                                               54,886
                   ----------------------------------------------------------------
        700        Park National Corp.                                                      38,850
                   ----------------------------------------------------------------
      3,800        Penncorp Financial Group, Inc.                                          130,625
                   ----------------------------------------------------------------
      1,200        Pennsylvania Real Estate Investment Trust                                26,700
                   ----------------------------------------------------------------
      1,430        People First Corp.                                                       34,320
                   ----------------------------------------------------------------
      2,000        Peoples Bank Bridgeport                                                  60,000
                   ----------------------------------------------------------------
      4,141        Peoples Heritage Financial Group                                        129,924
                   ----------------------------------------------------------------
      1,400        Pioneer Financial Services, Inc.                                         37,100
                   ----------------------------------------------------------------
      3,500        Pioneer Group, Inc.                                                      91,875
                   ----------------------------------------------------------------
      1,900        Piper Jaffray Cos., Inc.                                                 30,638
                   ----------------------------------------------------------------
        900        Poe & Brown, Inc.                                                        23,625
                   ----------------------------------------------------------------
      2,500    (a) Policy Management System Corp.                                          108,750
                   ----------------------------------------------------------------
      3,600        Post Properties, Inc.                                                   139,500
                   ----------------------------------------------------------------
      4,100        Presidential Life Corp.                                                  58,938
                   ----------------------------------------------------------------
      2,000        Price Enterprises, Inc.                                                  35,750
                   ----------------------------------------------------------------
      1,500        Price REIT, Inc.                                                         56,625
                   ----------------------------------------------------------------
      2,900        Provident Bancorp, Inc.                                                 113,100
                   ----------------------------------------------------------------
      1,305        Provident Bankshares Corp.                                               46,007
                   ----------------------------------------------------------------
     10,400        Public Storage, Inc.                                                    279,500
                   ----------------------------------------------------------------
      1,699        Queens County Bancorp, Inc.                                              62,651
                   ----------------------------------------------------------------
      2,598        Quick & Reilly Group, Inc.                                               57,481
                   ----------------------------------------------------------------
      2,000        RCSB Financial, Inc.                                                     59,500
                   ----------------------------------------------------------------
      4,000        RFS Hotel Investors, Inc.                                                72,000
                   ----------------------------------------------------------------
      1,000        RLI Corp.                                                                32,375
                   ----------------------------------------------------------------
      3,825        Raymond James Financial, Inc.                                            89,409
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      3,800        Realty Income Corp.                                                $     94,050
                   ----------------------------------------------------------------
      3,200        Reckson Associates Realty Corp.                                          74,000
                   ----------------------------------------------------------------
      1,600        Redwood Trust, Inc.                                                      75,200
                   ----------------------------------------------------------------
      1,700        Regency Realty Corp.                                                     44,200
                   ----------------------------------------------------------------
      2,800        Reinsurance Group of America                                            139,300
                   ----------------------------------------------------------------
      1,300        Reliance Acceptance Group, Inc.                                          11,213
                   ----------------------------------------------------------------
     10,200        Reliance Group Holdings, Inc.                                           113,475
                   ----------------------------------------------------------------
      2,433        Republic Bancorp, Inc.                                                   32,237
                   ----------------------------------------------------------------
      1,806    (a) Resource Bancshares Mortgage Group, Inc.                                 23,704
                   ----------------------------------------------------------------
      3,400        Resource Mortgage Capital, Inc.                                          93,500
                   ----------------------------------------------------------------
      3,300        Riggs National Corp.                                                     61,050
                   ----------------------------------------------------------------
      2,800    (a) Risk Capital Holdings, Inc.                                              53,200
                   ----------------------------------------------------------------
      6,050        Rollins Truck Leasing Corp.                                              79,406
                   ----------------------------------------------------------------
      5,713        Roosevelt Financial Group, Inc.                                         132,827
                   ----------------------------------------------------------------
      1,800        S & T Bancorp, Inc.                                                      59,400
                   ----------------------------------------------------------------
      1,600        Saul Centers, Inc.                                                       25,000
                   ----------------------------------------------------------------
      1,500        Security Capital Corp.                                                  133,500
                   ----------------------------------------------------------------
      1,400        Security Connecticut Corp.                                               64,575
                   ----------------------------------------------------------------
      2,400        Selective Insurance Group, Inc.                                          96,600
                   ----------------------------------------------------------------
      1,500    (a) Silicon Valley Bancshares                                                52,500
                   ----------------------------------------------------------------
      1,200        Sirrom Capital Corp.                                                     37,350
                   ----------------------------------------------------------------
      1,600        Smith (Charles E.) Residential Realty, Inc.                              43,400
                   ----------------------------------------------------------------
      8,249        Sovereign Bancorp, Inc.                                                 101,050
                   ----------------------------------------------------------------
      1,800        Sovran Self Storage, Inc.                                                50,850
                   ----------------------------------------------------------------
      5,000        Spieker Properties, Inc.                                                174,375
                   ----------------------------------------------------------------
      3,730        St. Paul Bancorp, Inc.                                                  102,109
                   ----------------------------------------------------------------
      2,700        Standard Financial, Inc.                                                 61,763
                   ----------------------------------------------------------------
        950        State Auto Financial Corp.                                               16,625
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
      2,000        Storage Trust Realty                                               $     48,000
                   ----------------------------------------------------------------
        700        Student Loan Corp.                                                       25,288
                   ----------------------------------------------------------------
        700        Sumitomo Bank California                                                 17,325
                   ----------------------------------------------------------------
      2,900        Summit Properties, Inc.                                                  57,275
                   ----------------------------------------------------------------
      2,500        Sun Communities, Inc.                                                    80,000
                   ----------------------------------------------------------------
      2,125        Susquehanna Bankshares, Inc.                                             71,188
                   ----------------------------------------------------------------
      1,300        T R Financial Corp.                                                      48,263
                   ----------------------------------------------------------------
      5,200        Taubman Centers, Inc.                                                    65,650
                   ----------------------------------------------------------------
      3,200        The Trust Company of New Jersey                                          58,400
                   ----------------------------------------------------------------
      2,700        Thornburg Mortgage Asset Co.                                             51,975
                   ----------------------------------------------------------------
      2,500        Town & Country Trust                                                     37,813
                   ----------------------------------------------------------------
      1,900        Trans Financial, Inc.                                                    44,175
                   ----------------------------------------------------------------
      1,500        Trenwick Group, Inc.                                                     48,938
                   ----------------------------------------------------------------
      2,000        Trinet Corporate Realty Trust, Inc.                                      66,750
                   ----------------------------------------------------------------
      3,344        Trustco Bank Corp.                                                       69,388
                   ----------------------------------------------------------------
      4,500        Trustmark Corp.                                                         113,625
                   ----------------------------------------------------------------
      3,200        U.S. Trust Corp.                                                        140,800
                   ----------------------------------------------------------------
      5,600    (a) UICI                                                                    148,400
                   ----------------------------------------------------------------
      2,631        UMB Financial Corp.                                                     101,951
                   ----------------------------------------------------------------
      2,700        UST Corp.                                                                50,625
                   ----------------------------------------------------------------
        900    (a) Union Acceptance Corp., Class A                                           9,450
                   ----------------------------------------------------------------
      2,500        United Bankshares, Inc.                                                  87,813
                   ----------------------------------------------------------------
      3,950        United Carolina Bancshares                                              172,813
                   ----------------------------------------------------------------
      4,380        United Companies Financial Corp.                                         85,958
                   ----------------------------------------------------------------
     12,966        United Dominion Realty Trust, Inc.                                      178,283
                   ----------------------------------------------------------------
      1,550        United Fire & Casualty Co.                                               57,738
                   ----------------------------------------------------------------
      1,400        Universal Health Realty Trust, Inc.                                      26,600
                   ----------------------------------------------------------------
      2,300        Urban Shopping Centers, Inc.                                             64,975
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   FINANCE--CONTINUED
                   ----------------------------------------------------------------
        800        Usbancorp, Inc.                                                    $     36,200
                   ----------------------------------------------------------------
      3,050        Vesta Insurance Group, Inc.                                             127,338
                   ----------------------------------------------------------------
      4,000        Vornado Realty Trust                                                    254,500
                   ----------------------------------------------------------------
        700    (a) WFS Financial, Inc.                                                       8,225
                   ----------------------------------------------------------------
      2,000        Walden Residential Properties, Inc.                                      44,000
                   ----------------------------------------------------------------
      7,620        Washington Federal, Inc.                                                182,880
                   ----------------------------------------------------------------
      1,800        Washington National Corp.                                                51,300
                   ----------------------------------------------------------------
      5,200        Washington Real Estate Investment Trust                                  92,300
                   ----------------------------------------------------------------
      2,100        Weeks Corp.                                                              65,888
                   ----------------------------------------------------------------
      3,800        Weingarten Realty Investors                                             161,975
                   ----------------------------------------------------------------
      2,850        Wellsford Residential Properties                                         84,431
                   ----------------------------------------------------------------
      1,500        Wesbanco, Inc.                                                           51,188
                   ----------------------------------------------------------------
      2,330        WestAmerica Bancorporation                                              152,033
                   ----------------------------------------------------------------
      1,565        Westcorp, Inc.                                                           23,475
                   ----------------------------------------------------------------
      2,800        Western Investment Real Estate Trust                                     35,350
                   ----------------------------------------------------------------
      1,100    (a) Western Water Co.                                                        14,850
                   ----------------------------------------------------------------
        700    (a) White River Corp.                                                        44,100
                   ----------------------------------------------------------------
      2,825        Whitney Holding Corp.                                                   102,406
                   ----------------------------------------------------------------
        500        Winthrop Resources Corp.                                                 15,188
                   ----------------------------------------------------------------
      3,200        World Acceptance Corp.                                                   16,200
                   ----------------------------------------------------------------
      2,500        Xtra Corp.                                                              110,313
                   ----------------------------------------------------------------
      1,700        Zenith National Insurance Corp.                                          43,350
                   ----------------------------------------------------------------
      1,800    (a) Zurich Reinsurance Centre Holdings, Inc.                                 69,075
                   ----------------------------------------------------------------   ------------
                   Total                                                                27,370,815
                   ----------------------------------------------------------------   ------------
                   HEALTH CARE--8.4%
                   ----------------------------------------------------------------
      2,200        A. L. Pharma, Inc., Class A                                              31,900
                   ----------------------------------------------------------------
      3,066        ADAC Laboratories                                                        70,901
                   ----------------------------------------------------------------
      2,600    (a) ATS Medical, Inc.                                                        16,900
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      2,050    (a) Access Health, Inc.                                                $     29,213
                   ----------------------------------------------------------------
      3,500    (a) Acuson Corp.                                                             84,875
                   ----------------------------------------------------------------
      2,500    (a) Advanced Technology Labs, Inc.                                           82,813
                   ----------------------------------------------------------------
      6,100    (a) Advanced Tissue Sciences, Inc., Class A                                  64,813
                   ----------------------------------------------------------------
      2,200    (a) Agouron Pharmaceuticals, Inc.                                           140,800
                   ----------------------------------------------------------------
      2,400    (a) Alkermes, Inc.                                                           26,400
                   ----------------------------------------------------------------
      4,900    (a) Alliance Pharmaceutical Corp.                                            37,363
                   ----------------------------------------------------------------
      2,600    (a) Alteon, Inc.                                                              8,775
                   ----------------------------------------------------------------
      4,000    (a) AmeriSource Health Corp., Class A                                       178,500
                   ----------------------------------------------------------------
      1,450    (a) American HomePatient, Inc.                                               27,913
                   ----------------------------------------------------------------
      7,800    (a) American Oncology Resources, Inc.                                        69,225
                   ----------------------------------------------------------------
      1,300        Amisys Managed Care Systems                                              24,375
                   ----------------------------------------------------------------
      3,500    (a) Amylin Pharmaceuticals, Inc.                                             35,875
                   ----------------------------------------------------------------
      4,700    (a) Angeion Corp.                                                            18,800
                   ----------------------------------------------------------------
        900    (a) Aphton Corp.                                                             12,600
                   ----------------------------------------------------------------
        900    (a) Arbor Health Care Co.                                                    22,050
                   ----------------------------------------------------------------
      1,900        Arrow International, Inc.                                                57,475
                   ----------------------------------------------------------------
        800        Arthrocare Corporation                                                    5,000
                   ----------------------------------------------------------------
      4,500        Ballard Medical Products                                                 85,500
                   ----------------------------------------------------------------
        850    (a) Barr Laboratories, Inc.                                                  38,463
                   ----------------------------------------------------------------
      1,400        Bindley Western Industries, Inc.                                         26,250
                   ----------------------------------------------------------------
      1,650    (a) Bio Rad Laboratories, Inc., Class A                                      39,394
                   ----------------------------------------------------------------
      8,000    (a) Bio-Technology General Corp.                                            115,000
                   ----------------------------------------------------------------
      1,100        Biomatrix, Inc.                                                          12,513
                   ----------------------------------------------------------------
      3,300    (a) CNS, Inc.                                                                27,638
                   ----------------------------------------------------------------
      2,500    (a) CONMED Corp.                                                             37,188
                   ----------------------------------------------------------------
        600        CRA Managed Care, Inc.                                                   21,150
                   ----------------------------------------------------------------
      2,300    (a) Capstone Pharmacy Services                                               19,406
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      1,300    (a) Carrington Laboratories, Inc.                                      $      6,825
                   ----------------------------------------------------------------
      3,700        Carter Wallace, Inc.                                                     49,025
                   ----------------------------------------------------------------
      2,300    (a) Cellpro, Inc.                                                            11,500
                   ----------------------------------------------------------------
      4,000    (a) Cephalon, Inc.                                                           67,000
                   ----------------------------------------------------------------
      4,100    (a) Cerner Corp.                                                             66,113
                   ----------------------------------------------------------------
      1,663        Chad Therapeutics Inc.                                                   10,810
                   ----------------------------------------------------------------
      1,700    (a) Circon Corp.                                                             21,888
                   ----------------------------------------------------------------
      1,500    (a) ClinTrials, Inc.                                                         11,625
                   ----------------------------------------------------------------
      2,600    (a) Coastal Physician Group, Inc.                                             3,575
                   ----------------------------------------------------------------
      3,100        Cocensys, Inc.                                                            9,300
                   ----------------------------------------------------------------
      1,500        Collagen Corp.                                                           25,500
                   ----------------------------------------------------------------
      4,600    (a) Columbia Laboratories, Inc.                                              63,250
                   ----------------------------------------------------------------
      1,700    (a) Compdent Corp.                                                           27,413
                   ----------------------------------------------------------------
        400        Conceptus, Inc.                                                           4,000
                   ----------------------------------------------------------------
      1,151    (a) Copley Pharmaceutical                                                     5,899
                   ----------------------------------------------------------------
      3,200    (a) Cor Therapeutics, Inc.                                                   24,400
                   ----------------------------------------------------------------
      6,900    (a) Coram Healthcare Corp.                                                   15,525
                   ----------------------------------------------------------------
      4,800    (a) Coventry Corp.                                                           62,100
                   ----------------------------------------------------------------
      4,800        Creative BioMolecules, Inc.                                              36,300
                   ----------------------------------------------------------------
      1,200        Cryolife, Inc.                                                           10,500
                   ----------------------------------------------------------------
      1,800    (a) Curative Technologies, Inc.                                              42,525
                   ----------------------------------------------------------------
      2,700    (a) Cygnus, Inc.                                                             36,113
                   ----------------------------------------------------------------
      3,200    (a) Cytel Corp.                                                               4,600
                   ----------------------------------------------------------------
      7,909    (a) Cytogen Corp.                                                            39,051
                   ----------------------------------------------------------------
        500        Cytyc Corp.                                                              10,625
                   ----------------------------------------------------------------
      2,300    (a) Datascope Corp.                                                          41,400
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      1,900        Depotech Corp.                                                     $     27,788
                   ----------------------------------------------------------------
      1,800        Diagnostic Products Corp.                                                51,525
                   ----------------------------------------------------------------
      6,900    (a) Dura Pharmaceuticals, Inc.                                              200,100
                   ----------------------------------------------------------------
      1,100    (a) EmCare Holdings, Inc.                                                    30,938
                   ----------------------------------------------------------------
      1,300        Emeritus Corp.                                                           15,925
                   ----------------------------------------------------------------
      2,200    (a) Endosonics Corp.                                                         19,250
                   ----------------------------------------------------------------
        700        Enterprise Systems, Inc.                                                 16,275
                   ----------------------------------------------------------------
      3,373    (a) Enzo Biochem, Inc.                                                       47,222
                   ----------------------------------------------------------------
      2,100    (a) Epitope, Inc.                                                            14,700
                   ----------------------------------------------------------------
      2,300    (a) Equimed, Inc.                                                             6,325
                   ----------------------------------------------------------------
      1,400    (a) Ergo Science Corp.                                                       13,825
                   ----------------------------------------------------------------
      2,100    (a) Fuisz Technologies Ltd.                                                  17,588
                   ----------------------------------------------------------------
      2,200    (a) Geltex Pharmaceuticals, Inc.                                             36,300
                   ----------------------------------------------------------------
      6,000    (a) Genelabs Technologies, Inc.                                              15,000
                   ----------------------------------------------------------------
      5,900    (a) Genesis Health Ventures, Inc.                                           176,263
                   ----------------------------------------------------------------
      4,300    (a) Gensia, Inc.                                                             15,050
                   ----------------------------------------------------------------
      5,000    (a) Gilead Sciences, Inc.                                                   110,625
                   ----------------------------------------------------------------
      3,362    (a) GranCare, Inc.                                                           26,056
                   ----------------------------------------------------------------
      2,200    (a) Gulf South Medical Supplies, Inc.                                        31,350
                   ----------------------------------------------------------------
        400    (a) HCIA, Inc.                                                                8,250
                   ----------------------------------------------------------------
      2,300        HPR Inc.                                                                 32,488
                   ----------------------------------------------------------------
      3,800    (a) Haemonetics Corp.                                                        63,175
                   ----------------------------------------------------------------
      2,425    (a) Health Management Systems, Inc.                                          13,338
                   ----------------------------------------------------------------
      2,091    (a) Healthdyne Technologies, Inc.                                            30,842
                   ----------------------------------------------------------------
      2,007        Healthplan Services Corporation                                          33,113
                   ----------------------------------------------------------------
      1,200    (a) Henry Schein, Inc.                                                       33,300
                   ----------------------------------------------------------------
      2,000    (a) Hologic, Inc.                                                            41,500
                   ----------------------------------------------------------------
      8,508    (a) Horizon/CMS Healthcare Corp.                                            135,065
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      3,100    (a) Human Genome Sciences, Inc.                                        $     97,263
                   ----------------------------------------------------------------
      4,000    (a) Hybridon, Inc.                                                           22,000
                   ----------------------------------------------------------------
      2,200    (a) I-Stat Corp.                                                             28,050
                   ----------------------------------------------------------------
      5,828        ICN Pharmaceuticals, Inc.                                               123,117
                   ----------------------------------------------------------------
      4,900    (a) ICOS Corp.                                                               33,994
                   ----------------------------------------------------------------
      1,200    (a) ICU Medical, Inc.                                                         9,000
                   ----------------------------------------------------------------
      2,000    (a) IDEC Pharmaceuticals Corp.                                               35,500
                   ----------------------------------------------------------------
        900    (a) IDX Systems Corp.                                                        26,775
                   ----------------------------------------------------------------
     12,500    (a) Imatron, Inc.                                                            25,391
                   ----------------------------------------------------------------
      3,200    (a) Imclone Systems, Inc.                                                    16,400
                   ----------------------------------------------------------------
      3,100    (a) Immulogic Pharmaceutical Corp.                                           11,238
                   ----------------------------------------------------------------
      2,500    (a) Immune Response Corp.                                                    16,875
                   ----------------------------------------------------------------
      2,900    (a) Immunex Corp.                                                            80,838
                   ----------------------------------------------------------------
      3,400    (a) Immunomedics, Inc.                                                       14,025
                   ----------------------------------------------------------------
      1,600    (a) Imnet Systems Inc.                                                       29,400
                   ----------------------------------------------------------------
      2,100    (a) InControl, Inc.                                                          18,638
                   ----------------------------------------------------------------
      1,450    (a) Inbrand Corp.                                                            19,575
                   ----------------------------------------------------------------
      1,200    (a) Incyte Pharmaceuticals, Inc.                                             51,000
                   ----------------------------------------------------------------
      1,900    (a) Inhale Therapeutic Systems                                               35,150
                   ----------------------------------------------------------------
      1,900    (a) Inphynet Medical Management, Inc.                                        43,700
                   ----------------------------------------------------------------
      4,700    (a) Integra Lifesciences Corp.                                               14,100
                   ----------------------------------------------------------------
      3,700        Integrated Health Services, Inc.                                        118,863
                   ----------------------------------------------------------------
        400    (a) Intercardia, Inc.                                                         7,400
                   ----------------------------------------------------------------
      5,000        Invacare Corp.                                                           99,375
                   ----------------------------------------------------------------
      4,200    (a) Isis Pharmaceuticals, Inc.                                               61,950
                   ----------------------------------------------------------------
      3,700    (a) Isolyser Co., Inc.                                                       13,875
                   ----------------------------------------------------------------
      3,800        Jones Medical Industries, Inc.                                          133,950
                   ----------------------------------------------------------------
      2,000    (a) KeraVision, Inc.                                                         17,000
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      2,600        Kinetic Concepts, Inc.                                             $     38,675
                   ----------------------------------------------------------------
        300    (a) LCA Vision, Inc.                                                          1,725
                   ----------------------------------------------------------------
        400        Labone, Inc.                                                              6,400
                   ----------------------------------------------------------------
     13,900    (a) Laboratory Corporation of America Holdings                               43,438
                   ----------------------------------------------------------------
      1,750        Life Technologies, Inc.                                                  44,406
                   ----------------------------------------------------------------
      2,000    (a) Lifescore Biomedical, Inc.                                               25,000
                   ----------------------------------------------------------------
      3,992    (a) Ligand Pharmaceuticals, Inc., Class B                                    40,918
                   ----------------------------------------------------------------
      5,500    (a) Liposome Co., Inc.                                                      122,031
                   ----------------------------------------------------------------
      2,200    (a) Living Centers of America, Inc.                                          78,650
                   ----------------------------------------------------------------
        900    (a) Lunar Corp.                                                              15,750
                   ----------------------------------------------------------------
      5,300    (a) Magellan Health Services, Inc.                                          139,125
                   ----------------------------------------------------------------
      4,800    (a) Mariner Health Group, Inc.                                               42,000
                   ----------------------------------------------------------------
      1,700    (a) Marquette Medical Systems, Class A                                       34,213
                   ----------------------------------------------------------------
      5,700    (a) Matria Healthcare, Inc.                                                  22,088
                   ----------------------------------------------------------------
      3,000    (a) Matrix Pharmaceuticals, Inc.                                             17,250
                   ----------------------------------------------------------------
      2,900    (a) Maxicare Health Plans, Inc.                                              67,425
                   ----------------------------------------------------------------
      1,900    (a) MedCath, Inc.                                                            25,175
                   ----------------------------------------------------------------
      2,400    (a) Medimmune, Inc.                                                          31,200
                   ----------------------------------------------------------------
      3,600        Mentor Corp.                                                             83,250
                   ----------------------------------------------------------------
      1,500        Meridian Diagnostics, Inc.                                               10,688
                   ----------------------------------------------------------------
      6,800    (a) Mid Atlantic Medical Services, Inc.                                      80,750
                   ----------------------------------------------------------------
        600    (a) MiniMed, Inc.                                                            14,850
                   ----------------------------------------------------------------
      2,200    (a) Multicare Cos., Inc.                                                     40,975
                   ----------------------------------------------------------------
      1,400    (a) Myriad Genetics, Inc.                                                    34,825
                   ----------------------------------------------------------------
      5,200    (a) NABI, Inc.                                                               31,200
                   ----------------------------------------------------------------
      1,500    (a) National Surgery Centers, Inc.                                           45,000
                   ----------------------------------------------------------------
      1,900    (a) NeoPath, Inc.                                                            29,925
                   ----------------------------------------------------------------
      3,100    (a) Neoprobe Corp.                                                           39,138
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      2,300    (a) Neurex Corp.                                                       $     25,300
                   ----------------------------------------------------------------
      1,900    (a) Neurogen Corp.                                                           27,075
                   ----------------------------------------------------------------
      4,800    (a) Neuromedical Systems, Inc.                                               31,800
                   ----------------------------------------------------------------
      4,600    (a) Nexstar Pharmaceuticals, Inc.                                            43,125
                   ----------------------------------------------------------------
      2,000    (a) Northfield Laboratories, Inc.                                            17,750
                   ----------------------------------------------------------------
     10,300    (a) NovaCare, Inc.                                                          117,163
                   ----------------------------------------------------------------
      2,500    (a) Noven Pharmaceuticals, Inc.                                              18,750
                   ----------------------------------------------------------------
      3,200    (a) OccuSystems, Inc.                                                        66,000
                   ----------------------------------------------------------------
      3,300    (a) Oncogene Science, Inc.                                                   15,675
                   ----------------------------------------------------------------
      2,100    (a) Organogenesis, Inc.                                                      45,675
                   ----------------------------------------------------------------
      3,400    (a) OrthoLogic Corp.                                                         19,550
                   ----------------------------------------------------------------
      2,500    (a) Orthodontic Centers of America, Inc.                                     30,000
                   ----------------------------------------------------------------
      1,500    (a) Ostex International, Inc.                                                 3,750
                   ----------------------------------------------------------------
      4,375        Owens & Minor, Inc.                                                      56,875
                   ----------------------------------------------------------------
        950    (a) PDT, Inc.                                                                24,225
                   ----------------------------------------------------------------
      1,900    (a) PHP Healthcare Corp.                                                     26,600
                   ----------------------------------------------------------------
      3,500    (a) Palomar Medical Technologies, Inc.                                       12,469
                   ----------------------------------------------------------------
      2,600    (a) Parexel International Corp.                                              72,800
                   ----------------------------------------------------------------
      1,800    (a) Pathogenesis Corp.                                                       47,250
                   ----------------------------------------------------------------
      2,200    (a) Patterson Dental Co.                                                     73,700
                   ----------------------------------------------------------------
      1,500    (a) Pediatrix Medical Group                                                  49,500
                   ----------------------------------------------------------------
      1,200    (a) Perclose, Inc.                                                           29,700
                   ----------------------------------------------------------------
     10,900    (a) Perrigo Co.                                                             128,075
                   ----------------------------------------------------------------
      2,151    (a) Pharmaceutical Product Development, Inc.                                 36,029
                   ----------------------------------------------------------------
      1,800    (a) Pharmacopedia, Inc.                                                      25,200
                   ----------------------------------------------------------------
      1,300    (a) PhyMatrix Corp.                                                          14,950
                   ----------------------------------------------------------------
      3,000    (a) Physician Computer Network, Inc.                                         15,938
                   ----------------------------------------------------------------
      6,300    (a) Physician Corp. of America                                               30,713
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      1,100    (a) Physicians Health Services, Inc., Class A                          $     25,850
                   ----------------------------------------------------------------
      3,700    (a) Physicians Resource Group, Inc.                                          40,238
                   ----------------------------------------------------------------
      2,700    (a) Physio-Control International Corp.                                       33,750
                   ----------------------------------------------------------------
      2,000    (a) Possis Corp.                                                             28,000
                   ----------------------------------------------------------------
      1,600    (a) Prime Medical Services                                                   14,800
                   ----------------------------------------------------------------
      1,800    (a) Protein Design Laboratories, Inc.                                        45,225
                   ----------------------------------------------------------------
      1,400    (a) Protocol Systems, Inc.                                                   10,850
                   ----------------------------------------------------------------
      1,900    (a) RTW, Inc.                                                                15,913
                   ----------------------------------------------------------------
        500    (a) Raptor Systems, Inc.                                                      5,750
                   ----------------------------------------------------------------
      2,700    (a) Regency Health Services, Inc.                                            28,350
                   ----------------------------------------------------------------
      3,400    (a) Regeneron Pharmaceuticals, Inc.                                          22,100
                   ----------------------------------------------------------------
      4,800    (a) Renal Treatment Centers, Inc.                                           103,800
                   ----------------------------------------------------------------
        900    (a) Res-Care, Inc.                                                           14,513
                   ----------------------------------------------------------------
      2,800    (a) Resound Corp.                                                            11,200
                   ----------------------------------------------------------------
      2,900    (a) Respironics, Inc.                                                        54,013
                   ----------------------------------------------------------------
      1,700    (a) Rexall Sundown, Inc.                                                     33,788
                   ----------------------------------------------------------------
        600    (a) RightCHOICE Managed Care, Inc., Class A                                   6,450
                   ----------------------------------------------------------------
      2,000    (a) Roberts Pharmaceutical Corp.                                             22,000
                   ----------------------------------------------------------------
      4,200    (a) Rotech Medical Corp.                                                     66,150
                   ----------------------------------------------------------------
      2,400    (a) Safeskin Corp.                                                           53,700
                   ----------------------------------------------------------------
      2,100    (a) SangStat Medical Corp.                                                   35,963
                   ----------------------------------------------------------------
      3,800    (a) Scherer (R.P.) Corp.                                                    174,800
                   ----------------------------------------------------------------
      2,300    (a) SciClone Pharmaceuticals, Inc.                                           14,375
                   ----------------------------------------------------------------
      6,000    (a) Scios Nova, Inc.                                                         28,125
                   ----------------------------------------------------------------
        800        Seafield Capital Corp.                                                   25,400
                   ----------------------------------------------------------------
      4,400    (a) Sepracor, Inc.                                                           85,800
                   ----------------------------------------------------------------
      4,800    (a) Sequus Pharmaceuticals, Inc.                                             28,200
                   ----------------------------------------------------------------
      1,400    (a) Serologicals Corp.                                                       22,575
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      2,400    (a) Sierra Health Services, Inc.                                       $     61,800
                   ----------------------------------------------------------------
      3,700    (a) Sofamor Danek Group, Inc.                                               144,300
                   ----------------------------------------------------------------
      3,500    (a) Somatix Therapy Corp.                                                     5,141
                   ----------------------------------------------------------------
      3,000    (a) Somatogen, Inc.                                                          16,688
                   ----------------------------------------------------------------
      1,700        SpaceLabs Medical, Inc.                                                  35,700
                   ----------------------------------------------------------------
      1,600    (a) Spine-Tech, Inc.                                                         46,000
                   ----------------------------------------------------------------
      2,300    (a) Staar Surgical Co.                                                       26,450
                   ----------------------------------------------------------------
        600    (a) Summit Care Corp.                                                         8,100
                   ----------------------------------------------------------------
      1,200    (a) Summit Medical Systems                                                    2,850
                   ----------------------------------------------------------------
      5,100    (a) Summit Technology, Inc.                                                  31,556
                   ----------------------------------------------------------------
      6,624    (a) Sun Healthcare Group, Inc.                                               93,564
                   ----------------------------------------------------------------
      2,800    (a) Sunrise Medical, Inc.                                                    30,450
                   ----------------------------------------------------------------
      2,700    (a) Synetic, Inc.                                                           105,300
                   ----------------------------------------------------------------
      1,500    (a) Techne Corp.                                                             36,375
                   ----------------------------------------------------------------
      2,500    (a) Technological Medical Products, Inc.                                     44,063
                   ----------------------------------------------------------------
      1,600    (a) Theragenics Corp.                                                        27,200
                   ----------------------------------------------------------------
      2,600    (a) Theratech, Inc.                                                          24,050
                   ----------------------------------------------------------------
      1,300    (a) Thoratec Laboratories Corp.                                               7,313
                   ----------------------------------------------------------------
      3,100    (a) Transcend Services, Inc.                                                  9,688
                   ----------------------------------------------------------------
      3,500    (a) U.S. Bioscience, Inc.                                                    30,844
                   ----------------------------------------------------------------
      2,500    (a) UROHEALTH Systems, Inc., Class A                                         19,688
                   ----------------------------------------------------------------
      2,700    (a) Uniphase Corp.                                                          107,325
                   ----------------------------------------------------------------
        900    (a) United Dental Care, Inc.                                                 19,800
                   ----------------------------------------------------------------
      1,150        United Wisconsin Services, Inc.                                          31,481
                   ----------------------------------------------------------------
      5,400    (a) Universal Health Services, Inc., Class B                                204,525
                   ----------------------------------------------------------------
      3,500    (a) Uromed Corp.                                                             13,563
                   ----------------------------------------------------------------
      1,800    (a) VISX, Inc.                                                               40,500
                   ----------------------------------------------------------------
      3,100    (a) Ventritex, Inc.                                                          49,988
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
      3,200    (a) Vertex Pharmaceuticals, Inc.                                       $    101,600
                   ----------------------------------------------------------------
      2,600    (a) Veterinary Centers of America                                            26,975
                   ----------------------------------------------------------------
      2,400    (a) Vical, Inc.                                                              25,200
                   ----------------------------------------------------------------
      1,000        Vital Signs, Inc.                                                        19,000
                   ----------------------------------------------------------------
      2,037    (a) Vitalink Pharmacy Services, Inc.                                         37,430
                   ----------------------------------------------------------------
      2,900    (a) Vivus, Inc.                                                             107,119
                   ----------------------------------------------------------------
      2,100        West Co., Inc.                                                           58,538
                   ----------------------------------------------------------------
      5,500        XOMA Corp.                                                               24,750
                   ----------------------------------------------------------------
      3,700    (a) Zila, Inc.                                                               24,744
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,706,591
                   ----------------------------------------------------------------   ------------
                   MISCELLANEOUS--0.1%
                   ----------------------------------------------------------------
        400        American Financial Enterprises                                           14,400
                   ----------------------------------------------------------------
        400        Capital Southwest Corp.                                                  27,250
                   ----------------------------------------------------------------
      2,900    (a) Chancellor Corp., Class A                                                81,200
                   ----------------------------------------------------------------   ------------
                   Total                                                                   122,850
                   ----------------------------------------------------------------   ------------
                   PRODUCER MANUFACTURING--7.1%
                   ----------------------------------------------------------------
      1,400    (a) ABC Rail Products Corp.                                                  24,325
                   ----------------------------------------------------------------
      1,700    (a) ABT Building Products Corp.                                              36,550
                   ----------------------------------------------------------------
      2,200    (a) ACX Technologies, Inc.                                                   42,075
                   ----------------------------------------------------------------
      1,900    (a) Acme Metals, Inc.                                                        26,363
                   ----------------------------------------------------------------
        700    (a) Advanced Lighting Technologies, Inc.                                     13,300
                   ----------------------------------------------------------------
      4,600        Aeroquip-Vickers, Inc.                                                  185,725
                   ----------------------------------------------------------------
        600    (a) Ag-Chem Equipment Co., Inc.                                              12,000
                   ----------------------------------------------------------------
      1,300        Alamo Group, Inc.                                                        20,150
                   ----------------------------------------------------------------
      3,800    (a) Allen Telecom, Inc.                                                      65,550
                   ----------------------------------------------------------------
      1,500        Allied Products                                                          47,625
                   ----------------------------------------------------------------
      1,300    (a) Alltrista Corp.                                                          27,950
                   ----------------------------------------------------------------
      1,400        Amcast Industrial Corp.                                                  31,850
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ----------------------------------------------------------------
        700    (a) American Buildings Co.                                             $     18,200
                   ----------------------------------------------------------------
      5,300        Ametek, Inc.                                                            118,588
                   ----------------------------------------------------------------
      5,900    (a) Anixter International, Inc.                                              84,075
                   ----------------------------------------------------------------
      2,100        Applied Power, Inc., Class A                                             88,988
                   ----------------------------------------------------------------
     10,800    (a) Aura System, Inc.                                                        16,538
                   ----------------------------------------------------------------
      1,800    (a) Avondale Industries, Inc.                                                31,950
                   ----------------------------------------------------------------
      4,000        BW/IP Holding, Inc.                                                      65,000
                   ----------------------------------------------------------------
      3,410        Baldor Electric Co.                                                      87,381
                   ----------------------------------------------------------------
      3,900        Belden, Inc.                                                            119,925
                   ----------------------------------------------------------------
      1,850        Blount International, Inc., Class A                                      74,925
                   ----------------------------------------------------------------
      2,900    (a) Cable Design Technologies, Class A                                       54,738
                   ----------------------------------------------------------------
      1,600        Cascade Corp.                                                            23,200
                   ----------------------------------------------------------------
        900        Charter Power Systems, Inc.                                              25,650
                   ----------------------------------------------------------------
      1,500    (a) Chase Brass Industries, Inc.                                             29,813
                   ----------------------------------------------------------------
        700        Chicago Miniature Lamp, Inc.                                             16,363
                   ----------------------------------------------------------------
      6,600        Cincinnati Milacron, Inc.                                               133,650
                   ----------------------------------------------------------------
      1,200    (a) Citation Corp.                                                           16,125
                   ----------------------------------------------------------------
      8,000    (a) Coltec Industries, Inc.                                                 162,000
                   ----------------------------------------------------------------
      2,300        Commercial Intertech Corp.                                               27,313
                   ----------------------------------------------------------------
      2,000        Commercial Metals Corp.                                                  55,500
                   ----------------------------------------------------------------
      1,500        Commonwealth Aluminum Corp.                                              25,875
                   ----------------------------------------------------------------
      2,100    (a) Cuno, Inc.                                                               29,138
                   ----------------------------------------------------------------
        900        DT Industries, Inc.                                                      23,400
                   ----------------------------------------------------------------
      1,400    (a) Detroit Diesel Corp.                                                     23,975
                   ----------------------------------------------------------------
      4,000        Duriron, Inc.                                                            99,500
                   ----------------------------------------------------------------
      2,300    (a) Fairchild Corp., Class A                                                 28,175
                   ----------------------------------------------------------------
      1,000    (a) Falcon Building Products, Inc.                                           17,375
                   ----------------------------------------------------------------
      3,100    (a) Figgie International Holdings, Inc., Class A                             36,813
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ----------------------------------------------------------------
        800        Franklin Electronics, Inc.                                         $     34,100
                   ----------------------------------------------------------------
      4,000        Freeport McMoRan, Inc.                                                  117,000
                   ----------------------------------------------------------------
      1,000        General Binding Corp.                                                    27,750
                   ----------------------------------------------------------------
        500    (a) Gibraltar Steel Corp.                                                    12,250
                   ----------------------------------------------------------------
      5,400        Giddings & Lewis, Inc.                                                  109,350
                   ----------------------------------------------------------------
        600        Gleason Corp.                                                            19,425
                   ----------------------------------------------------------------
      3,700    (a) Global Industrial Technologies, Inc.                                     67,525
                   ----------------------------------------------------------------
      3,500        Goulds Pumps, Inc.                                                      127,750
                   ----------------------------------------------------------------
      2,075        Graco, Inc.                                                              49,022
                   ----------------------------------------------------------------
        900        Greenbrier Cos., Inc.                                                     8,438
                   ----------------------------------------------------------------
      2,700        Greenfield Industries, Inc.                                              55,013
                   ----------------------------------------------------------------
      5,100    (a) Griffon Corp.                                                            61,838
                   ----------------------------------------------------------------
      3,800        HON Industries, Inc.                                                    160,550
                   ----------------------------------------------------------------
      2,200        Handy & Harman                                                           30,250
                   ----------------------------------------------------------------
      1,000        Hardinge, Inc.                                                           25,250
                   ----------------------------------------------------------------
      6,200        Hexcel Corporation                                                      110,825
                   ----------------------------------------------------------------
      1,650    (a) Holophane Corp.                                                          33,413
                   ----------------------------------------------------------------
      1,400        Hunt Manufacturers Co.                                                   25,900
                   ----------------------------------------------------------------
        900        Huntco, Inc., Class A                                                    11,700
                   ----------------------------------------------------------------
      4,300        IDEX Corp.                                                              112,875
                   ----------------------------------------------------------------
      1,500    (a) Insilco Corp.                                                            55,875
                   ----------------------------------------------------------------
      3,400        Interface, Inc.                                                          76,075
                   ----------------------------------------------------------------
      2,900        Intermet Corp.                                                           35,888
                   ----------------------------------------------------------------
      3,000        Juno Lighting, Inc.                                                      46,500
                   ----------------------------------------------------------------
      2,900        Kaman Corp., Class A                                                     37,338
                   ----------------------------------------------------------------
      2,700        Kaydon Corp.                                                            119,475
                   ----------------------------------------------------------------
      4,400        Kennametal, Inc.                                                        158,400
                   ----------------------------------------------------------------
      5,100        Keystone International, Inc.                                            100,725
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ----------------------------------------------------------------
      3,000        Kimball International, Inc., Class B                               $    105,750
                   ----------------------------------------------------------------
      2,300        Kuhlman Corp.                                                            58,075
                   ----------------------------------------------------------------
      1,200        LSI Industries, Inc.                                                     13,050
                   ----------------------------------------------------------------
      4,100        Lincoln Electric Co.                                                    157,850
                   ----------------------------------------------------------------
      1,700        Lindsay Manufacturing Co.                                                48,450
                   ----------------------------------------------------------------
      1,900    (a) Littlefuse, Inc.                                                         87,875
                   ----------------------------------------------------------------
      1,300    (a) MICROS Systems Corp.                                                     43,713
                   ----------------------------------------------------------------
      3,500        Magnetek, Inc.                                                           58,625
                   ----------------------------------------------------------------
      1,900        Manitowoc, Inc.                                                          76,950
                   ----------------------------------------------------------------
      7,800        Miller Herman, Inc.                                                     252,525
                   ----------------------------------------------------------------
      2,900    (a) Miller Industries, Inc.                                                  34,438
                   ----------------------------------------------------------------
      3,600        Modine Manufacturing Co.                                                 96,300
                   ----------------------------------------------------------------
      3,200    (a) Mueller Industries, Inc.                                                120,000
                   ----------------------------------------------------------------
      1,229        NACCO Industries, Inc., Class A                                          56,841
                   ----------------------------------------------------------------
      1,100    (a) NCI Building System, Inc.                                                34,100
                   ----------------------------------------------------------------
      1,450        NN Ball & Roller, Inc.                                                   15,406
                   ----------------------------------------------------------------
     12,100    (a) Navistar International Corp.                                            136,125
                   ----------------------------------------------------------------
      3,600    (a) Nu-Kote Holdings, Inc., Class A                                          10,350
                   ----------------------------------------------------------------
      3,000    (a) Oak Industries, Inc.                                                     56,250
                   ----------------------------------------------------------------
      1,300    (a) Oregon Metallurgical Corp.                                               29,900
                   ----------------------------------------------------------------
      1,750    (a) Osmonics, Inc.                                                           27,563
                   ----------------------------------------------------------------
      2,000        Pacific Scientific Co.                                                   25,250
                   ----------------------------------------------------------------
      1,200    (a) Park Ohio Industries, Inc.                                               14,550
                   ----------------------------------------------------------------
      1,400        Penn Engineering & Manufacturing Corp.                                   27,825
                   ----------------------------------------------------------------
      6,200        Pentair, Inc.                                                           185,225
                   ----------------------------------------------------------------
      3,200        Pittston Co.                                                             72,800
                   ----------------------------------------------------------------
      1,700        Ply Gem Industries, Inc.                                                 21,675
                   ----------------------------------------------------------------
      3,650        Precision Castparts Corp.                                               195,275
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ----------------------------------------------------------------
      3,400        Regal Beloit Corp.                                                 $     80,750
                   ----------------------------------------------------------------
      1,300        Reliance Steel & Aluminum Co.                                            41,438
                   ----------------------------------------------------------------
      1,300        Robbins & Myers, Inc.                                                    35,750
                   ----------------------------------------------------------------
      2,200        Roper Industries, Inc.                                                   89,925
                   ----------------------------------------------------------------
      1,000    (a) SPS Technologies, Inc.                                                   67,500
                   ----------------------------------------------------------------
      1,700        Scotsman Industries, Inc.                                                43,350
                   ----------------------------------------------------------------
        800    (a) Shiloh Industries, Inc.                                                  12,400
                   ----------------------------------------------------------------
        600    (a) Simpson Manufacturing Co., Inc.                                          14,400
                   ----------------------------------------------------------------
      2,100    (a) Specialty Equipment Cos., Inc.                                           26,513
                   ----------------------------------------------------------------
        200    (a) Spinnaker Industries, Inc.                                               10,800
                   ----------------------------------------------------------------
      2,000        Standex International Corp.                                              50,000
                   ----------------------------------------------------------------
      1,200        Steel Technologies, Inc.                                                 12,300
                   ----------------------------------------------------------------
      5,100        Stewart & Stevenson Services                                            122,400
                   ----------------------------------------------------------------
      2,500        TJ International, Inc.                                                   55,625
                   ----------------------------------------------------------------
      3,000        Teleflex, Inc.                                                          173,250
                   ----------------------------------------------------------------
      1,400        Tennant Co.                                                              37,800
                   ----------------------------------------------------------------
        800    (a) Thermo Power Corp.                                                        5,100
                   ----------------------------------------------------------------
      1,700        Thomas Industries, Inc.                                                  39,950
                   ----------------------------------------------------------------
      1,900        Titan Wheel International, Inc.                                          27,550
                   ----------------------------------------------------------------
      1,100    (a) Tower Automotive, Inc.                                                   40,700
                   ----------------------------------------------------------------
      1,300        Tredegar Industries, Inc.                                                59,963
                   ----------------------------------------------------------------
      2,500    (a) Triangle Pacific Corp.                                                   67,813
                   ----------------------------------------------------------------
      3,940        Triarc Companies, Inc., Class A                                          73,383
                   ----------------------------------------------------------------
      2,600        Trimas Corp.                                                             64,025
                   ----------------------------------------------------------------
        700    (a) TurboChef, Inc.                                                          10,763
                   ----------------------------------------------------------------
      8,700    (a) U.S. Filter Corp.                                                       264,263
                   ----------------------------------------------------------------
      5,700    (a) U.S. Office Products Co.                                                145,350
                   ----------------------------------------------------------------
      3,700        UNR Industries, Inc.                                                     22,663
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   PRODUCER MANUFACTURING--CONTINUED
                   ----------------------------------------------------------------
      1,700        Valhi, Inc.                                                        $     14,238
                   ----------------------------------------------------------------
      1,500        Valmont Industries, Inc.                                                 59,813
                   ----------------------------------------------------------------
      3,050        Wabash National Corp.                                                    54,519
                   ----------------------------------------------------------------
      6,600    (a) Walter Industries, Inc.                                                  90,750
                   ----------------------------------------------------------------
      2,100        Watsco, Inc.                                                             52,238
                   ----------------------------------------------------------------
      3,000        Watts Industries, Inc., Class A                                          76,500
                   ----------------------------------------------------------------
      2,300        Westinghouse Electric Corp.                                              33,063
                   ----------------------------------------------------------------
      2,300    (a) Wolverine Tube, Inc.                                                     59,800
                   ----------------------------------------------------------------
      3,200        Zebra Technologies Co., Class A                                          73,600
                   ----------------------------------------------------------------
      1,600        Zero Corp.                                                               31,200
                   ----------------------------------------------------------------
      2,000        Zurn Industries, Inc.                                                    49,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                 8,251,817
                   ----------------------------------------------------------------   ------------
                   RETAIL TRADE--4.2%
                   ----------------------------------------------------------------
        700    (a) American Eagle Outfitters, Inc.                                           8,313
                   ----------------------------------------------------------------
      3,800    (a) Ann Taylor Stores Corp.                                                  92,150
                   ----------------------------------------------------------------
      4,375        Arbor Drugs, Inc.                                                        80,391
                   ----------------------------------------------------------------
      1,950    (a) BMC West Corp.                                                           20,963
                   ----------------------------------------------------------------
      5,200    (a) Best Buy Co., Inc.                                                       70,200
                   ----------------------------------------------------------------
      1,300        Blair Corp.                                                              19,663
                   ----------------------------------------------------------------
      6,200    (a) Bombay Co., Inc.                                                         22,475
                   ----------------------------------------------------------------
      1,700    (a) Books-A-Million, Inc.                                                     8,500
                   ----------------------------------------------------------------
        600    (a) Buckle, Inc.                                                              8,850
                   ----------------------------------------------------------------
      2,600    (a) Burlington Coat Factory Warehouse                                        49,400
                   ----------------------------------------------------------------
      8,200        CML Group, Inc.                                                          17,425
                   ----------------------------------------------------------------
      2,300        CPI Corp.                                                                37,088
                   ----------------------------------------------------------------
      2,700    (a) Carson Pirie Scott & Co.                                                 80,325
                   ----------------------------------------------------------------
      4,300        Casey's General Stores, Inc.                                             81,163
                   ----------------------------------------------------------------
      3,970        Cash America International, Inc.                                         35,234
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ----------------------------------------------------------------
      3,900        Cato Corp., Class A                                                $     18,038
                   ----------------------------------------------------------------
     15,500        Charming Shoppes, Inc.                                                   91,547
                   ----------------------------------------------------------------
      2,200    (a) Chronimed, Inc.                                                          17,325
                   ----------------------------------------------------------------
      7,775        Claire's Stores, Inc.                                                   148,697
                   ----------------------------------------------------------------
      2,000    (a) Cole National Corp., Class A                                             66,000
                   ----------------------------------------------------------------
        200        Dart Group Corp., Class A                                                20,800
                   ----------------------------------------------------------------
        900        Delchamps, Inc.                                                          20,813
                   ----------------------------------------------------------------
      1,400    (a) Discount Auto Parts, Inc.                                                22,750
                   ----------------------------------------------------------------
      2,600    (a) Dress Barn, Inc.                                                         36,075
                   ----------------------------------------------------------------
      3,300        Duty Free International, Inc.                                            46,613
                   ----------------------------------------------------------------
      3,100    (a) Eagle Hardware & Garden, Inc.                                            58,125
                   ----------------------------------------------------------------
      2,400    (a) Egghead, Inc.                                                            11,100
                   ----------------------------------------------------------------
      1,200        Elcom International, Inc.                                                 6,000
                   ----------------------------------------------------------------
      2,700    (a) Express Scripts, Inc., Class A                                           99,225
                   ----------------------------------------------------------------
      2,400    (a) Fabri-Centers of America, Class A                                        48,300
                   ----------------------------------------------------------------
      6,800        Family Dollar Stores, Inc.                                              177,650
                   ----------------------------------------------------------------
      7,900        Fingerhut Companies, Inc.                                               117,513
                   ----------------------------------------------------------------
      2,400    (a) Friedmans, Inc., Class A                                                 40,500
                   ----------------------------------------------------------------
      1,500        Gadzooks, Inc.                                                           41,813
                   ----------------------------------------------------------------
      2,900    (a) Garden Ridge Corp.                                                       23,563
                   ----------------------------------------------------------------
      4,200    (a) Genesco, Inc.                                                            48,825
                   ----------------------------------------------------------------
     10,300        HEARx, Ltd.                                                              19,956
                   ----------------------------------------------------------------
      3,500        Hancock Fabrics, Inc.                                                    42,000
                   ----------------------------------------------------------------
      5,000    (a) Hechinger Co., Class A                                                    8,125
                   ----------------------------------------------------------------
      8,100        Heilig-Meyers Co.                                                       121,500
                   ----------------------------------------------------------------
      3,600    (a) Hollywood Entertainment Corp.                                            76,950
                   ----------------------------------------------------------------
      1,100        Ingles Markets, Inc., Class A                                            15,125
                   ----------------------------------------------------------------
      1,200    (a) Jenny Craig, Inc.                                                         6,600
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ----------------------------------------------------------------
      3,350    (a) Jumbosports, Inc.                                                  $     15,494
                   ----------------------------------------------------------------
      3,075    (a) Just For Feet, Inc.                                                      48,816
                   ----------------------------------------------------------------
      2,600        Lands' End, Inc.                                                         69,550
                   ----------------------------------------------------------------
      4,500        Longs Drug Stores Corp.                                                 113,625
                   ----------------------------------------------------------------
      4,300    (a) MacFrugal's Bargains CloseOuts, Inc.                                    125,775
                   ----------------------------------------------------------------
      2,125    (a) Mens Wearhouse, Inc.                                                     52,859
                   ----------------------------------------------------------------
      4,500    (a) Meyer (Fred), Inc.                                                      185,063
                   ----------------------------------------------------------------
      3,300    (a) Michaels Stores, Inc.                                                    63,525
                   ----------------------------------------------------------------
      2,350    (a) Microage, Inc.                                                           29,669
                   ----------------------------------------------------------------
        800    (a) Movie Gallery, Inc.                                                       4,100
                   ----------------------------------------------------------------
      3,200    (a) National Media Corp.                                                     25,600
                   ----------------------------------------------------------------
      2,000        New Engineers Business Service, Inc.                                     52,750
                   ----------------------------------------------------------------
        700    (a) O'Reilly Automotive, Inc.                                                24,500
                   ----------------------------------------------------------------
      6,500    (a) Payless Cashway, Inc., Class A                                           11,375
                   ----------------------------------------------------------------
      2,650    (a) Petco Animal Supplies, Inc.                                              56,644
                   ----------------------------------------------------------------
      7,395        Pier 1 Imports, Inc.                                                    146,051
                   ----------------------------------------------------------------
     10,000        Premark International, Inc.                                             245,000
                   ----------------------------------------------------------------
      2,700    (a) Proffitts, Inc.                                                         100,913
                   ----------------------------------------------------------------
      1,450        Quality Food Centers, Inc.                                               58,181
                   ----------------------------------------------------------------
      1,900        Regis Corp. Minnesota                                                    38,950
                   ----------------------------------------------------------------
      2,300    (a) Renters Choice, Inc.                                                     32,200
                   ----------------------------------------------------------------
      1,300        Riser Foods, Inc., Class A                                               45,013
                   ----------------------------------------------------------------
      8,400        Ross Stores, Inc.                                                       236,250
                   ----------------------------------------------------------------
      4,400        Ruddick Corp.                                                            66,000
                   ----------------------------------------------------------------
     16,400    (a) Service Merchandise, Inc.                                                43,050
                   ----------------------------------------------------------------
      2,800        Shopko Stores, Inc.                                                      56,000
                   ----------------------------------------------------------------
      1,600        Smart & Final, Inc.                                                      31,000
                   ----------------------------------------------------------------
      2,067        Smith's Food & Drug Centers, Inc., Class B                               69,245
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   RETAIL TRADE--CONTINUED
                   ----------------------------------------------------------------
      5,300    (a) Sports Authority, Inc.                                             $     94,075
                   ----------------------------------------------------------------
      1,550    (a) Stein Mart, Inc.                                                         44,950
                   ----------------------------------------------------------------
      1,136        Strawbridge & Clothier, Inc., Class A                                    19,312
                   ----------------------------------------------------------------
        700    (a) Tractor Supply Co.                                                       13,125
                   ----------------------------------------------------------------
      1,500    (a) Urban Outfitters, Inc.                                                   18,750
                   ----------------------------------------------------------------
      1,600    (a) Value City Department Stores, Inc.                                       13,600
                   ----------------------------------------------------------------
      4,900    (a) Valuevision International, Inc., Class A                                 16,844
                   ----------------------------------------------------------------
      5,100    (a) Waban, Inc.                                                             136,425
                   ----------------------------------------------------------------
      1,400    (a) West Marine, Inc.                                                        36,400
                   ----------------------------------------------------------------
        900    (a) Wet Seal, Inc., Class A                                                  22,275
                   ----------------------------------------------------------------
      3,100        Whole Foods Market, Inc.                                                 71,300
                   ----------------------------------------------------------------
      3,200    (a) Williams-Sonoma, Inc.                                                    99,200
                   ----------------------------------------------------------------
      5,400    (a) Zale Corp.                                                               99,900
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,817,022
                   ----------------------------------------------------------------   ------------
                   SERVICES--9.6%
                   ----------------------------------------------------------------
      2,200    (a) 7th Level, Inc.                                                           5,225
                   ----------------------------------------------------------------
      2,500        ABM Industries, Inc.                                                     46,875
                   ----------------------------------------------------------------
      3,400    (a) ABR Information Services, Inc.                                           68,425
                   ----------------------------------------------------------------
      3,700    (a) ADVO, Inc.                                                               44,863
                   ----------------------------------------------------------------
        500    (a) AMC Entertainment, Inc.                                                   9,688
                   ----------------------------------------------------------------
      2,200    (a) APS Holding Corp., Class A                                               20,900
                   ----------------------------------------------------------------
      2,900    (a) ATC Communications, Inc.                                                  9,063
                   ----------------------------------------------------------------
      3,200        Ackerley Communications, Inc.                                            32,800
                   ----------------------------------------------------------------
      3,100    (a) Air and Water Technology Corp., Class A                                  12,788
                   ----------------------------------------------------------------
      2,800    (a) Alliance Entertainment Corp.                                              3,500
                   ----------------------------------------------------------------
     10,100    (a) Allied Waste Industries, Inc.                                           112,363
                   ----------------------------------------------------------------
      5,100    (a) Allwaste, Inc.                                                           45,263
                   ----------------------------------------------------------------
      1,750    (a) American Business Information                                            33,250
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      2,050        American Business Products, Inc.                                   $     49,200
                   ----------------------------------------------------------------
      6,800        American Media, Inc.                                                     37,400
                   ----------------------------------------------------------------
      3,790    (a) American Radio Systems Corp.                                            110,858
                   ----------------------------------------------------------------
        400    (a) Ameristar Casinos, Inc.                                                   2,150
                   ----------------------------------------------------------------
      2,400        Amresco, Inc.                                                            34,950
                   ----------------------------------------------------------------
      1,000    (a) Anchor Gaming                                                            25,000
                   ----------------------------------------------------------------
      1,500        Angelica Corp.                                                           23,625
                   ----------------------------------------------------------------
      4,137        Apple South, Inc.                                                        53,781
                   ----------------------------------------------------------------
      5,100        Applebee's International, Inc.                                          119,213
                   ----------------------------------------------------------------
      2,050        Applied Industrial Technologies, Inc.                                    64,831
                   ----------------------------------------------------------------
      2,400    (a) Argosy Gaming Corp.                                                       8,400
                   ----------------------------------------------------------------
      1,900    (a) Argyle Television, Inc., Class A                                         47,738
                   ----------------------------------------------------------------
        900        Ascent Entertainment Group, Inc.                                          8,775
                   ----------------------------------------------------------------
      2,294    (a) Avatex Corp.                                                              2,007
                   ----------------------------------------------------------------
      7,500    (a) Aztar Corp.                                                              48,750
                   ----------------------------------------------------------------
        900    (a) BARRA, Inc.                                                              23,400
                   ----------------------------------------------------------------
      1,100    (a) BET Holdings, Inc., Class A                                              31,763
                   ----------------------------------------------------------------
      1,600    (a) BT Office Products International, Inc.                                   12,200
                   ----------------------------------------------------------------
        200    (a) Bally's Grand, Inc.                                                       7,675
                   ----------------------------------------------------------------
      5,150        Banta Corp.                                                             130,038
                   ----------------------------------------------------------------
      2,300        Bell & Howell Group, Inc.                                                54,338
                   ----------------------------------------------------------------
        500        Berlitz International, Inc.                                              12,063
                   ----------------------------------------------------------------
      2,600        Big Flower Press Holdings, Inc.                                          49,400
                   ----------------------------------------------------------------
      2,500    (a) Billing Information Concepts                                             59,688
                   ----------------------------------------------------------------
      7,000        Bob Evans Farms, Inc.                                                    92,750
                   ----------------------------------------------------------------
      1,900    (a) Borg Warner Security Corp.                                               26,363
                   ----------------------------------------------------------------
      2,900        Bowne & Co., Inc.                                                        76,850
                   ----------------------------------------------------------------
      4,200        Boyd Gaming Corporation                                                  24,150
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      2,800        Bristol Hotel Company                                              $    105,700
                   ----------------------------------------------------------------
      7,425    (a) Buffets, Inc.                                                            56,616
                   ----------------------------------------------------------------
      1,000        Butler Manufacturing Co.                                                 33,250
                   ----------------------------------------------------------------
      1,600    (a) CDI Corp.                                                                60,600
                   ----------------------------------------------------------------
      4,900        CKE Restaurants, Inc.                                                    96,163
                   ----------------------------------------------------------------
        500    (a) CKS Group, Inc.                                                          10,563
                   ----------------------------------------------------------------
      1,100        CMG Information Services, Inc.                                           14,025
                   ----------------------------------------------------------------
      1,200    (a) CSS Industries, Inc.                                                     38,850
                   ----------------------------------------------------------------
      1,600    (a) Carmike Cinemas, Inc., Class A                                           49,600
                   ----------------------------------------------------------------
      3,850    (a) Casino American, Inc.                                                     8,422
                   ----------------------------------------------------------------
      1,700    (a) Casino Data Systems                                                       7,438
                   ----------------------------------------------------------------
      4,200    (a) Casino Magic Corp.                                                        5,119
                   ----------------------------------------------------------------
      1,800        Castle (A.M.) & Co.                                                      31,050
                   ----------------------------------------------------------------
      3,200    (a) Catalina Marketing Corp.                                                100,800
                   ----------------------------------------------------------------
        800        Central Parking Corp.                                                    22,000
                   ----------------------------------------------------------------
      3,400        Checkfree Corp.                                                          47,175
                   ----------------------------------------------------------------
      1,400    (a) Cheesecake Factory, Inc.                                                 25,550
                   ----------------------------------------------------------------
      2,073    (a) Consolidated Products, Inc.                                              29,799
                   ----------------------------------------------------------------
      1,300    (a) Copart, Inc.                                                             16,900
                   ----------------------------------------------------------------
      2,150    (a) Corestaff, Inc.                                                          37,356
                   ----------------------------------------------------------------
        700    (a) Daisytek International Corp.                                             19,075
                   ----------------------------------------------------------------
      1,800    (a) Daka International, Inc.                                                 14,625
                   ----------------------------------------------------------------
      2,400        Dames & Moore, Inc.                                                      30,600
                   ----------------------------------------------------------------
      4,400    (a) Data Broadcasting Corp.                                                  24,750
                   ----------------------------------------------------------------
        500        Data Processing Resources Corp.                                           9,188
                   ----------------------------------------------------------------
      1,500        Data Transmission Network Corp.                                          34,688
                   ----------------------------------------------------------------
        900    (a) Day Runner, Inc.                                                         24,750
                   ----------------------------------------------------------------
      4,400    (a) DeVRY, Inc.                                                              96,800
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      1,400    (a) Dendrite International, Inc.                                       $     11,725
                   ----------------------------------------------------------------
      1,100    (a) Desktop Data, Inc.                                                        7,975
                   ----------------------------------------------------------------
      2,200    (a) Destec Energy, Inc.                                                      45,925
                   ----------------------------------------------------------------
      1,100    (a) Devon Group, Inc.                                                        31,075
                   ----------------------------------------------------------------
      6,673    (a) Doubletree Corp.                                                        280,058
                   ----------------------------------------------------------------
        800        Eagle River Interactive, Inc.                                             8,700
                   ----------------------------------------------------------------
      1,300    (a) Emmis Broadcasting Corp., Class A                                        45,500
                   ----------------------------------------------------------------
      3,200        Employee Solutions, Inc.                                                 16,050
                   ----------------------------------------------------------------
      2,700        Ennis Business Forms, Inc.                                               27,000
                   ----------------------------------------------------------------
      1,400    (a) Equity Corporation International                                         30,100
                   ----------------------------------------------------------------
      3,550    (a) Evergreen Media Corp., Class A                                          114,931
                   ----------------------------------------------------------------
      7,402    (a) Extended Stay America, Inc.                                             111,955
                   ----------------------------------------------------------------
      1,300        Fair Isaac & Co., Inc.                                                   41,113
                   ----------------------------------------------------------------
      3,400        Fisher Scientific International, Inc.                                   144,075
                   ----------------------------------------------------------------
      6,200        Fleming Cos., Inc.                                                      100,750
                   ----------------------------------------------------------------
      6,500    (a) Foodmaker, Inc.                                                          70,688
                   ----------------------------------------------------------------
      1,300    (a) Franklin Electronic Publishers, Inc.                                     13,000
                   ----------------------------------------------------------------
      2,600    (a) Franklin Quest Co.                                                       54,925
                   ----------------------------------------------------------------
      3,050        G & K Services, Inc., Class A                                            88,450
                   ----------------------------------------------------------------
        900    (a) GC Cos., Inc.                                                            36,113
                   ----------------------------------------------------------------
      1,500        GRC International                                                         6,750
                   ----------------------------------------------------------------
      3,200    (a) Golden Books Family Entertainment, Inc.                                  26,400
                   ----------------------------------------------------------------
      1,850        Granite Construction, Inc.                                               36,769
                   ----------------------------------------------------------------
        100        Grey Advertising, Inc.                                                   26,300
                   ----------------------------------------------------------------
      7,600    (a) Greyhound Lines, Inc.                                                    27,075
                   ----------------------------------------------------------------
      1,400        HA-LO Industries, Inc.                                                   23,450
                   ----------------------------------------------------------------
      8,010    (a) HSN, Inc.                                                               188,235
                   ----------------------------------------------------------------
      5,500        Handleman Co.                                                            34,375
                   ----------------------------------------------------------------



FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      5,100        Harland (John H.) Co.                                              $    105,188
                   ----------------------------------------------------------------
      2,737        Harte-Hanks                                                              74,583
                   ----------------------------------------------------------------
      1,000        Harveys Casino Resorts                                                   15,125
                   ----------------------------------------------------------------
      1,200    (a) Heftel Broadcasting Corp. , Class A                                      60,000
                   ----------------------------------------------------------------
      5,500    (a) Heritage Media Corp., Class A                                           100,375
                   ----------------------------------------------------------------
      4,100        Hollinger International Publishing, Inc.                                 41,000
                   ----------------------------------------------------------------
      2,500    (a) Hollywood Park, Inc.                                                     31,250
                   ----------------------------------------------------------------
      4,700    (a) Host Marriott Services Corp.                                             41,713
                   ----------------------------------------------------------------
      2,300        Houghton Mifflin Co.                                                    129,088
                   ----------------------------------------------------------------
      1,100        Hughes Supply, Inc.                                                      36,438
                   ----------------------------------------------------------------
      1,400    (a) IHOP Corp.                                                               36,750
                   ----------------------------------------------------------------
        775    (a) ITT Educational Services, Inc.                                           17,631
                   ----------------------------------------------------------------
      3,100    (a) Identix, Inc.                                                            23,444
                   ----------------------------------------------------------------
      1,300    (a) Inference Corp.                                                           6,663
                   ----------------------------------------------------------------
      1,300    (a) Infinium Software, Inc.                                                   8,044
                   ----------------------------------------------------------------
      3,400    (a) Insituform Technologies, Inc., Class A                                   18,700
                   ----------------------------------------------------------------
        400    (a) Intelliquest Information Group, Inc.                                      6,500
                   ----------------------------------------------------------------
      2,600    (a) Interim Services, Inc.                                                  100,750
                   ----------------------------------------------------------------
      2,500    (a) International Dairy Queen, Inc., Class A                                 53,125
                   ----------------------------------------------------------------
      2,300    (a) JP Foodservice, Inc.                                                     64,113
                   ----------------------------------------------------------------
      3,500    (a) Jacobs Engineering Group, Inc.                                           89,250
                   ----------------------------------------------------------------
      1,100    (a) Jacor Communications, Inc., Class A                                      30,938
                   ----------------------------------------------------------------
      1,700    (a) KFX, Inc.                                                                 6,588
                   ----------------------------------------------------------------
      2,300    (a) Katz Media Group                                                         14,231
                   ----------------------------------------------------------------
      1,400        Landauer, Inc.                                                           30,625
                   ----------------------------------------------------------------
      2,700    (a) Landrys Seafood Restaurants, Inc.                                        37,927
                   ----------------------------------------------------------------
      1,100        Lawson Products, Inc.                                                    24,888
                   ----------------------------------------------------------------
      1,100    (a) Learning Tree International, Inc.                                        34,650
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      2,100    (a) Lin Television Corp.                                               $     86,888
                   ----------------------------------------------------------------
      3,900        Luby's Cafeterias, Inc.                                                  71,175
                   ----------------------------------------------------------------
      1,200    (a) Mail Boxes, ETC.                                                         22,200
                   ----------------------------------------------------------------
        400    (a) Manhattan Bagel Co., Inc.                                                 2,150
                   ----------------------------------------------------------------
      1,950        Marcus Corp.                                                             43,388
                   ----------------------------------------------------------------
      1,650    (a) Mastec, Inc.                                                             47,850
                   ----------------------------------------------------------------
      1,100    (a) May & Speh, Inc.                                                          8,113
                   ----------------------------------------------------------------
      6,225        McClatchy Newspapers, Inc. , Class A                                    156,403
                   ----------------------------------------------------------------
      1,900        Media General, Inc., Class A                                             56,050
                   ----------------------------------------------------------------
        900        Merrill Corp.                                                            20,925
                   ----------------------------------------------------------------
      6,042    (a) Metromedia International Group, Inc.                                     56,266
                   ----------------------------------------------------------------
      2,400    (a) Molten Metal Technology                                                  13,500
                   ----------------------------------------------------------------
      1,600    (a) Morrison Health Care, Inc.                                               23,800
                   ----------------------------------------------------------------
      2,600    (a) Morrison Knudsen Corp.                                                   32,500
                   ----------------------------------------------------------------
      1,500    (a) NFO Research, Inc.                                                       27,375
                   ----------------------------------------------------------------
      2,800    (a) NPC International, Inc.                                                  30,800
                   ----------------------------------------------------------------
      1,800        Nash Finch Co.                                                           31,725
                   ----------------------------------------------------------------
      6,000    (a) National Education Corp.                                                121,500
                   ----------------------------------------------------------------
      1,815    (a) Newpark Resources, Inc.                                                  81,448
                   ----------------------------------------------------------------
      3,300    (a) Noel Group, Inc.                                                         10,725
                   ----------------------------------------------------------------
      2,300        Norrell Corp.                                                            60,663
                   ----------------------------------------------------------------
      3,200    (a) OHM Corp.                                                                23,600
                   ----------------------------------------------------------------
      8,100        Ogden Corp.                                                             170,100
                   ----------------------------------------------------------------
        900    (a) On Assignment, Inc.                                                      27,900
                   ----------------------------------------------------------------
        900    (a) PEC Israel Economic Corp.                                                17,100
                   ----------------------------------------------------------------
      4,800    (a) PMT Services, Inc.                                                       57,000
                   ----------------------------------------------------------------
      2,150    (a) Papa Johns International, Inc.                                           55,363
                   ----------------------------------------------------------------
      7,300        Patriot American Hospitality, Inc.                                      156,950
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
        200    (a) Paxson Communications Corp.                                        $      2,000
                   ----------------------------------------------------------------
        900    (a) Penn National Gaming, Inc.                                               12,375
                   ----------------------------------------------------------------
      1,450    (a) Performance Food Group Co.                                               27,550
                   ----------------------------------------------------------------
      2,000    (a) Personnel Group of America, Inc.                                         48,000
                   ----------------------------------------------------------------
      3,700        Petroleum Heat & Power, Inc., Class A                                    10,175
                   ----------------------------------------------------------------
      7,300        Phoenix Duff & Phelps Corp.                                              53,838
                   ----------------------------------------------------------------
        800    (a) Pinkertons, Inc.                                                         21,200
                   ----------------------------------------------------------------
      3,300    (a) Playboy Enterprises, Inc., Class B                                       45,788
                   ----------------------------------------------------------------
      4,800    (a) Players International, Inc.                                              17,400
                   ----------------------------------------------------------------
      3,700    (a) Prepaid Legal Services, Inc.                                             52,725
                   ----------------------------------------------------------------
      1,300    (a) Primadonna Resorts, Inc.                                                 24,375
                   ----------------------------------------------------------------
      4,300    (a) Primark Corp.                                                            78,475
                   ----------------------------------------------------------------
      5,100    (a) Prime Hospitality Corp.                                                  84,788
                   ----------------------------------------------------------------
        800    (a) Profit Recovery Group International, Inc.                                11,400
                   ----------------------------------------------------------------
      4,000    (a) PsiNet, Inc.                                                             23,000
                   ----------------------------------------------------------------
        933        Pulitzer Publishing Co.                                                  41,883
                   ----------------------------------------------------------------
      1,500    (a) Quality Dining, Inc.                                                     11,250
                   ----------------------------------------------------------------
        700    (a) Quintel Entertainment, Inc.                                               6,913
                   ----------------------------------------------------------------
      1,500    (a) Rainforest Cafe Inc.                                                     35,813
                   ----------------------------------------------------------------
      1,300    (a) Rare Hospitality International, Inc.                                     15,113
                   ----------------------------------------------------------------
      1,600    (a) Red Roof Inns, Inc.                                                      24,600
                   ----------------------------------------------------------------
      4,437    (a) Regal Cinemas, Inc.                                                     120,908
                   ----------------------------------------------------------------
        400    (a) Renaissance Solutions, Inc.                                               8,700
                   ----------------------------------------------------------------
      2,100    (a) Rexel, Inc.                                                              37,013
                   ----------------------------------------------------------------
      2,700    (a) Rio Hotel & Casino, Inc.                                                 37,463
                   ----------------------------------------------------------------
      9,900    (a) Rollins Environmental Services, Inc.                                     28,463
                   ----------------------------------------------------------------
      3,400        Rollins, Inc.                                                            65,450
                   ----------------------------------------------------------------
      1,000    (a) Romac International, Inc.                                                19,500
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      2,350        Ruby Tuesday, Inc.                                                 $     46,413
                   ----------------------------------------------------------------
      1,700    (a) Rural / Metro Corp.                                                      48,875
                   ----------------------------------------------------------------
      8,400    (a) Ryan's Family Steak Houses, Inc.                                         74,550
                   ----------------------------------------------------------------
      4,400        Rykoff Sexton, Inc.                                                      79,750
                   ----------------------------------------------------------------
      2,200        SEI Corp.                                                                46,200
                   ----------------------------------------------------------------
        900    (a) SFX Broadcasting, Inc.                                                   28,350
                   ----------------------------------------------------------------
      1,200    (a) SPS Transaction Services, Inc.                                           21,600
                   ----------------------------------------------------------------
      9,600        Safety-Kleen Corp.                                                      142,800
                   ----------------------------------------------------------------
      1,500    (a) Saga Communications, Inc., Class A                                       26,438
                   ----------------------------------------------------------------
      2,050        Sbarro, Inc.                                                             57,913
                   ----------------------------------------------------------------
      2,000    (a) Scholastic Corp.                                                         50,000
                   ----------------------------------------------------------------
      2,100    (a) Scientific Games Holdings Corp.                                          46,200
                   ----------------------------------------------------------------
      1,950    (a) Seattle Filmworks, Inc.                                                  19,013
                   ----------------------------------------------------------------
      6,600    (a) Shoney's, Inc.                                                           30,525
                   ----------------------------------------------------------------
      2,550    (a) ShowBiz Pizza Time, Inc.                                                 49,088
                   ----------------------------------------------------------------
      2,700        Showboat, Inc.                                                           55,013
                   ----------------------------------------------------------------
      1,800    (a) Shuffle Master, Inc.                                                     14,175
                   ----------------------------------------------------------------
      3,800        Shurgard Storage Centers, Inc., Class A                                  99,750
                   ----------------------------------------------------------------
      3,500    (a) Sitel Corp.                                                              34,563
                   ----------------------------------------------------------------
      1,500    (a) Sodak Gaming, Inc.                                                       17,625
                   ----------------------------------------------------------------
      2,250    (a) Sonic Corp.                                                              29,813
                   ----------------------------------------------------------------
      7,300        Sothebys Holdings, Inc., Class A                                        115,888
                   ----------------------------------------------------------------
      2,200        Spelling Entertainment Group, Inc.                                       12,100
                   ----------------------------------------------------------------
      2,100        Standard Register                                                        69,038
                   ----------------------------------------------------------------
      3,000    (a) Station Casinos, Inc.                                                    26,625
                   ----------------------------------------------------------------
        400    (a) Steck-Vaughn Publishing Corp.                                             5,150
                   ----------------------------------------------------------------
      1,200        Stone & Webster, Inc.                                                    45,900
                   ----------------------------------------------------------------
      4,000        Storage USA, Inc.                                                       150,500
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      1,900    (a) Strategic Distribution, Inc.                                       $      7,570
                   ----------------------------------------------------------------
      1,700    (a) Stratosphere Corp.                                                          476
                   ----------------------------------------------------------------
      3,700    (a) SunRiver Corp.                                                            4,047
                   ----------------------------------------------------------------
        600    (a) Superior Services, Inc.                                                  13,200
                   ----------------------------------------------------------------
      3,000    (a) Sylvan Learning Systems, Inc.                                            90,375
                   ----------------------------------------------------------------
      2,106    (a) Tetra Tech, Inc.                                                         30,011
                   ----------------------------------------------------------------
      2,100    (a) Tetra Technologies, Inc.                                                 48,825
                   ----------------------------------------------------------------
        800    (a) Thermo Ecotek Corp.                                                      11,200
                   ----------------------------------------------------------------
        250        Thermo Remediation, Inc.                                                  1,906
                   ----------------------------------------------------------------
        600    (a) Thermo Terratech, Inc.                                                    5,550
                   ----------------------------------------------------------------
      2,175        Thomas Nelson, Inc.                                                      19,847
                   ----------------------------------------------------------------
      7,300    (a) Transitional Hospitals Corp.                                             73,000
                   ----------------------------------------------------------------
        700        Trigen Energy Corp.                                                      17,063
                   ----------------------------------------------------------------
      3,100        True North Communications, Inc.                                          59,288
                   ----------------------------------------------------------------
      4,000    (a) Trump Hotels & Casino Resorts, Inc.                                      34,500
                   ----------------------------------------------------------------
      3,400        Unifirst Corp.                                                           64,600
                   ----------------------------------------------------------------
      2,400    (a) United Stationers, Inc.                                                  49,800
                   ----------------------------------------------------------------
        700        United Television, Inc.                                                  62,388
                   ----------------------------------------------------------------
      6,500    (a) United Waste Systems, Inc.                                              219,375
                   ----------------------------------------------------------------
      3,000    (a) VWR Scientific Products Corp.                                            45,000
                   ----------------------------------------------------------------
      3,500    (a) Valassis Communication, Inc.                                             85,750
                   ----------------------------------------------------------------
        300        Value Line, Inc.                                                          9,975
                   ----------------------------------------------------------------
      2,600    (a) Vanstar Corp.                                                            19,175
                   ----------------------------------------------------------------
      2,500    (a) Veritas DGC, Inc.                                                        48,125
                   ----------------------------------------------------------------
        900    (a) Volt Information Science, Inc.                                           46,800
                   ----------------------------------------------------------------
        750    (a) WHG Resorts & Casinos, Inc.                                               7,031
                   ----------------------------------------------------------------
      3,000    (a) WMS Industries, Inc.                                                     53,625
                   ----------------------------------------------------------------
      1,900    (a) Wackenhut Corp., Class A                                                 30,638
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   SERVICES--CONTINUED
                   ----------------------------------------------------------------
      1,000        Wackenhut Corrections Corp.                                        $     15,750
                   ----------------------------------------------------------------
        500        Waverly, Inc.                                                            10,250
                   ----------------------------------------------------------------
      5,000    (a) Westwood One, Inc.                                                      119,375
                   ----------------------------------------------------------------
      2,200        Wiley (John) & Sons, Inc., Class A                                       66,275
                   ----------------------------------------------------------------
      1,500    (a) Wilmar Industries, Inc.                                                  24,750
                   ----------------------------------------------------------------
      5,700    (a) World Color Press                                                       136,800
                   ----------------------------------------------------------------
      1,400    (a) Young Broadcasting, Inc., Class A                                        37,100
                   ----------------------------------------------------------------
      1,100    (a) Youth Services International, Inc.                                       10,863
                   ----------------------------------------------------------------   ------------
                   Total                                                                11,126,623
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY--13.0%
                   ----------------------------------------------------------------
      1,200    (a) 3D Systems Corp.                                                          7,800
                   ----------------------------------------------------------------
      2,600        AAR Corp.                                                                77,350
                   ----------------------------------------------------------------
      1,500    (a) ACT Networks, Inc.                                                       20,250
                   ----------------------------------------------------------------
      5,722    (a) AST Research, Inc.                                                       29,504
                   ----------------------------------------------------------------
      3,100    (a) Actel Corp.                                                              55,413
                   ----------------------------------------------------------------
      7,200    (a) Acxiom Corp.                                                             94,500
                   ----------------------------------------------------------------
      1,000        Advanced Energy Industries, Inc.                                          8,875
                   ----------------------------------------------------------------
        500    (a) Advent Software, Inc.                                                    12,438
                   ----------------------------------------------------------------
      4,200    (a) Affiliated Computer Services, Inc., Class A                             109,200
                   ----------------------------------------------------------------
      3,700    (a) Alliance Semiconductor Corp.                                             25,669
                   ----------------------------------------------------------------
      1,600        Alliant Techsystems, Inc.                                                67,000
                   ----------------------------------------------------------------
      2,200    (a) Alternative Resources Corp.                                              31,900
                   ----------------------------------------------------------------
      2,150    (a) Altron, Inc.                                                             35,744
                   ----------------------------------------------------------------
        325    (a) American Satellite Network, Warrants                                          0
                   ----------------------------------------------------------------
      4,800    (a) Ampex, Inc., Class A                                                     27,000
                   ----------------------------------------------------------------
      1,150        Anadigics, Inc.                                                          32,488
                   ----------------------------------------------------------------
      1,300        Analogic Corp.                                                           38,025
                   ----------------------------------------------------------------
      2,400        Analysts International Corp.                                             68,400
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      1,000    (a) Ancor Communications, Inc.                                         $      4,125
                   ----------------------------------------------------------------
      4,150    (a) Antec Corp.                                                              36,313
                   ----------------------------------------------------------------
      2,000    (a) Applied Digital Access, Inc.                                              7,750
                   ----------------------------------------------------------------
      1,500    (a) Applied Innovation, Inc.                                                  7,500
                   ----------------------------------------------------------------
      4,000    (a) Applied Magnetics Corp.                                                 100,500
                   ----------------------------------------------------------------
      1,400    (a) Applix, Inc.                                                              4,900
                   ----------------------------------------------------------------
      1,900    (a) Arbor Software Corp.                                                     47,263
                   ----------------------------------------------------------------
      3,400    (a) Aspen Technologies, Inc.                                                103,275
                   ----------------------------------------------------------------
        600    (a) Astea International, Inc.                                                 1,163
                   ----------------------------------------------------------------
      4,200    (a) Auspex Systems, Inc.                                                     33,600
                   ----------------------------------------------------------------
      2,919    (a) Avant Corp.                                                              41,406
                   ----------------------------------------------------------------
      2,600        Aviall, Inc.                                                             30,875
                   ----------------------------------------------------------------
      3,500    (a) Avid Technology, Inc.                                                    67,813
                   ----------------------------------------------------------------
      3,400    (a) BBN Corp.                                                                79,050
                   ----------------------------------------------------------------
      5,000    (a) BDM International, Inc.                                                 116,250
                   ----------------------------------------------------------------
      3,000        BE Aerospace, Inc.                                                       73,875
                   ----------------------------------------------------------------
        900    (a) BRC Holdings, Inc.                                                       26,775
                   ----------------------------------------------------------------
        500        Bacou U.S.A., Inc.                                                        7,375
                   ----------------------------------------------------------------
      3,479    (a) BancTec, Inc.                                                            79,582
                   ----------------------------------------------------------------
      1,000    (a) Berg Electronics Corp.                                                   30,000
                   ----------------------------------------------------------------
      4,100    (a) Bisys Group, Inc.                                                       131,200
                   ----------------------------------------------------------------
      2,800    (a) Black Box Corp.                                                          66,150
                   ----------------------------------------------------------------
        800    (a) Boca Research, Inc.                                                       4,100
                   ----------------------------------------------------------------
      2,787    (a) Boole & Babbage, Inc.                                                    59,224
                   ----------------------------------------------------------------
      5,100    (a) Borland International, Inc.                                              34,744
                   ----------------------------------------------------------------
      4,000    (a) Boston Technology, Inc.                                                  80,000
                   ----------------------------------------------------------------
      2,787    (a) Brightpoint, Inc.                                                        60,966
                   ----------------------------------------------------------------
      1,500    (a) Brite Voice Systems, Inc.                                                11,813
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      2,000    (a) Broadband Technologies, Inc.                                       $     18,750
                   ----------------------------------------------------------------
      1,400        Brooktrout Technology, Inc.                                              15,925
                   ----------------------------------------------------------------
      4,125    (a) Burr Brown Corp.                                                        121,688
                   ----------------------------------------------------------------
      1,600    (a) C-COR Electronics, Inc.                                                  15,400
                   ----------------------------------------------------------------
      1,600    (a) C.P. Clare Corp.                                                         14,400
                   ----------------------------------------------------------------
        500        CSG Systems International, Inc.                                           8,875
                   ----------------------------------------------------------------
        700        CTS Corp.                                                                43,750
                   ----------------------------------------------------------------
      2,200    (a) Caere Corp.                                                              14,300
                   ----------------------------------------------------------------
      2,000        California Amplifier, Inc.                                                7,000
                   ----------------------------------------------------------------
      2,600    (a) California Microwave                                                     33,800
                   ----------------------------------------------------------------
      1,500    (a) Cellstar Corp.                                                           36,000
                   ----------------------------------------------------------------
      3,490    (a) Cellular Technical Services, Inc.                                        50,605
                   ----------------------------------------------------------------
      3,700    (a) Chips & Technologies, Inc.                                               30,294
                   ----------------------------------------------------------------
      1,400    (a) Ciber, Inc.                                                              50,050
                   ----------------------------------------------------------------
      2,000    (a) Cidco, Inc.                                                              25,500
                   ----------------------------------------------------------------
      3,900    (a) Citrix Systems Inc.                                                      58,256
                   ----------------------------------------------------------------
      1,700        Clarify, Inc.                                                            14,556
                   ----------------------------------------------------------------
      5,400    (a) Cognex Corp.                                                            132,975
                   ----------------------------------------------------------------
      1,500    (a) Coherent Communications Systems Corp.                                    24,563
                   ----------------------------------------------------------------
      1,800    (a) Coherent, Inc.                                                           74,700
                   ----------------------------------------------------------------
      1,500        Cohu, Inc.                                                               36,938
                   ----------------------------------------------------------------
      3,900    (a) Compucom System, Inc.                                                    22,913
                   ----------------------------------------------------------------
      2,400    (a) Computer Horizons Corp.                                                 104,400
                   ----------------------------------------------------------------
        500        Computer Language Research, Inc.                                          5,063
                   ----------------------------------------------------------------
        700        Computer Management Sciences                                              9,188
                   ----------------------------------------------------------------
      3,900    (a) Computer Network Technology                                              19,744
                   ----------------------------------------------------------------
      4,000    (a) Computer Products, Inc.                                                  68,500
                   ----------------------------------------------------------------
      1,200        Computer Task Group, Inc.                                                51,750
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
     10,600    (a) Computervision Corp.                                               $     37,100
                   ----------------------------------------------------------------
      1,600        Comshare, Inc.                                                           18,600
                   ----------------------------------------------------------------
      3,500    (a) Comverse Technology, Inc.                                               137,375
                   ----------------------------------------------------------------
      2,200    (a) Control Data Systems, Inc.                                               29,150
                   ----------------------------------------------------------------
      1,200        Cooper & Chyan Technology, Inc.                                          29,100
                   ----------------------------------------------------------------
      7,600    (a) CopyTele, Inc.                                                           34,200
                   ----------------------------------------------------------------
      3,550    (a) Credence Systems Corp.                                                   56,356
                   ----------------------------------------------------------------
      1,900    (a) Cree Research, Inc.                                                      22,800
                   ----------------------------------------------------------------
        900        Cubic Corp.                                                              18,900
                   ----------------------------------------------------------------
        400        Curtiss Wright Corp.                                                     23,200
                   ----------------------------------------------------------------
      1,000    (a) Cybercash, Inc.                                                          14,000
                   ----------------------------------------------------------------
      2,800    (a) Cyrix Corp.                                                              58,100
                   ----------------------------------------------------------------
      1,250    (a) D H Technology, Inc.                                                     17,188
                   ----------------------------------------------------------------
      2,000    (a) DII Group, Inc.                                                          59,500
                   ----------------------------------------------------------------
      7,300    (a) DSP Communications, Inc.                                                 57,944
                   ----------------------------------------------------------------
      4,600        Dallas Semiconductor Corp.                                              167,900
                   ----------------------------------------------------------------
      2,400        Daniel Industries, Inc.                                                  30,600
                   ----------------------------------------------------------------
      6,300    (a) Data General Corp.                                                      118,125
                   ----------------------------------------------------------------
        600    (a) Datastream Systems, Inc.                                                  7,650
                   ----------------------------------------------------------------
        900        Davox Corp.                                                              29,700
                   ----------------------------------------------------------------
      1,200        DecisionOne Corp.                                                        17,700
                   ----------------------------------------------------------------
      1,300    (a) Dialogic Corp.                                                           25,675
                   ----------------------------------------------------------------
      5,000        Diamond Multimedia Systems, Inc.                                         34,375
                   ----------------------------------------------------------------
      2,000    (a) Digi International, Inc.                                                 13,250
                   ----------------------------------------------------------------
      2,500    (a) Digtial Microwave Corp.                                                  64,375
                   ----------------------------------------------------------------
      2,100    (a) Dionex Corp.                                                            102,638
                   ----------------------------------------------------------------
      1,600    (a) Documentum, Inc.                                                         29,600
                   ----------------------------------------------------------------
      2,900    (a) Dynatech Corp.                                                          100,775
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      1,500    (a) EIS International, Inc.                                            $      7,313
                   ----------------------------------------------------------------
      3,000    (a) ESS Technology, Inc.                                                     41,250
                   ----------------------------------------------------------------
      1,400    (a) Electro Scientific Industries, Inc.                                      39,025
                   ----------------------------------------------------------------
      3,000    (a) Electroglas, Inc.                                                        47,625
                   ----------------------------------------------------------------
        900    (a) Eltron International, Inc.                                               18,000
                   ----------------------------------------------------------------
      1,500    (a) Encad, Inc.                                                              55,125
                   ----------------------------------------------------------------
      1,900    (a) Envoy Corp.                                                              39,663
                   ----------------------------------------------------------------
      1,400    (a) Esterline Technologies Corp.                                             39,550
                   ----------------------------------------------------------------
      2,500    (a) Etec Systems, Inc.                                                       72,813
                   ----------------------------------------------------------------
      1,500    (a) Evans & Sutherland Computer Co.                                          34,875
                   ----------------------------------------------------------------
      3,600    (a) Exabyte Corp.                                                            48,600
                   ----------------------------------------------------------------
      1,400    (a) Excalibur Technologies Corp.                                              8,925
                   ----------------------------------------------------------------
        600        Excite, Inc.                                                              5,475
                   ----------------------------------------------------------------
      7,600    (a) Executone Information Systems, Inc.                                      16,150
                   ----------------------------------------------------------------
      3,800    (a) FSI International, Inc.                                                  45,600
                   ----------------------------------------------------------------
      5,200    (a) FTP Software, Inc.                                                       23,400
                   ----------------------------------------------------------------
      1,600        FastComm Communications Corp.                                             8,000
                   ----------------------------------------------------------------
      2,500    (a) Filenet Corp.                                                            27,813
                   ----------------------------------------------------------------
      1,300    (a) Fusion Systems Corp.                                                     34,288
                   ----------------------------------------------------------------
      1,100        Galileo Electro-Optics Corp.                                              5,638
                   ----------------------------------------------------------------
      1,350    (a) Gasonics International Corp.                                             11,475
                   ----------------------------------------------------------------
      4,400        GenCorp, Inc.                                                            82,500
                   ----------------------------------------------------------------
      4,400    (a) GenRad, Inc.                                                             72,600
                   ----------------------------------------------------------------
      3,400    (a) General DataComm Industries, Inc.                                        22,950
                   ----------------------------------------------------------------
      2,200    (a) General Magic, Inc.                                                       2,338
                   ----------------------------------------------------------------
      1,300        General Scanning, Inc.                                                   14,950
                   ----------------------------------------------------------------
      2,700    (a) Genus, Inc.                                                              10,125
                   ----------------------------------------------------------------
      9,400        Geotek Industries, Inc.                                                  35,250
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      1,800        Geoworks                                                           $     13,050
                   ----------------------------------------------------------------
      2,800        Gerber Scientific, Inc.                                                  46,200
                   ----------------------------------------------------------------
      1,200        Greenwich Air Services, Inc., Class A                                    33,000
                   ----------------------------------------------------------------
      1,400    (a) HADCO Corp.                                                              59,850
                   ----------------------------------------------------------------
      1,600        HMT Technology Corp.                                                     17,600
                   ----------------------------------------------------------------
      3,100        HNC Software                                                             82,150
                   ----------------------------------------------------------------
        625        Hach Co.                                                                  9,063
                   ----------------------------------------------------------------
      2,350    (a) Harbinger Corp.                                                          47,000
                   ----------------------------------------------------------------
      1,700    (a) Harmonic Lightwaves, Inc.                                                28,050
                   ----------------------------------------------------------------
      1,200        Helix Technology Corp.                                                   36,450
                   ----------------------------------------------------------------
      1,800        Henry Jack & Associates, Inc.                                            34,200
                   ----------------------------------------------------------------
      2,700    (a) Hutchinson Technology, Inc.                                              73,238
                   ----------------------------------------------------------------
      2,800    (a) Hyperion Software Corp.                                                  45,500
                   ----------------------------------------------------------------
        800    (a) IDT Corp.                                                                 4,400
                   ----------------------------------------------------------------
      1,400    (a) IKOS Systems, Inc.                                                       23,100
                   ----------------------------------------------------------------
      4,700    (a) IMP, Inc.                                                                 7,931
                   ----------------------------------------------------------------
        600    (a) IPC Information Systems, Inc.                                             7,500
                   ----------------------------------------------------------------
      1,400    (a) In Focus Systems, Inc.                                                   25,025
                   ----------------------------------------------------------------
      1,500    (a) Inacom Corp.                                                             33,188
                   ----------------------------------------------------------------
        500    (a) Individual, Inc.                                                          2,938
                   ----------------------------------------------------------------
        600    (a) Indus Group, Inc.                                                         9,075
                   ----------------------------------------------------------------
      4,500    (a) Information Resources, Inc.                                              59,625
                   ----------------------------------------------------------------
      1,300    (a) Inso Corp.                                                               27,300
                   ----------------------------------------------------------------
     12,800    (a) Integrated Device Technology, Inc.                                      150,400
                   ----------------------------------------------------------------
        400    (a) Integrated Measurement Systems, Inc                                       5,300
                   ----------------------------------------------------------------
      1,500    (a) Integrated Packaging Assembly Corp.                                       6,375
                   ----------------------------------------------------------------
      2,300    (a) Integrated Process Equipment Corp.                                       31,338
                   ----------------------------------------------------------------
      2,500    (a) Integrated Silicon Solution, Inc.                                        18,125
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      2,500    (a) Integrated Systems, Inc.                                           $     24,063
                   ----------------------------------------------------------------
      2,600    (a) Intelidata Technologies Corp.                                            12,025
                   ----------------------------------------------------------------
      5,100        Intelligent Electronics, Inc.                                            15,300
                   ----------------------------------------------------------------
      1,400    (a) Inter-Tel, Inc.                                                          17,500
                   ----------------------------------------------------------------
      7,600    (a) Interdigital Communications Corp.                                        35,625
                   ----------------------------------------------------------------
      6,600    (a) Intergraph Corp.                                                         42,075
                   ----------------------------------------------------------------
      3,200    (a) Intersolv, Inc.                                                          24,400
                   ----------------------------------------------------------------
      2,700    (a) Intervoice, Inc.                                                         25,650
                   ----------------------------------------------------------------
        500    (a) Intevac, Inc.                                                             6,500
                   ----------------------------------------------------------------
        700    (a) Iron Mountain, Inc.                                                      16,450
                   ----------------------------------------------------------------
      1,600    (a) Itron, Inc.                                                              33,600
                   ----------------------------------------------------------------
        400    (a) JDA Software Group, Inc.                                                 10,100
                   ----------------------------------------------------------------
      1,000    (a) Jabil Circuit, Inc.                                                      48,375
                   ----------------------------------------------------------------
      1,000        John Fluke Manufacturing, Co.                                            45,125
                   ----------------------------------------------------------------
      5,500    (a) Keane, Inc.                                                             255,063
                   ----------------------------------------------------------------
      6,400    (a) Kemet Corp.                                                             124,800
                   ----------------------------------------------------------------
      4,100    (a) Kent Electronics Corp.                                                  102,500
                   ----------------------------------------------------------------
      1,400    (a) Kronos, Inc.                                                             30,100
                   ----------------------------------------------------------------
      3,200    (a) Kulicke & Soffa Industries                                               89,400
                   ----------------------------------------------------------------
      5,900    (a) LTX Corp.                                                                29,131
                   ----------------------------------------------------------------
      3,650    (a) Lattice Semiconductor Corp.                                             203,944
                   ----------------------------------------------------------------
      3,100    (a) Legato Systems, Inc.                                                     41,269
                   ----------------------------------------------------------------
      2,300    (a) Level One Communications, Inc.                                           73,600
                   ----------------------------------------------------------------
      1,100    (a) Logic Works, Inc.                                                         5,775
                   ----------------------------------------------------------------
      2,100        Logicon, Inc.                                                            83,475
                   ----------------------------------------------------------------
      2,100    (a) MRV Communications, Inc.                                                 43,313
                   ----------------------------------------------------------------
      1,500        MTS Systems Corp.                                                        32,813
                   ----------------------------------------------------------------
        800    (a) Mafco Consolidated Group, Inc.                                           26,200
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      1,300    (a) Manugistics Group, Inc.                                            $     69,875
                   ----------------------------------------------------------------
      2,800    (a) Marshall Industries                                                      91,350
                   ----------------------------------------------------------------
      1,700    (a) Mattson Technology, Inc.                                                 13,175
                   ----------------------------------------------------------------
      1,000    (a) Maxis, Inc.                                                               6,875
                   ----------------------------------------------------------------
      1,100    (a) Media 100, Inc.                                                           5,775
                   ----------------------------------------------------------------
      2,700    (a) Mercury Interactive Corp.                                                33,075
                   ----------------------------------------------------------------
        600    (a) Merix Corp.                                                               9,150
                   ----------------------------------------------------------------
      1,500    (a) MetaTools, Inc.                                                          13,688
                   ----------------------------------------------------------------
      5,100        Methode Electronics, Inc., Class A                                       72,038
                   ----------------------------------------------------------------
      1,900    (a) Metricom, Inc.                                                           12,113
                   ----------------------------------------------------------------
      1,300    (a) MicroTouch Systems, Inc.                                                 27,788
                   ----------------------------------------------------------------
      8,450    (a) Microchip Technology, Inc.                                              264,063
                   ----------------------------------------------------------------
      2,700    (a) Microcom, Inc.                                                           43,369
                   ----------------------------------------------------------------
        900    (a) Microware Systems Corp.                                                   6,300
                   ----------------------------------------------------------------
        900    (a) Mosaix, Inc.                                                             11,250
                   ----------------------------------------------------------------
      3,400        Mylex Corp.                                                              31,663
                   ----------------------------------------------------------------
      2,200        National Computer Systems, Inc.                                          55,275
                   ----------------------------------------------------------------
      4,300        National Data Corp.                                                     161,250
                   ----------------------------------------------------------------
      1,400    (a) National Instruments Corp.                                               42,350
                   ----------------------------------------------------------------
      1,300    (a) Neose Technologies, Inc.                                                 15,763
                   ----------------------------------------------------------------
      5,100    (a) Netmanage, Inc.                                                          13,706
                   ----------------------------------------------------------------
      2,800    (a) Network Appliance, Inc.                                                  81,550
                   ----------------------------------------------------------------
      3,500    (a) Network Equipment Technologies, Inc.                                     49,875
                   ----------------------------------------------------------------
      1,700    (a) Network Peripherals, Inc.                                                16,150
                   ----------------------------------------------------------------
      1,600    (a) Nichols Research Corp.                                                   28,400
                   ----------------------------------------------------------------
      2,400    (a) Nimbus CD International, Inc.                                            21,300
                   ----------------------------------------------------------------
      1,800        Novadigm, Inc.                                                            7,425
                   ----------------------------------------------------------------
      2,600    (a) Novellus Systems, Inc.                                                  150,150
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      2,700        OEA, Inc.                                                          $     96,863
                   ----------------------------------------------------------------
      3,000    (a) OIS Optical Imaging Systems, Inc.                                         6,938
                   ----------------------------------------------------------------
      5,900    (a) Oak Technology, Inc.                                                     47,569
                   ----------------------------------------------------------------
        700    (a) OnTrak Systems, Inc.                                                     16,275
                   ----------------------------------------------------------------
      1,500        Optical Data Systems, Inc.                                               18,188
                   ----------------------------------------------------------------
      4,400    (a) Orbital Sciences Corp.                                                   64,900
                   ----------------------------------------------------------------
      1,200    (a) Ortel Corp.                                                              15,600
                   ----------------------------------------------------------------
      2,800    (a) P-COM, Inc.                                                              80,150
                   ----------------------------------------------------------------
      1,000    (a) PRI Automation, Inc.                                                     51,250
                   ----------------------------------------------------------------
      1,600        Park Electrochemical Corp.                                               35,200
                   ----------------------------------------------------------------
      1,500    (a) Peak Technologies Group, Inc.                                            26,438
                   ----------------------------------------------------------------
      1,300    (a) Perceptron, Inc.                                                         36,725
                   ----------------------------------------------------------------
      1,600    (a) Periphonics Corp.                                                        22,000
                   ----------------------------------------------------------------
      3,000    (a) Phoenix Technology, Ltd.                                                 34,125
                   ----------------------------------------------------------------
      1,500    (a) Photronic Labs, Inc.                                                     51,938
                   ----------------------------------------------------------------
      1,100    (a) Pinnacle Systems, Inc.                                                   16,775
                   ----------------------------------------------------------------
      3,725        Pioneer Standard Electronics, Inc.                                       45,631
                   ----------------------------------------------------------------
      1,400    (a) Pixar, Inc.                                                              21,350
                   ----------------------------------------------------------------
      1,300    (a) Planar Systems, Inc.                                                     13,163
                   ----------------------------------------------------------------
      1,400    (a) Plantronics, Inc.                                                        58,800
                   ----------------------------------------------------------------
      8,098    (a) Platinum Technology, Inc.                                                97,176
                   ----------------------------------------------------------------
      3,400    (a) Power Control Technologies, Inc.                                         25,075
                   ----------------------------------------------------------------
      2,800    (a) Precision Systems, Inc.                                                  10,675
                   ----------------------------------------------------------------
      1,000    (a) Premenos Technology Corp.                                                 6,500
                   ----------------------------------------------------------------
        700    (a) Prism Solutions, Inc.                                                     3,238
                   ----------------------------------------------------------------
      1,800    (a) Progress Software Corp.                                                  29,700
                   ----------------------------------------------------------------
      1,000    (a) Project Software & Development, Inc.                                     13,375
                   ----------------------------------------------------------------
      1,600    (a) Proxim, Inc.                                                             32,200
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      4,325    (a) Pure Atria Corp.                                                   $     42,169
                   ----------------------------------------------------------------
      5,500    (a) Quarterdeck Office Systems                                               13,406
                   ----------------------------------------------------------------
      1,100    (a) Quickresponse Services, Inc.                                             29,700
                   ----------------------------------------------------------------
      2,300    (a) Quickturn Design Systems, Inc.                                           15,669
                   ----------------------------------------------------------------
      2,000    (a) RMI Titanium Co.                                                         42,750
                   ----------------------------------------------------------------
      3,600    (a) ROSS Technology, Inc.                                                     6,750
                   ----------------------------------------------------------------
        900    (a) RadiSys Corp.                                                            26,438
                   ----------------------------------------------------------------
      1,000    (a) Rainbow Technologies, Inc.                                               14,625
                   ----------------------------------------------------------------
      4,400    (a) Ramtron International Corp.                                              25,850
                   ----------------------------------------------------------------
      2,100    (a) Red Brick Systems, Inc.                                                  16,275
                   ----------------------------------------------------------------
      1,800    (a) Remedy Corp.                                                             58,275
                   ----------------------------------------------------------------
      6,100    (a) Riscorp, Inc., Class A                                                   16,775
                   ----------------------------------------------------------------
      3,000    (a) Robotic Vision Systems, Inc.                                             26,063
                   ----------------------------------------------------------------
      4,300    (a) Rohr, Inc.                                                               67,188
                   ----------------------------------------------------------------
      8,400    (a) S3, Inc.                                                                 80,325
                   ----------------------------------------------------------------
      1,400    (a) SDL, Inc.                                                                18,200
                   ----------------------------------------------------------------
      1,000    (a) SPSS, Inc.                                                               26,500
                   ----------------------------------------------------------------
      2,900    (a) Sandisk Corp.                                                            36,975
                   ----------------------------------------------------------------
      2,900    (a) Sanmina Corp.                                                           145,000
                   ----------------------------------------------------------------
      3,200    (a) Santa Cruz Operation, Inc.                                               14,800
                   ----------------------------------------------------------------
        300    (a) Sapient Corp.                                                            10,763
                   ----------------------------------------------------------------
      2,100    (a) Scopus Technology, Inc.                                                  56,175
                   ----------------------------------------------------------------
      2,400    (a) Secure Computing Corp.                                                   17,400
                   ----------------------------------------------------------------
        500    (a) Segue Software, Inc.                                                      4,750
                   ----------------------------------------------------------------
      1,150    (a) Semitool, Inc.                                                           11,213
                   ----------------------------------------------------------------
      1,300    (a) Sequa Corp., Class A                                                     61,750
                   ----------------------------------------------------------------
      4,900    (a) Sequent Computer System, Inc.                                            77,788
                   ----------------------------------------------------------------
      1,500    (a) Sheldahl, Inc.                                                           34,875
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      4,900    (a) Sierra Semiconductor Corp.                                         $     82,688
                   ----------------------------------------------------------------
      3,400    (a) Silicon Storage Technology                                               11,263
                   ----------------------------------------------------------------
      5,000    (a) Silicon Valley Group, Inc.                                              102,813
                   ----------------------------------------------------------------
      1,600    (a) Siliconix, Inc.                                                          40,000
                   ----------------------------------------------------------------
        800    (a) Simula, Inc.                                                             11,500
                   ----------------------------------------------------------------
      2,400    (a) Smart Modular Technologies, Inc.                                         80,400
                   ----------------------------------------------------------------
        600    (a) Smith Micro Software, Inc.                                                2,400
                   ----------------------------------------------------------------
        800    (a) Speedfam International, Inc.                                             19,400
                   ----------------------------------------------------------------
      2,100    (a) Spyglass, Inc.                                                           14,700
                   ----------------------------------------------------------------
      3,400    (a) Stac Electronics                                                         13,600
                   ----------------------------------------------------------------
      2,300    (a) Standard Microsystems Corp.                                              19,694
                   ----------------------------------------------------------------
      1,600    (a) Stanford Telcommunications, Inc.                                         23,600
                   ----------------------------------------------------------------
      1,700    (a) State of the Art, Inc.                                                   15,725
                   ----------------------------------------------------------------
      3,000    (a) StorMedia, Inc.                                                          37,875
                   ----------------------------------------------------------------
        600    (a) Storage Computer Corp.                                                    7,200
                   ----------------------------------------------------------------
      3,900    (a) Stratus Computer, Inc.                                                  151,613
                   ----------------------------------------------------------------
      5,700    (a) Structural Dynamics Research Corp.                                      121,125
                   ----------------------------------------------------------------
      1,900    (a) SubMicron Systems, Inc.                                                   5,938
                   ----------------------------------------------------------------
      1,200    (a) Supertex, Inc.                                                           12,750
                   ----------------------------------------------------------------
      9,000    (a) Symantec Corp.                                                          129,375
                   ----------------------------------------------------------------
      2,700    (a) Symmetricom, Inc.                                                        36,450
                   ----------------------------------------------------------------
      2,600    (a) Sync Research, Inc.                                                       7,556
                   ----------------------------------------------------------------
      4,750        System Software Association                                              25,531
                   ----------------------------------------------------------------
      2,300    (a) Systems & Computer Technology Corp.                                      45,425
                   ----------------------------------------------------------------
      2,800    (a) Systemsoft Corp.                                                         21,350
                   ----------------------------------------------------------------
      1,900    (a) TCSI Corp.                                                                9,144
                   ----------------------------------------------------------------
      6,300    (a) Tech Data Corp.                                                         154,350
                   ----------------------------------------------------------------
      1,000    (a) Tech-Sym Corp.                                                           28,375
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      2,200        Technitrol, Inc.                                                   $     44,275
                   ----------------------------------------------------------------
      2,800    (a) Technology Solutions Corp.                                               73,850
                   ----------------------------------------------------------------
      1,200    (a) Tekelec, Inc.                                                            27,600
                   ----------------------------------------------------------------
      1,800    (a) Telco System, Inc.                                                       23,400
                   ----------------------------------------------------------------
      1,100    (a) Teltrend, Inc.                                                           20,350
                   ----------------------------------------------------------------
      2,600        Telxon Corp.                                                             41,275
                   ----------------------------------------------------------------
      5,200        Tencor Instruments                                                      230,750
                   ----------------------------------------------------------------
        500    (a) ThermoSpectra Corp.                                                       6,000
                   ----------------------------------------------------------------
      1,550    (a) Thermotrex Corp.                                                         28,869
                   ----------------------------------------------------------------
      3,100        Thiokol Corp.                                                           202,275
                   ----------------------------------------------------------------
      3,500    (a) Tracor, Inc.                                                             76,125
                   ----------------------------------------------------------------
      1,900    (a) TranSwitch Corp.                                                          8,313
                   ----------------------------------------------------------------
      4,400    (a) Transaction Systems Architects, Inc., Class A                           132,000
                   ----------------------------------------------------------------
      1,800    (a) Trident Microsystems, Inc.                                               24,300
                   ----------------------------------------------------------------
      3,200    (a) Trimble Navigation Ltd.                                                  37,200
                   ----------------------------------------------------------------
      1,300    (a) Triquint Semiconductor, Inc.                                             38,675
                   ----------------------------------------------------------------
      2,200    (a) Tseng Laboratories, Inc.                                                  6,463
                   ----------------------------------------------------------------
      1,000    (a) USDATA Corp., Inc.                                                        3,750
                   ----------------------------------------------------------------
      2,900    (a) Ultratech Stepper, Inc.                                                  52,019
                   ----------------------------------------------------------------
        850    (a) Unison Software, Inc.                                                     5,419
                   ----------------------------------------------------------------
      1,700    (a) Unitrode Corp.                                                           67,150
                   ----------------------------------------------------------------
      7,500    (a) VLSI Technology, Inc.                                                   149,063
                   ----------------------------------------------------------------
      1,500    (a) Vantive Corp.                                                            29,813
                   ----------------------------------------------------------------
      1,600    (a) Veritas Software Corp.                                                   53,800
                   ----------------------------------------------------------------
      1,500    (a) Verity, Inc.                                                              8,344
                   ----------------------------------------------------------------
      2,900    (a) Viasoft, Inc.                                                           123,250
                   ----------------------------------------------------------------
      5,200    (a) Vicor Corp.                                                              82,550
                   ----------------------------------------------------------------
      2,000    (a) VideoLan Technologies, Inc.                                               1,250
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--CONTINUED
                   ----------------------------------------------------------------
      2,000    (a) VideoServer, Inc.                                                  $     33,750
                   ----------------------------------------------------------------
      2,700    (a) Viewlogic Systems, Inc.                                                  37,800
                   ----------------------------------------------------------------
      1,300    (a) Visio Corp.                                                              65,975
                   ----------------------------------------------------------------
        700    (a) Visioneer, Inc.                                                           2,450
                   ----------------------------------------------------------------
      4,500    (a) Vitesse Semiconductor Corp.                                             141,750
                   ----------------------------------------------------------------
      1,300    (a) Wall Data, Inc.                                                          27,219
                   ----------------------------------------------------------------
      5,900    (a) Wang Laboratories, Inc.                                                 102,513
                   ----------------------------------------------------------------
      4,200    (a) Waters Corp.                                                            124,425
                   ----------------------------------------------------------------
      1,400        Watkins Johnson Co.                                                      38,500
                   ----------------------------------------------------------------
      1,800    (a) Whittaker Corp.                                                          17,775
                   ----------------------------------------------------------------
      2,450    (a) Wind River Systems, Inc.                                                 56,350
                   ----------------------------------------------------------------
      2,300        Wireless Telecom Group, Inc.                                             22,138
                   ----------------------------------------------------------------
      2,300    (a) Wonderware Corp.                                                         20,988
                   ----------------------------------------------------------------
        600    (a) Workgroup Technology Corp.                                                2,663
                   ----------------------------------------------------------------
      2,100        Wyle Labs                                                                71,138
                   ----------------------------------------------------------------
      3,300    (a) Wyman Gordon Co.                                                         69,300
                   ----------------------------------------------------------------
      3,000    (a) Xicor, Inc.                                                              16,125
                   ----------------------------------------------------------------
      2,700        Xircom, Inc.                                                             24,975
                   ----------------------------------------------------------------
        400    (a) Yahoo, Inc.                                                              13,650
                   ----------------------------------------------------------------
      3,400        Zilog, Inc.                                                              62,900
                   ----------------------------------------------------------------
        800    (a) Zoran Corp.                                                              10,400
                   ----------------------------------------------------------------
      1,300    (a) Zygo Corp.                                                               28,925
                   ----------------------------------------------------------------
      1,100    (a) Zytec Corp.                                                              14,300
                   ----------------------------------------------------------------   ------------
                   Total                                                                15,028,342
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--1.6%
                   ----------------------------------------------------------------
      3,600        APL, Ltd.                                                               105,750
                   ----------------------------------------------------------------
      3,700        ASA Holdings Ltd.                                                        78,625
                   ----------------------------------------------------------------
      3,300        Airborne Freight Corp.                                                  115,913
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   ----------------------------------------------------------------
      3,100        Airlines Express International Corp.                               $    106,175
                   ----------------------------------------------------------------
      2,400    (a) Alaska Air Group, Inc.                                                   59,700
                   ----------------------------------------------------------------
      7,702    (a) America West Holdings Corp., Class B                                    118,418
                   ----------------------------------------------------------------
      3,400    (a) American Freightways Corp.                                               48,025
                   ----------------------------------------------------------------
      3,700        Arnold Industries, Inc.                                                  54,575
                   ----------------------------------------------------------------
      1,700    (a) Covenant Transport, Inc. , Class A                                       23,375
                   ----------------------------------------------------------------
        800        Eagle USA Airfreight, Inc.                                               16,000
                   ----------------------------------------------------------------
      4,000        Expeditors International Washington, Inc.                               100,000
                   ----------------------------------------------------------------
        600        Florida East Coast, Inc.                                                 52,200
                   ----------------------------------------------------------------
      1,482        Frozen Food Express Industries, Inc.                                     13,153
                   ----------------------------------------------------------------
      1,800        Harper Group                                                             42,300
                   ----------------------------------------------------------------
      2,545    (a) Heartland Express, Inc.                                                  55,036
                   ----------------------------------------------------------------
      3,700        Hunt (J.B.) Transportation Services, Inc.                                51,338
                   ----------------------------------------------------------------
      4,100    (a) Kirby Corp.                                                              74,825
                   ----------------------------------------------------------------
        300    (a) Knight Transportation, Inc.                                               6,525
                   ----------------------------------------------------------------
      2,100    (a) Landstar System, Inc.                                                    53,813
                   ----------------------------------------------------------------
      1,400    (a) M.S. Carriers, Inc.                                                      27,650
                   ----------------------------------------------------------------
      4,200    (a) Mesa Air Group, Inc.                                                     22,313
                   ----------------------------------------------------------------
        800    (a) Midwest Express Holdings, Inc.                                           33,000
                   ----------------------------------------------------------------
      5,200    (a) OMI Corp.                                                                52,000
                   ----------------------------------------------------------------
      4,600        Overseas Shipholding Group, Inc.                                         81,650
                   ----------------------------------------------------------------
      1,500    (a) Railtex, Inc.                                                            24,375
                   ----------------------------------------------------------------
      2,200        Roadway Express, Inc.                                                    38,500
                   ----------------------------------------------------------------
      1,200        SkyWest, Inc.                                                            15,300
                   ----------------------------------------------------------------
      1,900    (a) Swift Transportation Co.                                                 54,150
                   ----------------------------------------------------------------
      2,700    (a) Trans World Airlines, Inc.                                               19,575
                   ----------------------------------------------------------------
      3,650        USFreightways Corp.                                                      98,550
                   ----------------------------------------------------------------
      5,900    (a) ValuJet, Inc.                                                            37,613
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TRANSPORTATION--CONTINUED
                   ----------------------------------------------------------------
      3,500        Werner Enterprises, Inc.                                           $     66,938
                   ----------------------------------------------------------------
      1,200    (a) Western Pacific Airlines, Inc.                                            7,650
                   ----------------------------------------------------------------
      3,600    (a) Yellow Corp.                                                             69,300
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,824,310
                   ----------------------------------------------------------------   ------------
                   UTILITIES--5.9%
                   ----------------------------------------------------------------
      2,400        ACC Corp.                                                                38,100
                   ----------------------------------------------------------------
      9,100        AGL Resources, Inc.                                                     175,175
                   ----------------------------------------------------------------
      2,600    (a) Adelphia Communications Corp., Class A                                   14,625
                   ----------------------------------------------------------------
      6,000        Aliant Communications, Inc.                                              93,750
                   ----------------------------------------------------------------
      2,500    (a) American Mobile Satellite Corp.                                          24,375
                   ----------------------------------------------------------------
        600    (a) American Paging, Inc.                                                     2,175
                   ----------------------------------------------------------------
      1,600    (a) American Telecasting, Inc.                                                2,100
                   ----------------------------------------------------------------
      1,100        Aquarion Co.                                                             27,363
                   ----------------------------------------------------------------
        900        Aquila Gas Pipeline Co.                                                  12,713
                   ----------------------------------------------------------------
      3,346    (a) Arch Communications Group, Inc.                                          19,449
                   ----------------------------------------------------------------
      1,000    (a) Associated Group, Inc., Class A                                          37,000
                   ----------------------------------------------------------------
      8,600        Atlantic Energy, Inc. NJ                                                138,675
                   ----------------------------------------------------------------
        800    (a) Atlantic Telephone Network, Inc.                                          8,400
                   ----------------------------------------------------------------
      2,650        Atmos Energy Corp.                                                       59,956
                   ----------------------------------------------------------------
      2,200        Bay State Gas Co.                                                        56,100
                   ----------------------------------------------------------------
      2,400        Black Hills Corp.                                                        67,500
                   ----------------------------------------------------------------
      2,000    (a) C-Tec Corp.                                                              54,563
                   ----------------------------------------------------------------
      4,465    (a) CAI Wireless Systems, Inc.                                                7,814
                   ----------------------------------------------------------------
      2,100        CFW Communications Co.                                                   38,325
                   ----------------------------------------------------------------
      1,700        CTG Resources, Inc.                                                      36,338
                   ----------------------------------------------------------------
      1,000        California Water Service Corp.                                           43,250
                   ----------------------------------------------------------------
      1,700    (a) Cellular Communications International, Inc.                              42,500
                   ----------------------------------------------------------------
        800        Cellularvision USA, Inc.                                                  5,700
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
      2,705    (a) Centennial Cellular Corp., Class A                                 $     25,359
                   ----------------------------------------------------------------
      2,900        Central Hudson Gas & Electric Service                                    89,175
                   ----------------------------------------------------------------
      3,700        Central LA Electric Co.                                                  94,813
                   ----------------------------------------------------------------
      5,300        Central Maine Power Co.                                                  58,963
                   ----------------------------------------------------------------
      5,200    (a) Century Communications, Corp., Class A                                   21,125
                   ----------------------------------------------------------------
      2,200        Cilcorp, Inc.                                                            84,975
                   ----------------------------------------------------------------
     12,870    (a) Citizens Utilities Co., Class B                                         151,228
                   ----------------------------------------------------------------
      1,400        Colonial Gas Co.                                                         28,000
                   ----------------------------------------------------------------
      3,000        Commonwealth Energy System                                               65,625
                   ----------------------------------------------------------------
      2,300    (a) Comnet Cellular, Inc.                                                    59,225
                   ----------------------------------------------------------------
      1,500        Connecticut Energy Corp.                                                 32,625
                   ----------------------------------------------------------------
      2,000    (a) Corecomm, Inc.                                                           29,250
                   ----------------------------------------------------------------
      1,300        E Town                                                                   38,675
                   ----------------------------------------------------------------
      3,400        Eastern Enterprises                                                     115,175
                   ----------------------------------------------------------------
      3,300        Eastern Utilities Association                                            56,513
                   ----------------------------------------------------------------
      9,800        El Paso Electric Co.                                                     61,863
                   ----------------------------------------------------------------
      2,700        Empire Distribution Electric Co.                                         47,588
                   ----------------------------------------------------------------
      1,600        Energen Corp.                                                            50,600
                   ----------------------------------------------------------------
      2,600        Executive Telecard Ltd.                                                  17,388
                   ----------------------------------------------------------------
      3,900    (a) General Communications, Inc., Class A                                    26,325
                   ----------------------------------------------------------------
      2,200    (a) Heartland Wireless Communications, Inc.                                   4,950
                   ----------------------------------------------------------------
      3,600        HighwayMaster Communications, Inc.                                       39,600
                   ----------------------------------------------------------------
      4,900        IES Industries, Inc.                                                    142,100
                   ----------------------------------------------------------------
      3,250        Indiana Energy, Inc.                                                     78,813
                   ----------------------------------------------------------------
      1,600    (a) Intercel, Inc.                                                           15,600
                   ----------------------------------------------------------------
      2,600    (a) Intermedia Communications of Florida, Inc.                               51,350
                   ----------------------------------------------------------------
      4,700    (a) International Family Entertainment, Inc., Class B                        95,175
                   ----------------------------------------------------------------
      1,600        Interstate Power Co.                                                     45,800
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
      3,482        Jones Intercable, Inc.                                             $     33,950
                   ----------------------------------------------------------------
      3,401        K N Energy, Inc.                                                        126,687
                   ----------------------------------------------------------------
      3,600    (a) Kelley Oil & Gas Corp.                                                    7,200
                   ----------------------------------------------------------------
      2,900        Laclede Gas Co.                                                          64,525
                   ----------------------------------------------------------------
      4,650        MDU Resources Group, Inc.                                               108,113
                   ----------------------------------------------------------------
      2,600    (a) MIDCOM Communications, Inc.                                              18,850
                   ----------------------------------------------------------------
      2,600        Madison Gas & Electric Co.                                               52,000
                   ----------------------------------------------------------------
      2,521    (a) MetroCall, Inc.                                                          10,084
                   ----------------------------------------------------------------
      2,122        MetroCall, Inc., Rights                                                       0
                   ----------------------------------------------------------------
      4,900        Minnesota Power And Light Co.                                           136,588
                   ----------------------------------------------------------------
      8,900    (a) Mobile Telecommunication Technologies Corp.                              86,775
                   ----------------------------------------------------------------
      7,300        MobileMedia Communications, Inc.                                          3,878
                   ----------------------------------------------------------------
      1,900    (a) NETCOM On-line Communication Services, Inc.                              19,713
                   ----------------------------------------------------------------
      4,933    (a) NTL, Inc.                                                                96,194
                   ----------------------------------------------------------------
      1,600        NUI Corp.                                                                31,400
                   ----------------------------------------------------------------
      8,000        Nevada Power Co.                                                        160,000
                   ----------------------------------------------------------------
      3,000        New Jersey Resources Corp.                                               86,625
                   ----------------------------------------------------------------
      1,100        North Carolina Natural Gas                                               32,588
                   ----------------------------------------------------------------
      3,700        Northwest Natural Gas Co.                                                89,725
                   ----------------------------------------------------------------
      1,500        Northwestern Public Service Co.                                          55,313
                   ----------------------------------------------------------------
      3,800        Oneok, Inc.                                                             113,050
                   ----------------------------------------------------------------
      2,200        Orange & Rockland Utilities, Inc.                                        68,750
                   ----------------------------------------------------------------
      1,800        Otter Tail Power Co.                                                     57,150
                   ----------------------------------------------------------------
      1,200    (a) Palmer Wireless, Inc.                                                    14,100
                   ----------------------------------------------------------------
      1,600        Pennsylvania Enterprises                                                 35,400
                   ----------------------------------------------------------------
      1,800    (a) Peoples Choice TV Corp.                                                   2,700
                   ----------------------------------------------------------------
      2,750        Philadelphia Suburban Corp.                                              55,000
                   ----------------------------------------------------------------
      4,800        Piedmont Natural Gas, Inc.                                              112,800
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
      1,100    (a) Premiere Technologies, Inc.                                        $     26,263
                   ----------------------------------------------------------------
      3,588    (a) PriceCellular Corp., Class A                                             26,686
                   ----------------------------------------------------------------
      1,800    (a) ProNet, Inc.                                                              5,513
                   ----------------------------------------------------------------
      6,100        Public Service Co. New Mexico                                           101,413
                   ----------------------------------------------------------------
      3,100        Public Service Co. North Carolina, Inc.                                  53,863
                   ----------------------------------------------------------------
      6,400        Rochester Gas & Electric Corp                                           119,200
                   ----------------------------------------------------------------
      3,900        SIG Corp., Inc.                                                          94,088
                   ----------------------------------------------------------------
     10,032    (a) Seagull Energy Corp.                                                    171,798
                   ----------------------------------------------------------------
      5,000        Sierra Pacific Resources                                                141,875
                   ----------------------------------------------------------------
      1,324        South Jersey Industries, Inc.                                            28,135
                   ----------------------------------------------------------------
      2,035        Southeastern Michigan Gas Energy                                         39,683
                   ----------------------------------------------------------------
      1,300        Southern CA Water Co.                                                    28,113
                   ----------------------------------------------------------------
      1,420    (a) Southern Union Co.                                                       33,903
                   ----------------------------------------------------------------
      4,400        Southwest Gas Corp.                                                      73,150
                   ----------------------------------------------------------------
      4,000        Southwestern Energy Co.                                                  50,500
                   ----------------------------------------------------------------
      4,100    (a) Starsight Telecast, Inc.                                                 30,750
                   ----------------------------------------------------------------
      2,700        TCA Cable TV, Inc.                                                       86,400
                   ----------------------------------------------------------------
      2,000        TNP Enterprises, Inc.                                                    42,000
                   ----------------------------------------------------------------
      2,440    (a) Tejas Gas Corp.                                                         101,260
                   ----------------------------------------------------------------
      2,800    (a) Tel-Save Holdings, Inc.                                                  39,200
                   ----------------------------------------------------------------
      1,150    (a) Transaction Network Services, Inc.                                       12,938
                   ----------------------------------------------------------------
      2,000        Trescomm International, Inc.                                             10,750
                   ----------------------------------------------------------------
      5,260    (a) Tucson Electric Power Co.                                                74,955
                   ----------------------------------------------------------------
      2,600    (a) U.S. Long Distance Corp.                                                 31,525
                   ----------------------------------------------------------------
      5,400        UGI Corp.                                                               122,850
                   ----------------------------------------------------------------
      2,200        United Cities Gas Co.                                                    47,300
                   ----------------------------------------------------------------
      2,300        United Illuminating Co.                                                  56,925
                   ----------------------------------------------------------------
      6,400    (a) United International Holdings, Inc., Class A                             61,600
                   ----------------------------------------------------------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
*COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--CONTINUED
                   ----------------------------------------------------------------
      1,700    (a) United Video Satellite Group, Inc., Class A                        $     26,350
                   ----------------------------------------------------------------
      4,136        United Water Resources, Inc.                                             67,727
                   ----------------------------------------------------------------
      4,800    (a) Vanguard Cellular Systems, Inc., Class A                                 47,400
                   ----------------------------------------------------------------
      3,000        WICOR, Inc.                                                             105,375
                   ----------------------------------------------------------------
      5,000        WPL Holdings, Inc.                                                      135,625
                   ----------------------------------------------------------------
      3,900        WPS Resources Corp.                                                      96,038
                   ----------------------------------------------------------------
      7,200        Washington Gas Light Co.                                                165,600
                   ----------------------------------------------------------------
      2,600        Western Gas Resources, Inc.                                              39,975
                   ----------------------------------------------------------------
      4,600    (a) WinStar Communications, Inc.                                             47,725
                   ----------------------------------------------------------------
      2,600    (a) Wireless One, Inc.                                                        9,100
                   ----------------------------------------------------------------
        600    (a) Xpedite Systems, Inc.                                                    12,075
                   ----------------------------------------------------------------
      1,700        Yankee Energy Systems, Inc.                                              36,125
                   ----------------------------------------------------------------   ------------
                   Total                                                                 6,814,733
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $92,795,786)                   106,269,304
                   ----------------------------------------------------------------   ------------


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(B) U.S. TREASURY--0.4%
-----------------------------------------------------------------------------------
$   500,000        United States Treasury Bill, 9/11/1997 (IDENTIFIED COST
                   $490,339)                                                          $    490,445
                   ----------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENT--7.6%
-----------------------------------------------------------------------------------
  8,770,000        BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
                   (AT AMORTIZED COST)                                                   8,770,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $102,056,125)(D)                $115,529,749
                   ----------------------------------------------------------------   ------------

* The Fund purchases stock index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the stock market and minimizing trading costs. The total market value of open futures contracts is $9,139,850 at April 30, 1997, which represents 7.9% of net assets. Taking into consideration these open futures contracts, the Fund's effective total exposure to stocks is 99.8%.

(a) Non-income producing security.

(b) Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $102,073,265. The net unrealized appreciation of investments on a federal tax basis amounts to $13,456,484 which is comprised of $25,702,100 appreciation and $12,245,616 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($115,614,426) at April 30, 1997.

The following acronyms are used throughout this portfolio:

REIT -- Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at value (identified cost
$102,056,125, and tax cost $102,073,265)                                           $ 115,529,749
-------------------------------------------------------------------------------
Income receivable                                                                         83,913
-------------------------------------------------------------------------------
Receivable for investments sold                                                          100,753
-------------------------------------------------------------------------------
Receivable for shares sold                                                               168,146
-------------------------------------------------------------------------------
Receivable for daily variation margin                                                     17,225
-------------------------------------------------------------------------------
Deferred expenses                                                                          1,938
-------------------------------------------------------------------------------    -------------
     Total assets                                                                    115,901,724
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for investments purchased                                       $44,347
---------------------------------------------------------------------
Payable to Bank                                                         169,522
---------------------------------------------------------------------
Payable for taxes withheld                                                  160
---------------------------------------------------------------------
Accrued expenses                                                         73,269
---------------------------------------------------------------------   -------
     Total liabilities                                                                   287,298
-------------------------------------------------------------------------------    -------------
NET ASSETS for 8,730,945 shares outstanding                                        $ 115,614,426
-------------------------------------------------------------------------------    -------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                                                    $  99,912,057
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and futures contracts                      13,197,304
-------------------------------------------------------------------------------
Accumulated net realized gain on investments and
futures contracts                                                                      2,406,221
-------------------------------------------------------------------------------
Undistributed net investment income                                                       98,844
-------------------------------------------------------------------------------    -------------
     Total Net Assets                                                              $ 115,614,426
-------------------------------------------------------------------------------    -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$115,614,426 / 8,730,945 shares outstanding                                               $13.24
-------------------------------------------------------------------------------    -------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------
Dividends                                                                                $   981,612
-------------------------------------------------------------------------------------
Interest                                                                                     252,488
-------------------------------------------------------------------------------------    -----------
    Total income                                                                           1,234,100
-------------------------------------------------------------------------------------
EXPENSES--
-------------------------------------------------------------------------------------
Management fee                                                               $356,814
-------------------------------------------------------------------------
Custodian fees                                                                 37,533
-------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                       32,080
-------------------------------------------------------------------------
Directors'/Trustees' fees                                                       1,991
-------------------------------------------------------------------------
Auditing fees                                                                   7,059
-------------------------------------------------------------------------
Legal fees                                                                      1,991
-------------------------------------------------------------------------
Portfolio accounting fees                                                      28,405
-------------------------------------------------------------------------
Shareholder services fee                                                      178,407
-------------------------------------------------------------------------
Share registration costs                                                       12,360
-------------------------------------------------------------------------
Printing and postage                                                           20,910
-------------------------------------------------------------------------
Insurance premiums                                                              2,353
-------------------------------------------------------------------------
Taxes                                                                           3,258
-------------------------------------------------------------------------
Miscellaneous                                                                   7,944
-------------------------------------------------------------------------    --------
    Total expenses                                                            691,105
-------------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------------
  Waiver of shareholder service fee                                          (149,862)
-------------------------------------------------------------------------    --------
         Net expenses                                                                        541,243
-------------------------------------------------------------------------------------    -----------
              Net investment income                                                          692,857
-------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
-------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                     3,070,023
-------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                  (692,616)
-------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments and futures contracts                  2,377,407
-------------------------------------------------------------------------------------    -----------
    Change in net assets resulting from operations                                       $ 3,070,264
-------------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  (UNAUDITED)             YEAR ENDED
                                                                 APRIL 30, 1997        OCTOBER 31, 1996
                                                                ----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                             $    692,857           $   1,683,178
-------------------------------------------------------------
Net realized gain (loss) on investments and futures contracts
($3,070,023 and $12,836,707 net gains respectively, as
computed for federal tax purposes)                                   3,070,023              11,326,674
-------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  (692,616)              5,852,231
-------------------------------------------------------------   --------------          --------------
    Change in net assets resulting from operations                   3,070,264              18,862,083
-------------------------------------------------------------   --------------          --------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income                              (710,930)             (1,673,293)
-------------------------------------------------------------
Distributions from net realized gains on investments and
futures contracts                                                  (12,838,180)             (7,105,514)
-------------------------------------------------------------   --------------          --------------
    Change in net assets resulting from distributions to
    shareholders                                                   (13,549,110)             (8,778,807)
-------------------------------------------------------------   --------------          --------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                        83,853,826             151,332,868
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of
distributions declared                                               6,121,488               3,949,341
-------------------------------------------------------------
Cost of shares redeemed                                           (108,572,142)           (153,074,545)
-------------------------------------------------------------   --------------          --------------
    Change in net assets resulting from share transactions         (18,596,828)              2,207,664
-------------------------------------------------------------   --------------          --------------
         Change in net assets                                      (29,075,674)             12,290,940
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                144,690,100             132,399,160
-------------------------------------------------------------   --------------          --------------
End of period (including undistributed net investment income of
$98,844 and $116,917, respectively)                               $115,614,426           $ 144,690,100
-------------------------------------------------------------   --------------          --------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)                 YEAR ENDED OCTOBER 31,
                                              APRIL 30,     ------------------------------------------------
                                                 1997        1996       1995      1994      1993     1992(A)
                                            --------------  ------     ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD            $14.39      $13.33     $11.65    $12.66    $10.39    $10.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                           0.07        0.16       0.15      0.11      0.17      0.02
-----------------------------------------
  Net realized and unrealized gain (loss)
  on investments and futures contracts            0.08        1.78       1.74     (0.23)     2.27      0.38
-----------------------------------------   ----------      ------     ------    ------    ------    -------
  Total from investment operations                0.15        1.94       1.89     (0.12)     2.44      0.40
-----------------------------------------   ----------      ------     ------    ------    ------    -------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                         (0.07)      (0.16)     (0.14)    (0.11)    (0.17)    (0.01)
-----------------------------------------
  Distributions from net realized gain on
  investments and futures contracts              (1.23)      (0.72)     (0.07)    (0.78)       --        --
-----------------------------------------   ----------      ------     ------    ------    ------    -------
Total distributions                              (1.30)      (0.88)     (0.21)    (0.89)    (0.17)    (0.01)
-----------------------------------------   ----------      ------     ------    ------    ------    -------
NET ASSET VALUE, END OF PERIOD                  $13.24      $14.39     $13.33    $11.65    $12.66    $10.39
-----------------------------------------   ----------      ------     ------    ------    ------    -------
TOTAL RETURN (B)                                  0.83%      15.09%     16.44%    (0.91)%   23.73%     4.00%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                        0.76%*      0.74%      0.75%     0.73%     0.37%     0.00% *
-----------------------------------------
  Net investment income                           0.97%*      1.14%      1.23%     0.98%     1.48%     2.04% *
-----------------------------------------
  Expense waiver/reimbursement (c)                0.21%*      0.23%      0.05%     0.11%     0.86%     0.87% *
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)         $115,614  $144,690   $132,399  $98,441   $76,139    $7,751
-----------------------------------------
  Average commission rate paid (d)                 $0.0482  $0.0277        --        --        --         --
-----------------------------------------
  Portfolio turnover                                 6%         42%        42%       32%       48%        1 %
-----------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 10, 1992 (commencement of operations) to October 31, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED MINI-CAP FUND

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FUTURES CONTRACTS--The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1997, the Fund had realized losses on futures contracts of $67,690.

     Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

     At April 30, 1997, the Fund had outstanding futures contracts as set forth below:

                                                         UNREALIZED
    EXPIRATION       CONTRACTS TO                       APPRECIATION
       DATE         DELIVER/RECEIVE      POSITION      (DEPRECIATION)
    -----------     ---------------      ---------     --------------
                     53 Russell
     June 1997       2000                  Long          ($ 276,320)

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                        SIX MONTHS ENDED        YEAR ENDED
                                                         APRIL 30, 1997      OCTOBER 31, 1996
-----------------------------------------------------   ----------------     ----------------
Shares sold                                                  5,943,633           10,678,931
-----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         451,152              295,486
-----------------------------------------------------
Shares redeemed                                             (7,717,620)         (10,852,665)
-----------------------------------------------------    -------------       --------------
  Net change resulting from share transactions              (1,322,835)             121,752
-----------------------------------------------------    -------------        -------------

(4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE--Federated Management, the Fund's investment adviser (the "Manager"), receives for its services an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Manager and the Trust Division of ANB Investment Management & Trust Company, ANB Investment Management & Trust Company receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND  DISBURSING  AGENT FEES AND  EXPENSES--Federated  Services
Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $22,217 were borne initially by the Manager. The Fund has agreed to reimburse the Manager for the organizational expenses during the five year


FEDERATED MINI-CAP FUND
--------------------------------------------------------------------------------

period following effective date. For the period ended April 30, 1997, the Fund paid $4,937 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $ 7,611,167
-------------------------------------------------------------------------------   -----------
SALES                                                                             $41,558,924
-------------------------------------------------------------------------------   -----------


TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
J. Christopher Donahue                          J. Christopher Donahue
James E. Dowd                                   Executive Vice President
Lawrence D. Ellis, M.D.                         Edward C. Gonzales
Edward L. Flaherty, Jr.                         Executive Vice President
Peter E. Madden                                 John W. McGonigle
Gregor F. Meyer                                 Executive Vice President,
John E. Murray, Jr.                             Treasurer and Secretary
Wesley W. Posvar                                Richard B. Fisher
Marjorie P. Smuts                               Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

-------------------------------------------------
                                        FEDERATED
-------------------------------------------------
                                         MINI-CAP
-------------------------------------------------
                                             FUND
-------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  TO SHAREHOLDERS
                                   APRIL 30, 1997







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